January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Global Allocation Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.3%
Anchorage Capital CLO Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.86%, 04/28/37	USD	250	$ 252,004
Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.69%, 07/22/37		730	739,288
Apidos CLO XX, Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 6.12%, 07/16/31		400	401,561
Apidos CLO XXII, Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 6.05%, 04/20/31		500	501,703
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 6.16%, 04/15/33		250	250,634
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.00%, 04/22/31		250	250,000
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 6.70%, 10/20/34		720	720,988
Assurant CLO IV Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 6.95%, 04/20/30		500	500,277
Bain Capital Credit CLO Ltd., Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.94%, 10/20/34		500	500,642
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.62%, 07/18/30		159	159,725
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.11%, 01/25/35		1,465	1,465,909
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 6.28%, 04/24/34		712	712,622
Battalion CLO XV Ltd., 01/17/33(c)		750	750,000
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 5.74%, 07/15/34		1,848	1,849,085
Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 5.74%, 07/20/34		250	250,821
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.15%, 10/22/30		500	499,827
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 6.30%, 10/20/30		464	465,851
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.06%, 07/15/31		1,495	1,497,573
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.31%, 07/25/34		625	625,330
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.46%, 07/15/31		250	250,351
Cbam Ltd., Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.65%, 07/20/31		148	148,486
Security		Par (000)	Value
Cayman Islands (continued)
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/17/31	USD	161	$ 161,218
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 6.11%, 04/15/30		1,643	1,648,534
CIFC Funding Ltd.
04/23/38(c)		500	500,000
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.32%, 07/16/30		250	251,132
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.16%, 04/27/31		450	451,472
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 5.70%, 04/19/29		712	712,530
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/36		2,475	2,480,322
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class A, 04/20/38(c)		990	990,000
Dryden CLO Ltd.
Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.58%, 04/15/31		131	131,037
Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.15%, 07/18/30		250	250,777
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/20/37		400	402,528
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/20/37		975	979,614
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 5.53%, 10/15/30		104	103,982
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/15/31		74	73,862
GoldenTree Loan Management U.S. CLO Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 6.10%, 04/20/30		250	250,698
KKR CLO Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/15/34		500	501,198
Madison Park Funding XLII Ltd., Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.05%, 11/21/30		600	601,501
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.09%, 07/23/37		250	251,892
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.15%, 10/20/30		250	250,394
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.59%, 01/28/30		80	80,271
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/34		250	250,548
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-31A, Class AR2, 01/20/39(c)		500	500,000
Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.80%, 01/20/37		250	250,000
New Mountain CLO Ltd., Series CLO-1A, Class A1RR, 01/15/38(c)		730	730,000

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
Oaktree CLO Ltd.
01/15/35(c)	USD	730	$ 730,000
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37		1,000	1,021,439
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.96%, 04/26/31		450	451,107
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 6.20%, 07/20/29		250	250,261
Series 2015-9A, Class AR3, 01/15/37(c)		750	750,000
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.25%, 10/20/34		500	502,685
Octagon Investment Partners Ltd.
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 6.14%, 07/25/30		250	250,695
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/36		800	801,481
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 5.90%, 07/19/30		487	488,495
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/25/31		300	301,162
OHA Credit Funding Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.59%, 02/24/37		250	250,476
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.82%, 05/23/31		372	372,325
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.99%, 07/20/37		250	252,038
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.35%, 07/20/29		31	30,748
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 6.33%, 02/14/34		500	500,754
Pikes Peak CLO, Series 2019-4A, Class ARR, (3- mo. CME Term SOFR + 1.21%), 5.51%, 07/15/34		350	350,730
Recette CLO Ltd., Series 2015-1A, Class BRR, (3- mo. CME Term SOFR + 1.66%), 5.95%, 04/20/34		250	250,121
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.77%, 06/20/34		450	450,638
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.01%, 01/15/34		350	351,429
Regatta XX Funding Ltd., Series 2021-2A, Class AR, 01/15/38(c)		730	730,000
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo. CME Term SOFR + 1.91%), 6.20%, 04/20/34		500	501,752
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.06%, 10/15/29		500	501,332
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.88%, 05/20/31		128	128,617
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.44%, 07/25/31		183	183,232
Security		Par (000)	Value
Cayman Islands (continued)
RR 28 Ltd., Series 2024-28R, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/15/37	USD	5,718	$ 5,760,422
Signal Peak CLO Ltd., Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/25/37		300	302,280
Sixth Street CLO XIII Ltd., Series 2019-13A, Class D1R2, 01/21/38(c)		1,000	1,000,000
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.68%, 01/15/34		500	500,950
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 6.06%, 01/15/34		500	501,991
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/34		700	701,244
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.25%, 01/25/34		1,070	1,070,000
Series 2020-14A, Class CR, (3-mo. CME Term SOFR + 2.40%), 6.70%, 01/25/34		940	942,047
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.70%, 10/18/31		117	116,766
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.59%, 04/20/34		250	250,373
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.50%, 10/15/31		169	168,803
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.05%, 07/24/36		1,200	1,208,477
			48,521,057
Ireland(a) — 0.3%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 6.77%, 02/15/37(d)	EUR	2,350	2,481,172
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 6.37%, 11/15/37(d)		2,720	2,846,130
Arini European CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.50%), 6.27%, 01/15/38(d)		3,920	4,072,061
Aurium CLO XIII DAC, 04/15/38(c)(d)		1,440	1,493,857
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 3.84%, 04/15/31(d)		134	139,012
Avoca CLO XVIII DAC, Series 18X, Class DR, (3- mo. EURIBOR + 3.05%), 5.71%, 01/15/38(d)		1,560	1,629,269
Avoca Static CLO I DAC, Series 1X, Class DR, (3- mo. EURIBOR + 2.90%), 5.74%, 01/15/35(d)		1,360	1,417,869
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 6.31%, 10/25/37(d)		3,200	3,369,146
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 4.39%, 04/15/33(d)		593	615,765
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 6.13%, 01/23/38(d)		2,640	2,758,275
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.94%, 11/20/38(d)		2,000	2,095,613
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 6.27%, 07/25/37(d)		2,002	2,102,836
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.88%, 01/15/38(d)		1,980	2,072,062
Holland Park CLO DAC, Series 1X, Class A1RR, (3-mo. EURIBOR + 0.92%), 3.95%, 11/14/32(d)		333	345,550

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Jubilee CLO DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 6.21%, 01/15/39(d)	EUR	3,370	$ 3,545,983
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 4.64%, 01/21/35(b)		590	612,578
Palmer Square European Loan Funding DAC(d)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 6.50%, 05/15/34		2,400	2,510,961
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.74%, 05/15/34		1,980	2,065,457
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 6.81%, 08/15/38(d)		2,210	2,321,815
Prodigy Finance DAC(b)
Series 2021-1A, Class B, (1 mo. Term SOFR + 2.61%), 6.93%, 07/25/51	USD	421	423,854
Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.18%, 07/25/51		244	246,984
Series 2021-1A, Class D, (1 mo. Term SOFR + 6.01%), 10.33%, 07/25/51		159	163,818
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.99%, 10/15/38(d)	EUR	2,160	2,266,060
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37(d)		4,300	4,467,512
Tikehau CLO XII DAC, Series 2012X, Class D, (3- mo. EURIBOR + 3.25%), 6.62%, 10/20/38(d)		3,828	4,037,246
Victory Street CLO I DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.45%), 6.23%, 01/15/38(d)		2,960	3,088,063
			53,188,948
United Kingdom — 0.1%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	2,373	3,061,834
Zilch Finance Ltd., Series 3, 4.95%, 10/26/27(a)(e)		9,555	11,847,239
			14,909,073
United States — 1.3%
AccessLex Institute, Series 2007-A, Class A3, (3- mo. CME Term SOFR + 0.56%), 5.08%, 05/25/36(a)	USD	925	909,225
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.56%, 04/20/31(a)(b)		491	491,957
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	724,958
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		155	140,972
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		3,369	3,312,358
Cook Park CLO Ltd., Series 2018-1A, Class B, (3- mo. CME Term SOFR + 1.66%), 5.96%, 04/17/30(a)(b)		1,148	1,151,519
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(b)		12,804	12,873,279
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		3,034	2,367,998
GreenSky Home Improvement Trust(b)
Series 2024-1, Class A4, 5.67%, 06/25/59		10,217	10,366,039
Series 2024-1, Class B, 5.87%, 06/25/59		997	1,012,422
Het 24 A Abs, 0.00%, 12/06/44(b)(e)		6,000	6,086,174
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.77%, 05/20/32(a)(b)		4,918	4,944,774
Security		Par (000)	Value
United States (continued)
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)	USD	2,210	$ 1,949,020
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(b)		7,275	7,230,431
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		5,203	5,229,009
Series 2024-AA, Class D, 6.77%, 09/22/36		861	874,096
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 5.51%, 04/15/60(a)		7,185	7,142,466
Series 2021-DA, Class B, 2.61%, 04/15/60		1,552	1,355,870
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,838,475
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,178,166
Series 2024-A, Class A, 5.66%, 10/15/72		13,701	13,863,831
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		6,099	5,261,611
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,351,373
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,553,918
Series 2021-CA, Class C, 3.36%, 04/20/62		850	710,912
Pagaya AI Debt Selection Trust, Series 2021-2, Class A, 3.00%, 01/25/29(b)		816	807,207
PFS Financing Corp., Series 2022-E, Class E, 5.54%, 10/30/26(b)(e)		10,000	9,984,375
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,673,502
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(e)		27,070	25,480,991
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.91%, 08/20/32(b)		8,036	8,120,763
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		943	934,852
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. Term SOFR + 4.86%), 9.17%, 10/15/41(a)(b)		9,589	10,037,180
SMB Private Education Loan Trust(b)
Series 2021-A, Class B, 2.31%, 01/15/53		1,970	1,901,088
Series 2021-A, Class C, 2.99%, 01/15/53		10,968	9,441,602
Series 2021-C, Class B, 2.30%, 01/15/53		1,244	1,196,010
Series 2021-C, Class C, 3.00%, 01/15/53		742	637,190
Series 2021-C, Class D, 3.93%, 01/15/53		237	211,123
Series 2024-D, Class A1B, (30-day Avg SOFR + 1.10%), 5.50%, 07/15/53(a)		7,479	7,538,453
SoFi Personal Loan Term(b)
Series 2023-1, Class R1, 1.00%, 10/15/30		163	7,673,236
Series 2023-1A, Class A, 6.00%, 11/12/30		6,831	6,903,764
Series 2024-1, Class R1, 0.00%, 02/12/31		148	4,391,494
Series 2024-1A, Class A, 6.06%, 02/12/31		7,525	7,576,980
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		5,203	5,299,972
			218,730,635
Total Asset-Backed Securities — 2.0% (Cost: $344,241,251)			335,349,713

	Shares
Common Stocks
Australia — 0.5%
BHP Group Ltd., Class DI	578,208	14,200,605
Brambles Ltd.	195,121	2,384,474
Coles Group Ltd.	71,332	859,833

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Fortescue Ltd	325,128	$ 3,807,694
Glencore PLC	8,825,201	38,128,803
IREN Ltd.(f)	142,746	1,458,864
Macquarie Group Ltd.	33,170	4,906,922
Quintis HoldCo. Pty. Ltd.(e)(f)(g)	43,735,802	272
Rio Tinto Ltd.	69,686	5,018,850
Santos Ltd.	724,858	3,138,602
Steadfast Group Ltd.	597,287	2,145,712
Woolworths Group Ltd.	420,550	7,906,973
		83,957,604
Belgium — 0.1%
Anheuser-Busch InBev SA	35,948	1,771,387
KBC Group NV	128,112	9,827,183
Syensqo SA	30,058	2,368,381
		13,966,951
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	6,913,389	13,237,536
Banco do Brasil SA	1,388,502	6,576,558
BB Seguridade Participacoes SA	707,187	4,663,716
Lojas Renner SA	1,414,217	3,303,199
Magazine Luiza SA(f)	3,147,680	4,018,051
MercadoLibre, Inc.(f)	8,560	16,453,947
Ultrapar Participacoes SA	691,707	1,957,689
XP, Inc., Class A	157,089	2,144,265
		52,354,961
Cambodia — 0.0%
NagaCorp Ltd.(f)(h)	970,000	358,967
Canada — 1.3%
Agnico Eagle Mines Ltd.	13,901	1,292,013
Algoma Steel Group, Inc.	547,037	4,463,822
Cameco Corp.	1,161,181	57,408,789
Canadian National Railway Co.	84,933	8,872,280
Canadian Natural Resources Ltd.	283,462	8,611,035
Cenovus Energy, Inc.	473,366	6,846,357
Enbridge, Inc.	233,105	10,080,606
Fairfax Financial Holdings Ltd.	5,935	7,988,718
Franco-Nevada Corp.	77,172	10,490,847
Lionsgate Studios Corp.(f)	255,590	1,832,580
Power Corp. of Canada	497,669	15,083,992
Shopify, Inc., Class A(f)	140,406	16,385,772
Suncor Energy, Inc.	1,153,498	43,279,489
TC Energy Corp.	143,315	6,457,976
Teck Resources Ltd., Class B	56,034	2,289,014
Thomson Reuters Corp.	44,542	7,485,115
		208,868,405
China — 1.2%
Airtac International Group	34,000	886,602
Alibaba Group Holding Ltd.	7,631	93,605
Alibaba Group Holding Ltd., ADR	78,724	7,781,080
Baidu, Inc., ADR(f)	31,100	2,817,660
BYD Co. Ltd., Class H	1,879,637	66,051,077
China Tower Corp. Ltd., Class H(b)	11,752,000	1,692,788
Contemporary Amperex Technology Co. Ltd., Class A	731,899	25,883,944
Great Wall Motor Co. Ltd., Class A	2,811,441	9,584,701
Great Wall Motor Co. Ltd., Class H	3,722,500	6,083,354
Haidilao International Holding Ltd.(b)	1,471,000	2,759,622
JD.com, Inc., Class A	6,196	126,032
Lenovo Group Ltd.	1,376,000	1,659,523
NetEase, Inc.	613,500	12,610,604
Security	Shares	Value
China (continued)
Nongfu Spring Co. Ltd., Class H(b)	1,043,537	$ 4,923,088
PDD Holdings, Inc., ADR(f)	177	19,808
Prosus NV	370,927	14,168,495
Seres Group Co. Ltd., Class A	142,900	2,608,045
Tencent Holdings Ltd.	563,906	29,670,017
Tencent Holdings Ltd., ADR	1,140	60,443
Trip.com Group Ltd., ADR(f)	278	19,303
Weichai Power Co. Ltd., Class A	764,800	1,509,908
Weichai Power Co. Ltd., Class H	2,065,000	3,593,507
Zhongji Innolight Co. Ltd., Class A	103,200	1,621,089
		196,224,295
Colombia — 0.0%
Bancolombia SA, ADR	15,621	617,811
Czech Republic — 0.0%
Komercni Banka A/S	15,324	562,132
Moneta Money Bank A/S(b)	92,327	521,718
		1,083,850
Denmark — 0.7%
AP Moller - Maersk A/S, Class B	2,269	3,351,036
Ascendis Pharma A/S, ADR(f)	26,127	3,413,754
Carlsberg A/S, Class B	52,899	5,540,699
DSV A/S	116,886	23,285,349
Genmab A/S(f)	6,976	1,371,181
Novo Nordisk A/S, Class B	728,374	61,492,686
Novonesis (Novozymes) B, Class B	156,863	8,993,431
Vestas Wind Systems A/S(f)	506,593	6,968,000
		114,416,136
Finland — 0.0%
Elisa OYJ	61,826	2,664,305
Sampo OYJ, A Shares	31,384	1,295,541
		3,959,846
France — 2.2%
Accor SA	607,912	31,252,576
Atos SE(f)	89,993,224	214,726
AXA SA	182,924	6,939,616
BNP Paribas SA	58,023	3,963,532
Bouygues SA	152,647	4,852,095
Carrefour SA	368,936	5,256,374
Cie de Saint-Gobain SA	793,944	74,450,827
Dassault Systemes SE	309,355	12,077,782
Edenred SE	147,491	5,088,472
Eiffage SA	51,841	4,631,314
EssilorLuxottica SA	161,895	44,433,483
Hermes International SCA	23,142	65,090,557
La Francaise des Jeux SACA(b)	42,152	1,601,681
L’Oreal SA	8,911	3,306,268
LVMH Moet Hennessy Louis Vuitton SE	119,369	87,307,003
Orange SA	641,973	6,904,101
Sodexo SA	47,274	3,491,795
Vivendi SE	692,195	1,956,483
		362,818,685
Georgia — 0.0%
Bank of Georgia Group PLC	7,853	462,991
Germany — 0.6%
adidas AG	185,054	48,791,316
Evonik Industries AG	249,290	4,681,135
Fresenius Medical Care AG	24,423	1,213,208
Heidelberg Materials AG	54,530	7,673,243
Merck KGaA	46,788	7,062,764
MTU Aero Engines AG	32,403	11,069,286

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Northern Data AG(f)(h)	35,824	$ 1,652,965
Rational AG	3,776	3,355,457
Rheinmetall AG	4,840	3,784,077
RWE AG	388,923	12,052,237
		101,335,688
Greece — 0.0%
Athens International Airport SA	103,978	924,418
OPAP SA	26,346	451,947
		1,376,365
Hong Kong — 0.2%
AIA Group Ltd.	4,556,003	32,029,356
Orient Overseas International Ltd.	183,000	2,449,863
Prudential PLC	575,560	4,789,771
		39,268,990
Hungary — 0.0%
OTP Bank Nyrt	28,886	1,787,160
India — 0.1%
Aditya Birla Capital Ltd.(f)	159,997	330,169
Axis Bank Ltd.	35,018	396,773
Bharat Electronics Ltd.	101,700	341,553
Cipla Ltd.	18,903	322,113
Eicher Motors Ltd.	15,957	954,676
GAIL India Ltd.	324,928	660,341
Godrej Consumer Products Ltd.	22,804	294,268
Hindustan Aeronautics Ltd.	46,643	2,109,626
Hindustan Petroleum Corp. Ltd.	103,126	425,185
IndusInd Bank Ltd.	34,624	394,888
ITC Hotels Ltd.(f)	20,734	39,006
ITC Ltd.	181,250	933,826
JSW Energy Ltd.	56,651	331,234
Kotak Mahindra Bank Ltd.	185,908	4,065,833
Maruti Suzuki India Ltd.	2,287	324,007
Tata Consultancy Services Ltd.	13,558	641,545
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(e)(f)(i)	5,720	—
		12,565,043
Indonesia — 0.0%
Astra International Tbk PT	3,722,000	1,093,656
Bank Central Asia Tbk PT	3,448,223	1,991,968
Bank Negara Indonesia Persero Tbk PT	4,323,500	1,257,837
Bank Syariah Indonesia Tbk PT	2,813,570	503,390
Ciputra Development Tbk PT	14,328,100	862,860
Mitra Adiperkasa Tbk PT	6,880,100	541,773
		6,251,484
Ireland — 0.0%
Kingspan Group PLC	77,025	5,343,354
Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR(f)	295,604	5,241,059
Italy — 1.4%
BPER Banca SpA	1,156,337	7,877,192
Ferrari NV	38,581	16,552,588
FinecoBank Banca Fineco SpA	64,547	1,225,435
Intesa Sanpaolo SpA	27,629,182	119,588,245
Prysmian SpA	38,490	2,677,328
Stevanato Group SpA	73,326	1,643,236
Security	Shares	Value
Italy (continued)
UniCredit SpA	1,593,626	$ 73,184,508
Wizz Air Holdings PLC(b)(f)	49,846	788,427
		223,536,959
Japan — 2.7%
Advantest Corp.	700	38,701
Asahi Intecc Co. Ltd.	176,800	2,964,349
Bandai Namco Holdings, Inc.	179,800	4,459,764
Chugai Pharmaceutical Co. Ltd.	22,300	961,465
Dai-ichi Life Holdings, Inc.	357,600	9,764,333
Daiichi Sankyo Co. Ltd.	758,227	21,139,675
Daikin Industries Ltd.	192,621	22,625,487
Daiwa Securities Group, Inc.	551,200	3,990,224
Ebara Corp.	210,100	3,460,797
Eisai Co. Ltd.	111,700	3,308,792
FANUC Corp.	219,464	6,538,233
Fast Retailing Co. Ltd.	9,500	3,128,893
FUJIFILM Holdings Corp.	415,209	9,147,510
Fujikura Ltd.	1,100	44,273
GMO Payment Gateway, Inc.	58,500	3,083,914
Hoya Corp.	487,650	65,484,493
Isetan Mitsukoshi Holdings Ltd.	216,800	3,746,594
Ito En Ltd.	39,827	878,809
J Front Retailing Co. Ltd.	144,400	2,023,198
Kakaku.com, Inc.	66,400	1,039,859
Kansai Paint Co. Ltd.	111,286	1,508,176
Kawasaki Kisen Kaisha Ltd.	400,800	5,072,010
KDDI Corp.	68,800	2,292,140
Keyence Corp.	131,119	56,474,098
Kuraray Co. Ltd.	103,300	1,512,320
Kyowa Kirin Co. Ltd.	159,100	2,370,861
LY Corp.	1,139,500	3,328,397
Mazda Motor Corp.	186,200	1,273,120
MISUMI Group, Inc.	82,900	1,326,863
Mitsubishi Chemical Group Corp.	931,500	4,757,783
Mitsubishi Corp.	241,100	3,845,357
Mitsubishi Electric Corp.	733,079	12,015,872
Mitsubishi UFJ Financial Group, Inc.	936,249	11,840,170
Mitsui & Co. Ltd.	1,004,100	19,873,133
Mitsui OSK Lines Ltd.	123,500	4,196,866
MS&AD Insurance Group Holdings, Inc.	256,700	5,322,391
Murata Manufacturing Co. Ltd.	92,100	1,446,964
Nexon Co. Ltd.	48,100	624,865
NIDEC Corp.	942,700	16,281,875
Nikon Corp.	281,300	3,013,706
Nippon Paint Holdings Co. Ltd.	567,296	3,574,700
Nippon Yusen KK	225,400	7,073,848
Nissan Chemical Corp.	15,900	478,388
Nomura Holdings, Inc.	412,200	2,679,870
Nomura Research Institute Ltd.	157,730	5,329,258
Panasonic Holdings Corp.	90,400	922,416
Rakus Co. Ltd.	163,695	2,033,194
Rakuten Group, Inc.(f)	514,700	3,231,882
Santen Pharmaceutical Co. Ltd.	195,607	1,968,358
Shimizu Corp.	111,600	967,603
Socionext, Inc.	485,600	7,525,465
Sojitz Corp.	160,000	3,288,731
Sompo Holdings, Inc.	370,100	10,320,628
Sony Group Corp.	291,300	6,428,800
Sumitomo Mitsui Financial Group, Inc.	229,300	5,650,662
Suzuki Motor Corp.	594,100	7,109,114

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc.	419,200	$ 13,826,618
Tokyo Electron Ltd.	27,200	4,588,201
TOPPAN Holdings, Inc.	45,500	1,277,048
Toyota Tsusho Corp.	345,400	5,833,679
Trend Micro, Inc./Japan(f)	118,038	6,992,599
Unicharm Corp.	594,800	4,645,276
Yamaha Motor Co. Ltd.	842,299	7,046,345
		438,999,013
Jordan — 0.0%
Hikma Pharmaceuticals PLC	51,765	1,471,083
Kazakhstan — 0.0%
Halyk Savings Bank of Kazakhstan JSC, GDR	28,078	535,366
Kaspi.KZ JSC, ADR	16,409	1,560,496
		2,095,862
Macau — 0.0%
Wynn Macau Ltd.	5,923,060	4,330,777
Malaysia — 0.0%
CIMB Group Holdings Bhd	249,900	448,604
Frontken Corp. Bhd.	900,000	757,130
		1,205,734
Mexico — 0.1%
Cemex SAB de CV	9,354,980	5,552,855
Grupo Aeroportuario del Sureste SAB de C.V., Class B	66,629	1,810,513
Grupo Financiero Banorte SAB de C.V., Class O	1,399,153	9,668,889
Wal-Mart de Mexico SAB de CV	1,417,332	3,674,311
		20,706,568
Netherlands — 0.8%
Adyen NV(b)(f)	1,682	2,714,945
Argenx SE(f)	4,648	3,068,317
ASML Holding NV	129,669	95,924,340
ING Groep NV	476,172	7,914,401
Koninklijke Ahold Delhaize NV	392,750	13,918,116
Koninklijke KPN NV	1,706,702	6,175,739
Koninklijke Vopak NV	29,704	1,363,439
Wolters Kluwer NV	30,278	5,500,362
		136,579,659
Norway — 0.1%
DNB Bank ASA	179,116	3,804,546
Equinor ASA	361,484	8,705,898
Kongsberg Gruppen ASA	24,137	2,865,134
Telenor ASA	250,508	3,063,100
		18,438,678
Peru — 0.1%
Credicorp Ltd.	40,663	7,445,395
Philippines — 0.0%
Ayala Land, Inc.	2,215,900	843,132
Bloomberry Resorts Corp.(f)	6,247,000	367,074
International Container Terminal Services, Inc.	95,460	569,989
Metropolitan Bank & Trust Co.	544,950	646,050
		2,426,245
Poland — 0.1%
LPP SA	448	1,807,598
Powszechna Kasa Oszczednosci Bank Polski SA	45,885	752,822
Powszechny Zaklad Ubezpieczen SA	422,351	5,178,706
		7,739,126
Security	Shares	Value
Portugal — 0.0%
Jeronimo Martins SGPS SA	41,646	$ 823,028
Romania — 0.0%
Banca Transilvania SA	56,279	322,111
Saudi Arabia — 0.1%
Abdullah Al Othaim Markets Co.	289,421	825,660
Al Rajhi Bank	96,187	2,536,850
Elm Co.	2,653	824,045
Etihad Etisalat Co.	93,535	1,443,911
Riyadh Cables Group Co.	4,529	171,061
Saudi Basic Industries Corp.	30,178	539,080
Saudi National Bank	58,322	531,236
Yanbu National Petrochemical Co.	53,597	535,809
		7,407,652
Singapore — 0.0%
Sea Ltd., ADR(f)	10,054	1,224,477
STMicroelectronics NV	68,777	1,536,543
UOL Group Ltd.	234,954	876,249
		3,637,269
South Africa — 0.1%
Anglo American PLC	78,727	2,305,220
FirstRand Ltd.	427,159	1,737,897
Harmony Gold Mining Co. Ltd.	111,894	1,273,079
Kumba Iron Ore Ltd.	58,550	1,216,106
Mr. Price Group Ltd.	43,291	577,104
		7,109,406
South Korea — 0.3%
Coupang, Inc.(f)	273,382	6,427,211
Fila Holdings Corp.	20,577	554,016
GS Engineering & Construction Corp.(f)	86,904	1,028,636
HD Hyundai Infracore Co. Ltd.	205,048	1,031,752
HD Hyundai MIPO(f)	18,735	1,592,386
KakaoBank Corp.	92,334	1,338,379
Kia Corp.	62,702	4,375,209
Krafton, Inc.(f)	13,968	3,480,202
NAVER Corp.	25,891	3,834,122
Samsung C&T Corp.	25,447	2,086,051
Samsung Electronics Co. Ltd.	423,358	15,119,689
Samsung Life Insurance Co. Ltd.(f)	39,142	2,388,476
		43,256,129
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	1,662,618	18,928,834
Banco de Sabadell SA	900,284	2,122,126
Bankinter SA	436,708	3,720,785
Cellnex Telecom SA(b)	1,297,133	43,445,136
Industria de Diseno Textil SA	110,286	5,986,393
Repsol SA	184,194	2,140,682
		76,343,956
Sweden — 0.2%
Boliden AB	111,005	3,334,067
Evolution AB(b)	87,503	6,713,196
SSAB AB, A Shares	199,977	960,746
SSAB AB, B Shares	384,213	1,812,402
Telia Co. AB	1,118,421	3,291,372
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $3,635,023)(e)(f)(i)	30,817	—
Volvo AB, Class B	412,314	11,360,654
		27,472,437

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland — 0.9%
ABB Ltd., Registered Shares	190,383	$ 10,366,808
Alcon AG	74,376	6,787,095
Belimo Holding AG, Registered Shares	4,287	3,128,389
Galderma Group AG(f)	432,873	52,614,923
Geberit AG, Registered Shares	11,997	6,691,547
Kuehne and Nagel International AG, Registered Shares	50,203	11,407,769
Logitech International SA, Registered Shares	152,233	15,069,720
Novartis AG, Registered Shares	277,409	29,038,275
SGS SA, Registered Shares	76,648	7,445,467
Sika AG, Registered Shares	21,485	5,456,414
		148,006,407
Taiwan — 1.1%
ASMedia Technology, Inc.	66,000	3,983,349
Asustek Computer, Inc.	100,000	1,820,249
Chicony Electronics Co. Ltd.	597,610	2,767,408
Compal Electronics, Inc.	3,457,896	3,813,829
Evergreen Marine Corp. Taiwan Ltd.	1,013,000	6,283,483
Fortune Electric Co. Ltd.	159,000	2,689,787
Genius Electronic Optical Co. Ltd.	369,713	5,003,720
Global Unichip Corp.	116,000	4,599,486
MediaTek, Inc.	331,200	14,343,287
Quanta Computer, Inc.	752,046	5,962,320
Realtek Semiconductor Corp.	517,208	8,518,873
Taiwan Semiconductor Manufacturing Co. Ltd.	3,536,000	118,007,229
Wan Hai Lines Ltd.	1,215,000	2,785,541
Yang Ming Marine Transport Corp.	2,714,000	5,568,887
		186,147,448
Thailand — 0.0%
CP ALL PCL	676,600	1,044,787
True Corp. PCL, NVDR(f)	1,974,800	683,294
		1,728,081
Turkey — 0.0%
Eldorado Gold Corp.(f)	61,209	932,825
Turkiye Is Bankasi A/S, Class C	3,282,090	1,294,440
		2,227,265
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	175,230	571,072
Air Arabia PJSC	690,487	580,881
Aldar Properties PJSC	333,052	692,927
Borouge PLC	1,045,131	702,694
Emaar Development PJSC	138,231	493,700
Emaar Properties PJSC	755,417	2,772,615
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(e)(f)(i)	1,518,232	15
NMC Health PLC(e)(f)	1,077,976	13
		5,813,917
United Kingdom — 2.5%
Admiral Group PLC	166,055	5,547,978
Auto Trader Group PLC(b)	680,040	6,623,491
BAE Systems PLC	5,876,666	88,833,002
Barclays PLC	590,814	2,165,330
British American Tobacco PLC	464,053	18,411,737
Compass Group PLC	1,806,286	62,234,442
Flutter Entertainment PLC(f)	29,923	8,024,475
Genius Sports Ltd.(f)	635,957	5,615,500
Hargreaves Lansdown PLC	319,986	4,360,737
Imperial Brands PLC	113,413	3,825,153
J Sainsbury PLC	1,793,702	5,633,562
Kingfisher PLC	1,516,653	4,607,630
Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	3,886,179	$ 2,987,944
London Stock Exchange Group PLC	143,458	21,347,692
Marks & Spencer Group PLC	1,004,560	4,161,492
National Grid PLC	5,806,584	70,441,105
NatWest Group PLC	1,240,131	6,611,946
RELX PLC	1,517,609	75,359,036
Rolls-Royce Holdings PLC(f)	1,460,067	10,886,470
Standard Chartered PLC	343,092	4,614,420
Tesco PLC	678,812	3,124,157
Teya Services Ltd., (Acquired 11/16/21, Cost: $10,172,087)(e)(f)(i)	5,237	1,697,259
		417,114,558
United States — 48.4%
AbbVie, Inc.	65,227	11,995,245
Adobe, Inc.(f)(j)	214,920	94,016,754
Advanced Micro Devices, Inc.(f)	99,900	11,583,405
AES Corp.	665,400	7,319,400
Air Products and Chemicals, Inc.	71,084	23,831,622
Akamai Technologies, Inc.(f)	86,285	8,619,872
Alphabet, Inc., Class C	1,749,165	359,628,324
Altice USA, Inc., Class A(f)	901,747	2,533,909
Altria Group, Inc.	371,705	19,414,152
Amazon.com, Inc.(f)(j)	1,531,747	364,065,627
AMC Networks, Inc., Class A(f)	90,448	871,014
Amentum Holdings, Inc.(f)(h)	270,225	5,666,618
American Express Co.	17,313	5,496,012
American Water Works Co., Inc.	18,646	2,324,037
AMETEK, Inc.	22,369	4,128,423
ANSYS, Inc.(f)	93,774	32,867,787
Aon PLC, Class A	23,248	8,620,823
Apollo Global Management, Inc.	296,517	50,698,477
Apple, Inc.	1,302,740	307,446,640
Applied Materials, Inc.	93,508	16,864,168
ARM Holdings PLC, ADR(f)	41,725	6,657,224
Astra Space, Inc., Class A(f)	49,905	24,953
Autodesk, Inc.(f)	215,352	67,047,692
Avaya Holdings Corp.(f)	1,902	10,995
Bank of America Corp.	2,911,591	134,806,663
Beacon Roofing Supply, Inc.(f)	59,262	7,013,065
Biogen, Inc.(f)	27,136	3,905,684
Boeing Co.(f)	327,654	57,837,484
Booking Holdings, Inc.	5,142	24,360,534
BorgWarner, Inc.	201,474	6,427,021
Boston Scientific Corp.(f)	1,007,369	103,114,291
Boyd Gaming Corp.	35,300	2,705,745
BP PLC	1,194,588	6,179,953
Broadcom, Inc.	601,822	133,165,154
Brown-Forman Corp., Class B	93,708	3,093,301
Builders FirstSource, Inc.(f)(h)	38,109	6,374,874
Bunge Global SA	25,324	1,927,916
Cadence Design Systems, Inc.(f)	89,355	26,593,835
Caesars Entertainment, Inc.(f)	83,482	3,009,526
Capital One Financial Corp.	493,673	100,566,127
CarMax, Inc.(f)	94,549	8,097,176
Carrier Global Corp.	90,310	5,904,468
CF Industries Holdings, Inc.	569,139	52,480,307
Cheniere Energy, Inc.	59,398	13,284,363
Chevron Corp.	306,800	45,771,492
Chipotle Mexican Grill, Inc.(f)	656,883	38,329,123
Citigroup, Inc.	563,600	45,893,948
CME Group, Inc.	17,647	4,173,868
Coinbase Global, Inc., Class A(f)	39,375	11,471,119

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Colgate-Palmolive Co.	40,257	$ 3,490,282
Comerica, Inc.	11,752	791,145
CommScope Holding Co., Inc.(f)	333,221	1,682,766
Concentra Group Holdings Parent, Inc.	8,514	198,461
Confluent, Inc., Class A(f)	1,419,882	42,142,098
ConocoPhillips	50,970	5,037,365
Consolidated Edison, Inc.	81,739	7,662,214
Constellium SE(f)	51,599	512,378
Coreweave, Inc.(e)(f)	5,520	5,187,972
Corpay, Inc.(f)	31,548	12,003,699
Costco Wholesale Corp.	128,651	126,062,542
Coterra Energy, Inc.	366,706	10,165,090
CRH PLC	663,175	65,672,998
Crowdstrike Holdings, Inc., Class A(f)	27,194	10,825,116
Crown PropTech Acquisitions(e)(f)	281,435	265,143
Crown PropTech Acquisitions, Class A(f)	108,245	1,192,860
CSL Ltd.	21,500	3,711,820
CyberArk Software Ltd.(f)	33,401	12,391,103
D.R. Horton, Inc.	76,180	10,809,942
Danaher Corp.	210,655	46,921,295
Datadog, Inc., Class A(f)	232,241	33,143,113
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(f)(i)(k)(l)	— (m)	21,835,796
Deckers Outdoor Corp.(f)	35,881	6,363,854
Dell Technologies, Inc., Class C	48,000	4,972,800
Delta Air Lines, Inc.	1,180,235	79,394,408
Devon Energy Corp.	71,792	2,448,107
Dexcom, Inc.(f)	75,564	6,561,222
DF Residential III LP(e)(f)	5,577,092	5,744,405
Discover Financial Services	252,260	50,726,963
DraftKings, Inc., Class A(f)	206,012	8,642,203
DuPont de Nemours, Inc.	128,228	9,847,910
Eaton Corp. PLC	89,849	29,330,308
Edwards Lifesciences Corp.(f)	382,068	27,680,827
Electronic Arts, Inc.	183,654	22,572,913
Elevance Health, Inc.	22,788	9,017,212
Eli Lilly & Co.	139,658	113,273,811
Entegris, Inc.	16,500	1,675,410
Enterprise Products Partners LP	155,769	5,085,858
EOG Resources, Inc.	134,746	16,949,699
EPAM Systems, Inc.(f)	5,290	1,343,448
Epic Games, Inc., (Acquired 07/02/20, Cost: $33,667,575)(e)(f)(i)	61,803	39,777,029
EQT Corp.	834,464	42,657,800
Eversource Energy	133,641	7,708,413
Expeditors International of Washington, Inc.	140,262	15,930,958
Experian PLC	302,404	14,896,307
Fair Isaac Corp.(f)	1,809	3,389,270
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(e)(f)(i)	599,248	35,954,880
Farmer’s Business Network, Inc.(e)(f)	310,205	822,043
Fidelity National Information Services, Inc.	49,511	4,033,661
Fifth Third Bancorp	150,552	6,670,959
First Citizens BancShares, Inc., Class A	2,099	4,627,644
First Horizon Corp.	65,871	1,441,916
Flagstar Financial, Inc.	1,062,087	12,564,489
Floor & Decor Holdings, Inc., Class A(f)	181,855	18,203,685
Flowco Holdings, Inc., Class A, Class A(f)	306,734	8,588,552
Ford Motor Co.	223,420	2,252,074
Formentera Partners Fund II LP(e)(k)(l)	— (m)	11,492,350
FQT Private(e)(f)	2,439,185	3,878,304
Franklin Resources, Inc.	105,784	2,352,636
Freeport-McMoRan, Inc.	1,137,942	40,795,221
Security	Shares	Value
United States (continued)
Freewire Equity(e)(f)	166	$ —
Garmin Ltd.	14,393	3,106,729
GE HealthCare Technologies, Inc.(f)	87,888	7,760,510
Generac Holdings, Inc.(f)	11,657	1,740,740
General Electric Co.	36,721	7,475,294
General Motors Co.	266,936	13,202,655
Global Payments, Inc.	166,374	18,775,306
Golden Entertainment, Inc.	13,159	430,826
Grand Rounds, Inc., (Acquired 02/11/22, Cost: $31,181,561)(e)(f)(i)	11,562,554	8,325,039
GSK PLC	462,226	8,051,781
Healthpeak Properties, Inc.	502,689	10,385,555
Hess Corp.	226,971	31,555,778
Hilton Worldwide Holdings, Inc.	56,210	14,393,695
Home Depot, Inc.	217,696	89,686,398
Hormel Foods Corp.	127,112	3,810,818
HP, Inc.	229,961	7,473,733
HubSpot, Inc.(f)	40,868	31,857,832
IDEXX Laboratories, Inc.(f)	27,773	11,721,595
iHeartMedia, Inc., Class A(f)	10,778	23,927
Ingersoll Rand, Inc.	445,469	41,784,992
Inspire Medical Systems, Inc.(f)(h)	8,745	1,692,158
Intel Corp.	343,346	6,671,213
Intuit, Inc.	41,419	24,913,943
Intuitive Surgical, Inc.(f)	127,966	73,181,196
Invesco Ltd.	499,507	9,605,520
Jabil, Inc.	19,540	3,173,491
Jack Henry & Associates, Inc.	19,954	3,473,792
James Hardie Industries PLC(f)	149,043	5,009,494
Johnson & Johnson	129,874	19,760,329
JPMorgan Chase & Co.	454,265	121,425,034
Kimberly-Clark Corp.	63,135	8,205,656
Kinder Morgan, Inc.	252,475	6,938,013
KLA Corp.	2,507	1,850,768
Lam Research Corp.	377,947	30,632,604
Landsea Homes Corp.(f)	305,374	2,534,604
Latch, Inc.(f)	520,854	62,502
Liberty Media Corp.-Liberty Live, Class C(f)	35,505	2,612,813
Lineage, Inc.(h)	30,925	1,855,500
Lions Gate Entertainment Corp., Class A(f)(h)	321,585	2,524,442
Lions Gate Entertainment Corp., Class B(f)	49,287	345,995
Live Nation Entertainment, Inc.(f)(h)	367,072	53,107,977
Lockheed Martin Corp.	44,213	20,468,408
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(e)(f)(i)	175,316	166,550
Lululemon Athletica, Inc.(f)	30,336	12,565,171
Lumen Technologies, Inc.(f)	340,837	1,683,735
MarketAxess Holdings, Inc.	42,990	9,484,884
Marriott International, Inc., Class A	13,854	4,025,834
Marsh & McLennan Cos., Inc.	511,398	110,911,998
Marvell Technology, Inc.	357,537	40,351,626
Masimo Corp.(f)(h)	143,590	25,017,686
Mastercard, Inc., Class A	271,368	150,725,928
Match Group, Inc.	111,275	3,972,518
McKesson Corp.	21,430	12,745,492
Medtronic PLC	216,008	19,617,847
Melange Secondaries(e)(f)(k)(l)	— (m)	2,333,824
Merck & Co., Inc.	350,883	34,674,258
Meta Platforms, Inc., Class A	359,367	247,668,549
Mettler-Toledo International, Inc.(f)	4,015	5,478,227
MGM Resorts International(f)	200,568	6,915,585
Microchip Technology, Inc.	47,068	2,555,792
Micron Technology, Inc.	818,411	74,671,820

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Microsoft Corp.(j)	996,999	$ 413,814,405
Moderna, Inc.(f)	171,011	6,741,254
Mondelez International, Inc., Class A	247,766	14,367,950
Monolithic Power Systems, Inc.	9,760	6,220,731
Morgan Stanley	91,153	12,618,310
MSCI, Inc.	32,564	19,433,218
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,222)(e)(f)(i)	8,922	—
NetApp, Inc.	180,929	22,091,431
Netflix, Inc.(f)	36,529	35,680,066
NextEra Energy, Inc.	922,643	66,024,333
Northern Trust Corp.	18,980	2,131,264
Northrop Grumman Corp.	18,908	9,213,301
NRG Energy, Inc.	119,547	12,246,395
Nucor Corp.	10,363	1,330,920
NVIDIA Corp.(j)	3,303,850	396,693,269
Omnicom Group, Inc.	68,176	5,916,995
Opendoor Technologies, Inc.(f)(h)	744,088	1,026,841
Oracle Corp.	537,812	91,460,309
Palladyne AI Corp(f)(h)	27,356	232,800
Palo Alto Networks, Inc.(f)	73,318	13,521,306
Paramount Global, Class B	90,045	979,690
PepsiCo, Inc.	92,311	13,910,345
Pfizer, Inc.	47,306	1,254,555
Philip Morris International, Inc.	15,123	1,969,015
Playstudios, Inc., Class A(f)	831,348	1,454,859
PNC Financial Services Group, Inc.	114,877	23,084,533
Principal Financial Group, Inc.	38,626	3,184,714
Procter & Gamble Co.	28,014	4,650,044
Progressive Corp.	423,053	104,257,181
Prologis, Inc.	29,818	3,555,797
ResMed, Inc.	18,442	4,355,632
Rollins, Inc.	57,177	2,830,262
Royal Caribbean Cruises Ltd.	64,612	17,225,559
RTX Corp.	80,251	10,348,366
S&P Global, Inc.	61,192	31,906,121
Salesforce, Inc.	172,312	58,879,010
Samsara, Inc., Class A(f)(h)	85,548	4,405,722
Sanofi SA	429,657	46,695,999
Sarcos Technology & Robotics Corp.(f)	607,934	5,173,519
Schneider Electric SE	9,442	2,394,724
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $2,667,489)(f)(i)	262,419	1,881,544
Seagate Technology Holdings PLC	39,112	3,768,832
ServiceNow, Inc.(f)	49,075	49,976,998
ServiceTitan, Inc.(f)	52,919	5,438,486
Shell PLC	2,870,079	94,957,357
Shell PLC, ADR	201,953	13,298,605
Skyworks Solutions, Inc.	43,691	3,878,013
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(e)(f)(i)	70,636	690,820
Snowflake, Inc., Class A(f)	73,752	13,386,726
Solaris Energy Infrastructure, Inc.	482,400	13,164,696
Sonder Holdings, Inc.(e)(f)	61,404	210,002
Sonder Holdings, Inc., Class A(f)	103,334	319,302
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $8,130,699), A shares(e)(f)(i)	100,379	17,095,547
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $8,726,616), C shares(e)(f)(i)	107,736	18,348,518
Spotify Technology SA(f)	20,715	11,363,213
Standardaero, Inc.(f)(h)	704,614	18,911,840
Stanley Black & Decker, Inc.	38,985	3,433,409
Security	Shares	Value
United States (continued)
State Street Corp.	220,219	$ 22,378,655
Stellantis NV	269,395	3,596,932
Stryker Corp.	191,729	75,021,640
Super Micro Computer, Inc.(f)	165,126	4,709,394
T Rowe Price Group, Inc.	177,402	20,741,842
Targa Resources Corp.	22,393	4,406,942
Tenaris SA	353,930	6,688,996
Tesla, Inc.(f)	313,270	126,749,042
Thermo Fisher Scientific, Inc.	42,234	25,245,373
TJX Cos., Inc.	963,768	120,268,609
Toll Brothers, Inc.	267,046	36,267,517
Trane Technologies PLC	299,012	108,466,603
TransDigm Group, Inc.	20,534	27,789,484
U.S. Steel Corp.	435,411	16,044,895
Uber Technologies, Inc.(f)	226,590	15,147,541
Ulta Beauty, Inc.(f)	44,783	18,457,313
Union Pacific Corp.	267,366	66,250,621
United Airlines Holdings, Inc.(f)	54,911	5,811,780
UnitedHealth Group, Inc.	267,026	144,858,935
Universal Health Services, Inc., Class B	30,449	5,741,463
Valero Energy Corp.	270,221	35,939,393
Vaxcyte, Inc.(f)(h)	19,127	1,689,297
Venture Global, Inc., Class A(f)	112,575	2,302,159
Verizon Communications, Inc.	482,133	18,991,219
Vertex Pharmaceuticals, Inc.(f)	4,443	2,051,244
Vertiv Holdings Co., Class A	392	45,872
Viking Holdings Ltd.(f)	136,214	6,896,515
Viper Energy, Inc.	111,087	5,209,980
Visa, Inc., Class A	166,533	56,920,979
Vistra Corp.	407,925	68,543,638
Walmart, Inc.	1,373,705	134,842,883
Walt Disney Co.	562,577	63,604,956
Warner Bros Discovery, Inc.(f)	231,587	2,417,768
Wells Fargo & Co.	1,363,594	107,451,207
Williams Cos., Inc.	367,736	20,383,606
Workday, Inc., Class A(f)	25,645	6,720,529
Wynn Resorts Ltd.	49,873	4,331,470
XPO, Inc.(f)	54,023	7,221,254
Zoetis, Inc.	79,092	13,516,823
		7,993,899,958
Total Common Stocks — 66.6% (Cost: $7,522,815,898)		10,998,544,366

		Par (000)
Corporate Bonds
Argentina(b) — 0.0%
Vista Energy Argentina SAU, 7.63%, 12/10/35	USD	660	646,635
YPF SA, 9.50%, 01/17/31		1,037	1,096,990
			1,743,625
Australia — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,237	1,112,780
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(d)		400	416,867
Mineral Resources Ltd., 9.25%, 10/01/28(b)		799	845,058
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	6,515	4,080,753
12.50%, 07/31/26		9,773	6,258,150
12.50%, 07/31/27		16,288	10,620,409

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Australia (continued)
Oceana Australian Fixed Income Trust, A Note Upsize(e) (continued)
10.50%, 07/21/28	AUD	13,715	$ 8,569,248
Quintis Australia Pty. Ltd.(b)(e)(f)(g)(n)(o)
(12.00% PIK), 12.00%, 10/01/28	USD	82,685	8
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		92,389	11,779,621
			43,682,894
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27(d)	EUR	6,400	5,435,978
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(d)	GBP	733	904,709
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)(d)		700	819,910
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	5,400	5,213,846
			6,938,465
Bermuda — 0.0%
NCL Corp. Ltd., 6.75%, 02/01/32(b)		1,700	1,726,544
Brazil — 0.1%
3R Lux SARL, 9.75%, 02/05/31(b)		343	357,478
Braskem Netherlands Finance BV, 8.00%, 10/15/34(b)		1,215	1,174,905
Cosan Luxembourg SA, 7.25%, 06/27/31(b)		770	776,314
LD Celulose International GmbH, 7.95%, 01/26/32(b)		680	693,729
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(b)		586	497,597
7.25%, 06/30/31(d)		407	345,634
Raizen Fuels Finance SA(b)
6.45%, 03/05/34		935	920,633
6.95%, 03/05/54		475	459,325
Samarco Mineracao SA(o)
(9.00% PIK), 9.00%, 06/30/31(d)		825	798,289
(9.00% PIK), 9.00%, 06/30/31(b)		378	366,030
Suzano Austria GmbH, 3.13%, 01/15/32		654	546,090
Trident Energy Finance PLC, 12.50%, 11/30/29(d)		562	590,493
Vale Overseas Ltd., 6.40%, 06/28/54		676	668,919
			8,195,436
Canada — 0.4%
Bombardier, Inc.(b)
7.50%, 02/01/29		1,045	1,087,651
8.75%, 11/15/30		282	303,643
7.00%, 06/01/32		467	476,205
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		685	626,638
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
4.38%, 01/15/28		700	673,223
4.00%, 10/15/30		1,441	1,304,888
Garda World Security Corp., 7.75%, 02/15/28(b)		1,300	1,348,264
HR Ottawa LP, 11.00%, 03/31/31(b)		49,069	52,872,263
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		600	629,091
Toronto-Dominion Bank, 2.88%, 04/05/27(d)	GBP	733	872,611
			60,194,477
Security		Par (000)	Value
Cayman Islands — 0.0%
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(d)(p)	USD	1,942	$ 1,947,462
IHS Holding Ltd., 7.88%, 05/29/30(b)		730	715,400
			2,662,862
Chile — 0.0%
AES Andes SA(b)
6.30%, 03/15/29		481	483,766
(5-year CMT + 3.84%), 8.15%, 06/10/55(a)		990	1,008,048
Banco de Credito e Inversiones SA, (5-year CMT + 4.94%), 8.75%(a)(b)(p)		420	439,530
Empresa Nacional del Petroleo(b)
6.15%, 05/10/33		516	516,340
5.95%, 07/30/34		605	599,331
Engie Energia Chile SA, 3.40%, 01/28/30(d)		696	619,162
Kenbourne Invest SA(f)(n)
6.88%, 11/26/24(b)		1,545	563,925
4.70%, 01/22/28(d)		997	363,905
Latam Airlines Group SA, 7.88%, 04/15/30(b)		370	371,850
			4,965,857
China(d) — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27		1,000	969,260
CFAMC III Co. Ltd.
4.25%, 11/07/27		300	290,250
Series 2019, (5-year CMT + 6.98%), 4.25%(a)(p)		300	296,250
Fantasia Holdings Group Co. Ltd.(f)(n)
11.75%, 04/17/22		2,110	52,750
7.95%, 07/05/22		510	12,750
10.88%, 01/09/23		3,132	78,300
9.25%, 07/28/23		902	22,550
9.88%, 10/19/23		481	12,025
Far East Horizon Ltd.
6.63%, 04/16/27		430	434,102
5.88%, 03/05/28		500	493,875
Fortune Star BVI Ltd., 5.00%, 05/18/26		579	557,287
GLP China Holdings Ltd., 2.95%, 03/29/26		230	201,363
			3,420,762
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(b)(o)		876	857,885
Bancolombia SA, (5-year CMT + 4.32%), 8.63%, 12/24/34(a)		583	609,235
Ecopetrol SA
8.88%, 01/13/33		1,323	1,359,449
8.38%, 01/19/36		1,390	1,348,995
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		1,019	960,407
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)		315	291,847
			5,427,818
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		637	681,131
Cyprus — 0.0%
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)		690	695,865
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(d)	EUR	4,000	4,407,499
Denmark — 0.0%
SGL Group ApS, 02/24/31(a)(c)		1,337	1,373,134

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Finland(d) — 0.0%
Citycon Treasury BV
2.38%, 01/15/27	EUR	538	$ 538,086
5.00%, 03/11/30		575	598,772
			1,136,858
France — 0.6%
Afflelou SAS, 6.00%, 07/25/29(d)		2,674	2,900,642
Altice France SA(d)
3.38%, 01/15/28		870	727,785
4.13%, 01/15/29		733	610,500
4.25%, 10/15/29		730	607,504
Atos SE(d)(q)
5.20%, 12/18/30		2,731	1,803,298
9.36%, 12/18/29		2,655	2,836,626
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(a)(d)		2,919	3,047,976
BNP Paribas SA(d)
3.38%, 01/23/26	GBP	733	897,033
1.88%, 12/14/27		700	798,688
Elior Group SA, 03/15/30(c)(d)	EUR	1,030	1,080,575
ELO SACA, 2.88%, 01/29/26(d)		1,400	1,401,903
Eutelsat SA(d)
2.25%, 07/13/27		700	620,884
1.50%, 10/13/28		700	524,665
Forvia SE, 2.75%, 02/15/27(d)		12,215	12,355,049
Goldstory SAS
6.75%, 02/01/30(b)		5,065	5,491,576
6.75%, 02/01/30(d)		560	607,163
(3-mo. EURIBOR + 4.00%), 6.59%, 02/01/30(a)(b)		3,750	3,936,857
Iliad Holding SASU
5.63%, 10/15/28(d)		11,549	12,276,099
6.88%, 04/15/31(d)		510	568,252
8.50%, 04/15/31(b)	USD	1,517	1,629,008
7.00%, 04/15/32(b)		900	912,562
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29(a)(d)	EUR	2,837	2,954,142
Loxam SAS(d)
5.75%, 07/15/27		4,003	4,152,793
6.38%, 05/31/29		5,924	6,455,603
Lune Holdings SARL, 5.63%, 11/15/28(d)		2,584	1,882,079
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.04%, 07/15/29(a)(b)		2,643	2,733,363
OVH Groupe SAS, 02/05/31(c)(d)		1,124	1,174,783
Paprec Holding SA, 7.25%, 11/17/29(d)		4,280	4,706,478
Picard Groupe SAS, 6.38%, 07/01/29(d)		1,574	1,699,097
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)(d)		3,600	3,916,698
Sabena Technics Sas, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $7,111,591), 8.35%, 09/30/29(a)(e)(i)		7,221	7,491,465
Tereos Finance Groupe I SA, 5.75%, 04/30/31(d)		964	1,011,260
TotalEnergies Capital International SA, 1.66%, 07/22/26(d)	GBP	700	833,931
Worldline SA/France, 0.00%, 07/30/26(d)(r)	EUR	4,689	4,696,351
			99,342,688
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		5,085	5,166,723
Adler Real Estate AG, 3.00%, 04/27/26(d)		2,500	2,496,504
APCOA Group GmbH/Germany, (3-mo. EURIBOR + 4.13%), 6.91%, 04/15/31(a)(d)		1,864	1,953,546
Security		Par (000)	Value
Germany (continued)
Aroundtown Finance SARL(a)(d)(p)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%	EUR	2,492	$ 2,546,596
(5-year UK Government Bond + 4.49%), 8.63%	GBP	3,123	3,735,556
Commerzbank AG(a)(d)(p)
(5-year EUR Swap + 4.39%), 4.25%	EUR	1,800	1,818,303
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		2,000	2,318,905
Deutsche Bank AG(a)(d)(p)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		1,200	1,210,646
(5-year EURIBOR ICE Swap + 4.75%), 4.63%		3,800	3,764,726
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(d)		3,900	4,055,567
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)		1,173	1,242,788
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 12.66% Cash or 12.66% PIK), 12.66%, 04/01/31(a)(e)(o)		11,678	11,403,475
Fressnapf Holding SE, 5.25%, 10/31/31(d)		2,210	2,344,091
Gruenenthal GmbH, 4.63%, 11/15/31(d)		1,563	1,627,618
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(d)(o)		4,042	4,423,943
Mahle GmbH, 6.50%, 05/02/31(b)		4,782	5,011,697
Mercer International, Inc., 5.13%, 02/01/29	USD	1,052	933,185
PCF GmbH(d)
4.75%, 04/15/29	EUR	2,020	1,724,807
(3-mo. EURIBOR + 4.75%), 7.54%, 04/15/29(a)		1,154	983,870
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(d)		1,228	1,291,126
ProGroup AG(b)
5.13%, 04/15/29		1,403	1,422,725
5.38%, 04/15/31		1,805	1,808,303
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(d)		2,237	2,383,647
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(o)		4,596	4,091,019
TK Elevator Holdco GmbH, 6.63%, 07/15/28(d)		3,395	3,534,308
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)		10,325	10,699,966
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	1,400	1,384,363
TUI Cruises GmbH
6.25%, 04/15/29(b)	EUR	3,244	3,545,486
5.00%, 05/15/30(d)		994	1,050,684
Volkswagen Financial Services NV, 4.25%, 10/09/25(d)	GBP	300	369,243
			90,343,416
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%, 03/01/28(d)	USD	649	615,538
Greece — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		389	395,964
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	2,357	2,618,974
			3,014,938
Guatemala — 0.0%
Millicom International Cellular SA, 7.38%, 04/02/32(b)	USD	490	496,443
Hong Kong — 0.1%
AIA Group Ltd.(d)
5.38%, 04/05/34		500	500,315
5.40%, 09/30/54		500	464,965
(5-year CMT + 1.76%), 2.70%(a)(p)		1,000	972,188
Celestial Dynasty Ltd., 6.38%, 08/22/28(d)		400	359,500
FWD Group Holdings Ltd., 8.40%, 04/05/29(d)		14,300	14,994,265
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(d)		900	775,971

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hong Kong (continued)
Melco Resorts Finance Ltd.
4.88%, 06/06/25(d)	USD	300	$ 298,800
5.38%, 12/04/29(d)		1,234	1,132,664
7.63%, 04/17/32(b)		495	494,074
			19,992,742
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(d)		524	547,418
India — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(d)		475	465,025
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/13/27(b)(e)(o)		7,332	7,552,087
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(b)		563	580,662
Diamond II Ltd., 7.95%, 07/28/26(b)		600	609,563
Greenko Dutch BV, 3.85%, 03/29/26(d)		448	436,268
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(d)		300	299,160
India Green Power Holdings, 4.00%, 02/22/27(d)		560	534,081
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)		500	504,375
Network i2i Ltd.(a)(d)(p)
(5-year CMT + 3.39%), 3.98%		1,000	973,250
(5-year CMT + 4.27%), 5.65%		500	498,906
Periama Holdings LLC, 5.95%, 04/19/26(d)		891	889,051
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(d)		315	313,031
Power Finance Corp. Ltd., 4.50%, 06/18/29(d)		500	482,930
REC Ltd.(d)
2.75%, 01/13/27		500	477,770
5.63%, 04/11/28		300	303,696
REI Agro Ltd.(e)(f)(n)
5.50%, 11/13/21(b)		44,430	222,150
5.50%, 11/13/21(a)(d)		8,271	1
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		347	340,122
Tata Capital Ltd., 5.39%, 07/21/28(d)		500	501,636
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)		239	234,937
Vedanta Resources Finance II PLC
10.88%, 09/17/29(b)		1,764	1,835,001
10.88%, 09/17/29(d)		500	520,125
11.25%, 12/03/31(b)		292	309,885
			18,883,712
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		722	705,484
Freeport Indonesia PT, 4.76%, 04/14/27(d)		620	615,156
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(d)		200	201,000
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		550	582,505
Minejesa Capital BV(d)
4.63%, 08/10/30		860	838,648
5.63%, 08/10/37		500	472,660
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)		510	508,725
Pertamina Persero PT, 3.65%, 07/30/29(d)		1,525	1,433,500
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		360	364,186
			5,721,864
Ireland — 0.1%
AIB Group PLC(a)(d)(p)
(5-year EUR Swap + 6.63%), 6.25%	EUR	813	851,208
Security		Par (000)	Value
Ireland (continued)
AIB Group PLC(a)(d)(p) (continued)
(5-year EURIBOR ICE Swap + 3.71%), 6.00%	EUR	2,775	$ 2,896,119
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(d)(p)		2,659	2,793,028
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	USD	1,961	1,953,744
Dell Bank International DAC, 0.50%, 10/27/26(d)	EUR	1,880	1,884,860
			10,378,959
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(d)		2,046	2,043,627
3.75%, 05/09/27		3,652	3,790,746
7.38%, 09/15/29		1,114	1,318,901
7.88%, 09/15/31		4,258	5,361,438
			12,514,712
Italy — 0.6%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(d)(p)		1,700	1,818,119
Agrifarma SpA, 4.50%, 10/31/28(b)		9,744	10,132,487
Bubbles Bidco SpA(d)
6.50%, 09/30/31		2,245	2,367,084
(3-mo. EURIBOR + 4.25%), 6.93%, 09/30/31(a)		2,195	2,291,609
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(a)(d)		2,737	2,858,235
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		4,426	4,905,044
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(d)(p)		1,900	2,000,725
Fiber Bidco SpA, 6.13%, 06/15/31(d)		4,100	4,279,925
Fiber Midco SpA, (10.00% PIK), 10.75%, 06/15/29(d)(o)		1,711	1,841,909
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)		3,219	3,378,530
IMA Industria Macchine Automatiche SpA(a)
(3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(b)		3,211	3,355,243
(3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(d)		1,719	1,796,220
Immobiliare Grande Distribuzione SIIQ SpA, 7.25%, 05/17/27(d)(q)		5,646	6,064,411
Intesa Sanpaolo SpA(d)
8.51%, 09/20/32	GBP	1,458	2,059,949
(5-year EUR Swap + 5.85%), 5.50%(a)(p)	EUR	905	954,122
Irca SpA/Gallarate, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29(a)(d)		1,874	1,958,669
Lottomatica Group SpA(d)
5.38%, 06/01/30		847	908,165
(3-mo. EURIBOR + 3.25%), 6.19%, 06/01/31(a)		1,257	1,314,081
Marcolin SpA, 6.13%, 11/15/26(b)		6,031	6,280,024
Nexi SpA, 0.00%, 02/24/28(d)(r)		2,000	1,856,687
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		1,244	1,387,434
(3-mo. EURIBOR + 4.25%), 6.87%, 05/17/31(a)		1,135	1,189,330
Project Midnights, 6.73%, 08/22/26(a)(d)(e)		7,782	8,071,849
Rekeep SpA, 7.25%, 02/01/26(d)		1,260	1,225,246
Rossini SARL(d)
6.75%, 12/31/29		1,331	1,463,792
(3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29(a)		1,891	1,994,153
Taurus Law 130 Securities Srl, (Acquired 07/14/23, Cost: $9,711,477), 6.80%, 08/15/27(a)(d)(e)(i)		8,852	9,078,591
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.29%, 07/31/31(a)(d)		1,989	2,075,031
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(d)		1,100	1,210,967
			90,117,631

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Japan(d) — 0.1%
Rakuten Group, Inc., 9.75%, 04/15/29	USD	260	$ 283,971
SoftBank Group Corp.
5.38%, 01/08/29	EUR	5,211	5,548,912
3.38%, 07/06/29		265	263,015
7.00%, 07/08/31	USD	500	507,794
5.75%, 07/08/32	EUR	4,788	5,128,801
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/26		3,388	3,486,222
			15,218,715
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)	USD	3,583	3,556,037
10.38%, 03/31/29(d)	GBP	3,601	4,449,251
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(b)(r)	USD	17,266	16,441,656
			24,446,944
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(d)		653	640,552
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(o)	EUR	5,017	5,270,346
Ambipar Lux SARL, 02/05/33(b)(c)	USD	495	499,410
Cidron Aida Finco SARL, 6.25%, 04/01/28(d)	GBP	3,425	4,044,812
ContourGlobal Power Holdings SA, 02/28/30(c)(d)	EUR	1,602	1,689,595
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	792	727,363
Herens Midco SARL, 5.25%, 05/15/29(b)	EUR	10,015	8,727,234
INEOS Finance PLC, 6.63%, 05/15/28(b)		3,871	4,155,767
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	1,016	917,891
ION Trading Technologies SARL, 9.50%, 05/30/29(b)		865	903,279
Kleopatra Finco SARL, 4.25%, 03/01/26(d)	EUR	2,266	2,111,180
Matterhorn Telecom SA, 3.13%, 09/15/26(d)		12,323	12,751,925
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(o)		4,408	4,469,057
			46,267,859
Macau — 0.1%
MGM China Holdings Ltd.
5.88%, 05/15/26(d)	USD	796	795,005
5.88%, 05/15/26(b)		305	304,619
4.75%, 02/01/27(d)		200	195,813
7.13%, 06/26/31(b)		461	470,547
Sands China Ltd.
5.13%, 08/08/25		400	400,240
3.80%, 01/08/26		311	306,739
5.40%, 08/08/28		914	909,540
Studio City Co. Ltd., 7.00%, 02/15/27(d)		1,200	1,209,756
Studio City Finance Ltd.
6.00%, 07/15/25(d)		500	498,750
5.00%, 01/15/29(d)		1,334	1,215,607
5.00%, 01/15/29(b)		696	634,230
Wynn Macau Ltd.(d)
5.50%, 01/15/26		300	299,100
5.63%, 08/26/28		300	289,875
			7,529,821
Malaysia(d) — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27		700	658,588
Security		Par (000)	Value
Malaysia (continued)
Dua Capital Ltd., 2.78%, 05/11/31	USD	1,000	$ 869,850
Gohl Capital Ltd., 4.25%, 01/24/27		1,362	1,328,086
			2,856,524
Mexico — 0.2%
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(a)(b)(p)		872	862,844
Petroleos Mexicanos
7.50%, 03/20/26(b)		25,612	25,676,030
8.75%, 06/02/29		1,469	1,454,591
5.95%, 01/28/31		1,816	1,520,628
6.70%, 02/16/32		946	820,135
10.00%, 02/07/33		965	992,888
			31,327,116
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(b)		1,104	1,116,420
MultiNational — 0.0%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 02/15/30(b)		100	101,569
Netherlands — 0.2%
ABN AMRO Bank NV, (5-year EUR Swap + 3.90%), 6.38%(a)(d)(p)	EUR	500	539,023
Boels Topholding BV
6.25%, 02/15/29(d)		5,924	6,436,982
5.75%, 05/15/30(b)		1,023	1,103,589
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(d)	GBP	700	812,618
ING Groep NV, 3.00%, 02/18/26(d)		700	852,197
Nobian Finance BV, 3.63%, 07/15/26(d)	EUR	2,869	2,961,420
Q-Park Holding I BV, 5.13%, 02/15/30(d)		4,179	4,474,026
Sigma Holdco BV, 5.75%, 05/15/26(d)		2,113	2,186,408
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	5,820	5,401,367
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)		200	197,612
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		1,500	1,492,508
8.50%, 08/15/27		1,101	1,101,786
VZ Secured Financing BV, 5.00%, 01/15/32(b)		1,363	1,217,827
VZ Vendor Financing II BV, 2.88%, 01/15/29(d)	EUR	5,928	5,744,659
Ziggo Bond Co. BV, 6.13%, 11/15/32(d)		1,760	1,828,335
			36,350,357
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	947	898,170
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		629	435,268
Peru(b) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		714	717,392
Volcan Cia Minera SAA, 8.75%, 01/24/30		1,239	1,177,855
			1,895,247
Philippines(d) — 0.0%
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(p)		400	388,700
Philippine National Bank, 4.85%, 10/23/29		325	319,046
Rizal Commercial Banking Corp., 5.50%, 01/18/29		500	501,875

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Philippines (continued)
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(a)(p)	USD	500	$ 507,000
Security Bank Corp., 5.50%, 05/14/29		600	606,000
			2,322,621
Poland — 0.0%
ORLEN SA, 6.00%, 01/30/35(b)		681	681,681
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(d)	EUR	2,200	2,309,303
Republic of Korea — 0.0%
Hanwha Life Insurance Co. Ltd., (5-year CMT + 1.85%), 3.38%, 02/04/32(a)(d)	USD	1,000	963,440
KEB Hana Bank, (5-year CMT + 2.41%), 3.50%(a)(d)(p)		400	386,000
LG Chem Ltd., 2.38%, 07/07/31(d)		1,100	918,841
POSCO(b)
5.75%, 01/17/28		441	450,146
5.88%, 01/17/33		200	205,188
SK Hynix, Inc., 5.50%, 01/16/27(d)		300	302,307
			3,225,922
Saudi Arabia — 0.0%
Riyad T1 Sukuk Ltd., (5-year CMT + 1.91%), 5.50%(a)(d)(p)		500	486,200
Slovenia — 0.0%
United Group BV
6.50%, 10/31/31(d)	EUR	957	1,037,468
(3-mo. EURIBOR + 4.25%), 7.27%, 02/15/31(a)(b)		4,006	4,171,410
			5,208,878
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26	USD	414	397,701
6.50%, 09/27/28		1,051	1,009,475
			1,407,176
South Korea — 0.0%
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)		515	522,406
LG Electronics, Inc.(b)
5.63%, 04/24/27		1,606	1,624,067
5.63%, 04/24/29		577	584,755
SK Battery America, Inc., 2.13%, 01/26/26(d)		1,326	1,279,696
SK Hynix, Inc., 5.50%, 01/16/29(d)		400	404,232
Woori Card Co. Ltd., 1.75%, 03/23/26(d)		400	383,932
			4,799,088
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA(a)(p)
(5-year CMT + 3.25%), 7.75%		5,400	5,399,787
(5-year EUR Swap + 4.27%), 6.88%(d)	EUR	2,400	2,632,922
(5-year EURIBOR ICE Swap + 5.54%), 8.38%(d)		1,000	1,148,180
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)(d)		900	961,712
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)(d)	GBP	2,700	3,306,049
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(d)(p)	EUR	2,000	2,213,640
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(d)(p)		1,200	1,277,079
Security		Par (000)	Value
Spain (continued)
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)	EUR	7,900	$ 7,280,609
Cirsa Finance International SARL, 7.88%, 07/31/28(d)		4,003	4,385,108
Grifols SA, 7.13%, 05/01/30(d)		2,190	2,343,892
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)		1,841	1,933,727
Telefonica Emisiones SA, 5.38%, 02/02/26(d)	GBP	1,472	1,835,554
			34,718,259
Sweden — 0.1%
Fastighets AB Balder, 1.13%, 01/29/27(d)	EUR	531	528,948
Heimstaden Bostad Treasury BV(d)
0.63%, 07/24/25		3,001	3,067,614
1.38%, 03/03/27		3,001	2,976,122
Intrum AB, 3.00%, 09/15/27(d)(f)(n)		3,274	2,526,499
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(d)	GBP	733	857,178
Verisure Holding AB
3.25%, 02/15/27(d)	EUR	3,016	3,090,128
9.25%, 10/15/27(b)		3,399	3,702,256
Verisure Midholding AB, 5.25%, 02/15/29(d)		5,268	5,500,865
			22,249,610
Switzerland — 0.0%
Julius Baer Group Ltd., (5-year EUR Swap + 3.85%), 6.63%(a)(d)(p)		897	963,117
UBS AG, (1-day SOFR + 0.72%), 4.86%, 01/10/28(a)	USD	830	832,699
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
9.50%, 06/01/28		261	268,542
6.38%, 02/01/30		285	261,181
			2,325,539
Thailand — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)		1,257	1,267,081
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(d)		832	758,576
Minor International PCL, (5-year CMT + 7.92%), 2.70%(a)(d)(p)		1,000	966,380
Muang Thai Life Assurance PCL, (10-year CMT + 2.40%), 3.55%, 01/27/37(a)(d)		251	242,183
			3,234,220
Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)		605	618,612
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(d)		520	540,313
			1,158,925
Ukraine — 0.0%
MHP Lux SA, 6.25%, 09/19/29(d)		305	266,875
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(b)		724	724,000
			990,875
United Arab Emirates — 0.0%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(b)		972	889,684
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(b)		433	417,152
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)		986	891,097

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Arab Emirates (continued)
DAE Funding LLC, 2.63%, 03/20/25(d)	USD	295	$ 293,183
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(d)(p)		1,090	1,086,839
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		789	737,376
			4,315,331
United Kingdom — 1.5%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $7,695,357), 15.00%, 06/19/26(e)(i)(o)	GBP	6,181	8,314,993
AA Bond Co. Ltd., 6.50%, 01/31/26(d)		5,866	7,248,995
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	4,811	5,277,912
Ardonagh Finco Ltd., 6.88%, 02/15/31(b)		10,232	10,906,584
Azule Energy Finance PLC, 8.13%, 01/23/30(b)	USD	636	644,395
Barclays PLC(d)
3.00%, 05/08/26	GBP	733	888,990
3.25%, 02/12/27		733	880,764
BCP V Modular Services Finance II PLC
6.13%, 11/30/28(b)		9,756	11,659,354
6.13%, 11/30/28(d)		1,110	1,326,556
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	9,207	8,763,359
Bellis Finco PLC, 4.00%, 02/16/27(d)	GBP	5,881	6,909,245
Belron U.K. Finance PLC, 4.63%, 10/15/29(d)	EUR	2,505	2,670,801
Boparan Finance PLC, 9.38%, 11/07/29(d)	GBP	4,945	5,979,860
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(d)(o)		1,133	1,374,968
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR	1,873	2,003,276
CD&R Firefly Bidco PLC, Series JAN, 8.63%, 04/30/29(d)	GBP	749	957,706
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(d)		2,698	2,442,660
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	3,384	3,033,174
CPUK Finance Ltd., 7.88%, 08/28/29(d)	GBP	657	830,641
Deuce Finco PLC
5.50%, 06/15/27(b)		8,081	9,828,704
5.50%, 06/15/27(d)		6,243	7,593,193
Edge Finco PLC, 8.13%, 08/15/31(d)		3,888	4,895,740
eG Global Finance PLC, 12.00%, 11/30/28(b)	USD	4,257	4,772,510
Gatwick Airport Finance PLC, 4.38%, 04/07/26(d)	GBP	1,834	2,236,789
Global Switch Finance BV, 1.38%, 10/07/30(d)	EUR	2,954	2,880,661
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP	5,468	6,773,655
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 02/15/31(b)	USD	500	510,873
HSBC Holdings PLC(a)
(1-day SONIA GBP + 1.31%), 1.75%, 07/24/27	GBP	870	1,030,788
(5-year CMT + 3.30%), 6.88%(p)	USD	500	502,087
INEOS Finance PLC, 08/15/30(c)(d)	EUR	888	933,648
INEOS Quattro Finance 2 PLC(d)
8.50%, 03/15/29		2,099	2,316,319
6.75%, 04/15/30		1,495	1,595,502
Informa PLC, 3.13%, 07/05/26(d)	GBP	736	890,226
Kane Bidco Ltd., 6.50%, 02/15/27(b)		6,412	7,920,422
Market Bidco Finco PLC(d)
4.75%, 11/04/27	EUR	2,406	2,461,665
5.50%, 11/04/27	GBP	5,079	6,077,039
Marks & Spencer PLC, 3.75%, 05/19/26(d)		6,861	8,404,782
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(d)(p)		1,557	1,866,260
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	1,826	1,964,382
Security		Par (000)	Value
United Kingdom (continued)
National Grid PLC, 0.16%, 01/20/28(d)	EUR	4,956	$ 4,744,279
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(d)(p)	GBP	1,332	1,620,472
NatWest Group PLC(a)(d)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26		736	900,239
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		733	890,482
Pinewood Finco PLC, 6.00%, 03/27/30(b)		6,391	7,876,850
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)		1,687	2,225,203
Punch Finance PLC, 6.13%, 06/30/26(d)		10,728	13,235,133
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(d)		733	898,563
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29		3,619	4,667,806
(3-mo. EURIBOR + 6.63%), 9.65%, 07/31/29(a)	EUR	1,155	1,232,646
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(d)	GBP	5,048	4,850,743
Vedanta Resources Finance II PLC
9.48%, 07/24/30(b)	USD	370	369,741
9.48%, 07/24/30(d)		260	259,818
9.85%, 04/24/33(b)		478	481,442
Virgin Media Secured Finance PLC(d)
4.25%, 01/15/30	GBP	4,880	5,370,005
4.13%, 08/15/30		5,975	6,422,156
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(d)		9,699	11,230,580
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)		6,302	6,713,071
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	545	489,518
(5-year UK Government Bond + 3.84%), 8.00%, 08/30/86(d)	GBP	5,928	7,936,510
Zegona Finance PLC
6.75%, 07/15/29(d)	EUR	3,321	3,677,896
8.63%, 07/15/29(b)	USD	1,320	1,409,100
			245,071,731
United States — 5.7%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/29(b)		1,100	1,040,730
Adient Global Holdings Ltd.(b)
4.88%, 08/15/26		603	602,252
8.25%, 04/15/31		539	559,002
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		700	717,899
Affinity Interactive, 6.88%, 12/15/27(b)		1,580	1,341,343
AG Issuer LLC, 6.25%, 03/01/28(b)		500	498,622
Alexander Funding Trust II, 7.47%, 07/31/28(b)		2,591	2,743,611
Allegiant Travel Co., 7.25%, 08/15/27(b)		2,340	2,361,224
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		400	387,008
6.75%, 04/15/28		500	505,279
7.00%, 01/15/31		400	407,014
6.50%, 10/01/31		400	400,085
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,000	1,025,293
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		1,589	1,599,012
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		433	412,835
4.88%, 06/01/28(d)	GBP	11,939	13,898,465
Alpha Generation LLC, 6.75%, 10/15/32(b)	USD	800	808,884
AMC Networks, Inc.
10.25%, 01/15/29(b)		2,651	2,829,943

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
AMC Networks, Inc. (continued)
4.25%, 02/15/29	USD	4,997	$ 3,958,226
4.25%, 02/15/29(b)(s)		1,994	2,003,970
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		1,087	1,101,995
American Axle & Manufacturing, Inc.
6.88%, 07/01/28		200	198,829
5.00%, 10/01/29		710	651,350
American Tower Corp., 0.45%, 01/15/27	EUR	8,700	8,622,851
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)	USD	425	421,485
Amgen, Inc., 5.50%, 12/07/26(d)	GBP	736	925,931
Amkor Technology, Inc., 6.63%, 09/15/27(b)	USD	1,730	1,733,579
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $6,909,128), 6.50%, 03/20/45(e)(i)		6,909	6,814,473
Aramark Services, Inc., 5.00%, 02/01/28(b)		1,100	1,078,271
Arcosa, Inc., 6.88%, 08/15/32(b)		600	615,003
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(d)	EUR	7,850	7,431,028
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)		5,335	4,998,126
4.13%, 08/15/26(b)	USD	18,334	16,133,920
AST SpaceMobile, Inc., 4.25%, 03/01/32(b)(s)		1,556	1,679,470
AT&T, Inc.
2.90%, 12/04/26	GBP	1,490	1,791,454
5.50%, 03/15/27(d)		750	944,232
ATI, Inc., 7.25%, 08/15/30	USD	879	910,720
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
5.75%, 07/15/27		173	170,846
4.75%, 04/01/28		201	190,381
8.25%, 01/15/30		500	516,403
8.00%, 02/15/31		100	103,400
Bank of America Corp., (3-mo. EURIBOR + 0.91%), 1.95%, 10/27/26(a)(d)	EUR	3,529	3,638,947
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	USD	1,898	1,987,130
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29	EUR	5,830	6,169,701
BG Energy Capital PLC, 5.13%, 12/01/25(d)	GBP	1,344	1,670,174
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	1,332	1,342,224
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)		1,000	1,046,416
Boyd Gaming Corp.
4.75%, 12/01/27		323	316,929
4.75%, 06/15/31(b)		1,059	988,012
BP Capital Markets PLC, 2.52%, 04/07/28(d)	EUR	4,421	4,553,674
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	488	502,851
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $12,119,013), 20.00%, 01/30/28(e)(i)(o)		12,119	12,058,418
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		1,057	997,881
6.00%, 10/15/32		1,400	1,361,583
California Resources Corp., 8.25%, 06/15/29(b)		2,222	2,284,403
Calpine Corp.(b)
5.13%, 03/15/28		1,290	1,266,664
5.00%, 02/01/31		997	952,109
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		5,000	4,849,139
Security		Par (000)	Value
United States (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD	835	$ 805,137
5.38%, 04/15/27		777	773,632
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		746	722,914
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		100	94,978
Chemours Co.(b)
5.75%, 11/15/28		119	112,900
4.63%, 11/15/29		458	406,652
8.00%, 01/15/33		500	495,858
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)		1,200	1,165,771
Churchill Downs, Inc.(b)
5.50%, 04/01/27		915	910,359
5.75%, 04/01/30		681	672,728
6.75%, 05/01/31		496	504,422
Cinemark USA, Inc.(b)
5.25%, 07/15/28		300	294,065
7.00%, 08/01/32		547	562,026
Citigroup, Inc.
1.75%, 10/23/26	GBP	1,146	1,354,380
(3-mo. EURIBOR + 1.66%), 1.25%, 07/06/26(a)(d)	EUR	3,503	3,609,782
Civitas Resources, Inc., 8.38%, 07/01/28(b)	USD	2,743	2,868,821
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28(b)		1,200	1,222,468
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		539	525,049
7.88%, 04/01/30		452	467,750
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		6,398	6,289,161
9.00%, 09/30/29		2,708	2,773,404
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		1,000	1,009,742
8.75%, 04/15/30		2,393	2,441,102
Comcast Corp., 0.25%, 09/14/29	EUR	2,056	1,897,731
CommScope LLC(b)
6.00%, 03/01/26	USD	10,294	10,294,000
9.50%, 12/15/31		485	503,076
Comstock Resources, Inc., 5.88%, 01/15/30(b)		871	824,321
Constellium SE, 5.38%, 08/15/32(d)	EUR	1,679	1,739,625
Core Scientific, Inc., 0.00%, 06/15/31(b)(r)(s)	USD	894	847,065
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(b)		500	499,047
CSC Holdings LLC(b)
5.50%, 04/15/27		6,480	6,000,267
11.25%, 05/15/28		1,398	1,386,194
11.75%, 01/31/29		3,068	3,052,926
CVR Energy, Inc., 8.50%, 01/15/29(b)		500	489,461
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	2,883	3,290,446
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	USD	610	631,463
DISH Network Corp.(s)
0.00%, 12/15/25(r)		5,722	5,164,235
3.38%, 08/15/26		1,604	1,331,315
Duke Energy Corp., 3.10%, 06/15/28	EUR	3,474	3,613,858
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)	USD	1,100	1,130,034
Encompass Health Corp.
4.50%, 02/01/28		428	417,801

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Encompass Health Corp. (continued)
4.75%, 02/01/30	USD	638	$ 613,735
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		700	748,758
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		624	583,393
EQM Midstream Partners LP(b)
7.50%, 06/01/27		810	830,322
7.50%, 06/01/30		865	931,737
EquipmentShare.com, Inc.(b)
9.00%, 05/15/28		400	421,542
8.63%, 05/15/32		503	536,116
EXO Imaging, Inc., (Acquired 08/14/24, Cost: $403,846), 8.00%, 08/14/25(e)(i)		404	561,346
Ferrellgas LP/Ferrellgas Finance Corp.(b)
5.38%, 04/01/26		900	898,313
5.88%, 04/01/29		896	845,839
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(b)		600	565,166
Fidelity National Information Services, Inc., 1.50%, 05/21/27	EUR	3,673	3,698,590
FLYR, Inc., (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.01%, 05/10/27(a)(e)	USD	6,834	6,791,357
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		300	301,589
Ford Motor Credit Co. LLC, 4.87%, 08/03/27	EUR	2,261	2,436,891
Freedom Mortgage Corp.(b)
12.00%, 10/01/28	USD	134	145,948
12.25%, 10/01/30		700	781,491
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		533	556,318
9.13%, 05/15/31		258	267,028
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		978	967,994
6.75%, 05/01/29(b)		2,060	2,073,936
5.88%, 11/01/29		350	348,829
6.00%, 01/15/30(b)		355	355,714
8.75%, 05/15/30(b)		10,024	10,592,296
8.63%, 03/15/31(b)		6,905	7,377,129
Frontier Florida LLC, Series E, 6.86%, 02/01/28		7,885	8,087,960
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,085	5,199,743
Full House Resorts, Inc., 8.25%, 02/15/28(b)		262	263,956
Gap, Inc., 3.88%, 10/01/31(b)		1,200	1,052,463
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,354,768
General Motors Financial Co., Inc., 4.30%, 02/15/29(d)	EUR	2,332	2,521,616
GFL Environmental, Inc.(b)
4.00%, 08/01/28	USD	400	380,829
4.38%, 08/15/29		1,204	1,137,992
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		1,000	1,043,761
Global Payments, Inc., 4.88%, 03/17/31	EUR	1,697	1,867,885
Goldman Sachs Group, Inc.
0.25%, 01/26/28(d)		4,022	3,896,168
7.25%, 04/10/28	GBP	748	993,245
0.88%, 05/09/29(d)	EUR	3,676	3,507,471
Goodyear Europe BV, 2.75%, 08/15/28(d)		511	504,224
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	USD	350	346,917
4.88%, 03/15/27		125	122,604
5.25%, 04/30/31		178	162,530
5.63%, 04/30/33		1,031	928,682
GoTo Group, Inc., 5.50%, 05/01/28(b)		2,035	1,319,569
Green Plains SPE LLC, 11.75%, 02/08/26(b)(e)		91,561	91,103,195
Security		Par (000)	Value
United States (continued)
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	USD	698	$ 696,738
Hanesbrands, Inc.(b)
4.88%, 05/15/26		1,550	1,537,711
9.00%, 02/15/31		544	581,273
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(b)	EUR	5,180	5,481,209
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
5.00%, 06/01/29	USD	305	290,562
4.88%, 07/01/31		447	405,657
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)		700	727,698
HUB International Ltd., 7.25%, 06/15/30(b)		1,300	1,344,173
Hyundai Capital America, (1-day SOFR + 1.04%), 5.41%, 06/24/27(a)(d)		600	602,599
International Business Machines Corp., 3.38%, 02/06/27	EUR	3,354	3,522,749
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD	500	467,305
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		500	473,466
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		800	845,726
JPMorgan Chase & Co.(a)
(1-day SONIA GBP + 0.68%), 0.99%, 04/28/26(d)	GBP	1,893	2,324,686
(3-mo. EURIBOR + 0.60%), 3.67%, 06/06/28(d)	EUR	3,099	3,277,045
(3-mo. EURIBOR + 0.76%), 1.09%, 03/11/27(d)		3,647	3,719,066
Series OO, (c)(p)	USD	1,250	1,263,861
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		300	311,811
Kraft Heinz Foods Co., 4.13%, 07/01/27(d)	GBP	440	539,649
Kronos International, Inc., 9.50%, 03/15/29(d)	EUR	869	982,636
LABL, Inc.(b)
5.88%, 11/01/28	USD	538	475,984
8.63%, 10/01/31		300	270,320
Lamar Media Corp.
3.75%, 02/15/28		1,100	1,047,648
4.88%, 01/15/29		742	720,504
Landsea Homes Corp., 11.00%, 07/17/28(e)		40,108	42,414,210
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		700	663,794
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 13.06%, 01/05/28(a)(b)(e)		20,729	19,408,646
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		1,700	1,904,231
10.00%, 10/15/32		5,505	5,488,561
LGI Homes, Inc., 7.00%, 11/15/32(b)		2,780	2,766,100
LifePoint Health, Inc., 8.38%, 02/15/32(b)		3,049	3,077,419
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		1,010	1,041,919
7.50%, 09/01/31		906	943,862
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(f)(n)(s)		3,362	33,620
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		17,943	16,023,637
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		796	647,523
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		1,393	1,365,330
Magnera Corp., 4.75%, 11/15/29(b)		800	722,849
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		3,455	3,520,507
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)		600	624,254

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Medline Borrower LP, 5.25%, 10/01/29(b)	USD	2,336	$ 2,263,425
Morgan Stanley(a)
(3-mo. EURIBOR + 0.83%), 1.34%, 10/23/26	EUR	4,468	4,588,151
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29		2,963	3,227,736
MPT Operating Partnership LP/MPT Finance Corp., 02/15/32(c)(d)		2,030	2,077,387
Nasdaq, Inc., 4.50%, 02/15/32		2,445	2,720,039
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26	USD	561	557,396
6.00%, 01/15/27		738	737,018
5.75%, 11/15/31		391	378,433
NCL Corp. Ltd.(b)
5.88%, 02/15/27		464	466,129
8.13%, 01/15/29		876	930,188
NCR Atleos Corp., 9.50%, 04/01/29(b)		4,683	5,102,333
NCR Voyix Corp.(b)
5.00%, 10/01/28		860	828,823
5.13%, 04/15/29		69	65,809
Netflix, Inc., 3.63%, 05/15/27	EUR	6,616	7,010,387
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(e)	USD	10,563	10,404,528
Nexstar Media, Inc., 4.75%, 11/01/28(b)		814	767,550
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		608	623,892
8.38%, 02/15/32		200	205,740
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		665	676,358
8.75%, 06/15/31		777	814,748
Olympus Water U.S. Holding Corp.(b)
4.25%, 10/01/28		554	525,162
9.75%, 11/15/28		2,338	2,475,283
Oracle Corp.
6.00%, 08/03/55		818	815,396
6.13%, 08/03/65		818	815,403
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
5.13%, 04/30/31		866	783,934
7.88%, 05/15/34		500	509,787
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		318	312,760
4.25%, 01/15/29		270	252,771
4.63%, 03/15/30		481	447,124
Owens & Minor, Inc., 6.63%, 04/01/30(b)		500	481,456
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		878	855,831
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(b)		562	563,661
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)		364	364,601
Palomino Funding Trust I, 7.23%, 05/17/28(b)		665	698,869
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		824	843,833
Paramount Global, 7.88%, 07/30/30		4,960	5,411,824
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)		1,016	1,004,367
Performance Food Group, Inc.(b)
5.50%, 10/15/27		319	317,280
4.25%, 08/01/29		679	638,384
Permian Resources Operating LLC, 8.00%, 04/15/27(b)		2,126	2,175,576
Security		Par (000)	Value
United States (continued)
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR	1,043	$ 1,115,930
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	900	897,095
Pike Corp.(b)
5.50%, 09/01/28		200	195,773
8.63%, 01/31/31		300	319,903
Pioneer Midco LLC, (10.50% Cash or 11.63% PIK), 10.50%, 11/18/30(a)(b)(e)(o)		15,980	16,060,255
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		9,443	9,482,453
Post Holdings, Inc.(b)
5.50%, 12/15/29		488	477,745
4.50%, 09/15/31		1,121	1,013,614
6.38%, 03/01/33		700	689,442
PPG Industries, Inc., 1.88%, 06/01/25	EUR	3,378	3,493,580
Prestige Brands, Inc., 3.75%, 04/01/31(b)	USD	1,900	1,689,325
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		2,172	2,169,529
Procter & Gamble Co., 4.88%, 05/11/27	EUR	2,314	2,523,601
Quikrete Holdings, Inc., 03/01/33(b)(c)	USD	2,212	2,217,530
Rand Parent LLC, 8.50%, 02/15/30(b)		4,840	5,019,036
Resort Communities LoanCo. LP, 12.00%, 11/30/28(b)(e)		54,565	54,155,431
Reworld Holding Corp., 5.00%, 09/01/30		600	557,268
RingCentral, Inc., 8.50%, 08/15/30(b)		8,317	8,829,477
RR Donnelley & Sons Co.(b)
9.50%, 08/01/29		400	411,933
10.88%, 08/01/29		200	205,426
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		5,397	5,426,603
10.75%, 11/15/29		10,439	10,769,593
Saks Global Enterprises LLC, 11.00%, 12/15/29(b)		400	383,042
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)		500	485,078
Scotts Miracle-Gro Co., 4.00%, 04/01/31		1,281	1,136,605
Seagate HDD Cayman
8.25%, 12/15/29(b)		5,827	6,249,909
8.50%, 07/15/31(b)		3,134	3,354,891
9.63%, 12/01/32		5,055	5,746,297
Select Medical Corp., 6.25%, 12/01/32(b)		4,486	4,407,125
Service Properties Trust
3.95%, 01/15/28		100	88,316
8.38%, 06/15/29		10,888	10,881,586
4.95%, 10/01/29		284	234,807
4.38%, 02/15/30		705	566,942
8.63%, 11/15/31(b)		425	451,301
8.88%, 06/15/32		11,982	11,666,870
Six Flags Entertainment Corp.(b)
5.50%, 04/15/27		837	832,000
7.25%, 05/15/31		717	738,605
Sonder Holdings, Inc.(a)(e)
(3-mo. CME Term SOFR + 9.00%), 14.36%, 12/10/27		3,190	3,018,737
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.33%, 12/10/27		24,021	22,731,234
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		5,300	5,698,274
9.75%, 11/15/30		12,700	14,050,213
Spirit Airlines Pass Through Trust 2017-1A, Series 2017-1A, 3.65%, 08/15/31(f)(n)		4,752	4,178,076
Spirit Airlines Pass-Through Trust
Series 2015-1A, 4.10%, 10/01/29		156	143,075
Series 2017-1AA, 3.38%, 08/15/31		1,810	1,627,830
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		1,100	1,117,995
Stagwell Global LLC, 5.63%, 08/15/29(b)		500	482,491

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Star Parent, Inc., 9.00%, 10/01/30(b)	USD	800	$ 841,842
Station Casinos LLC(b)
4.50%, 02/15/28		629	602,747
4.63%, 12/01/31		107	97,133
Stem, Inc., 0.50%, 12/01/28(b)(s)		749	202,230
STL Holding Co. LLC, 8.75%, 02/15/29(b)		1,308	1,396,049
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		700	636,448
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		2,650	2,826,763
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.38%, 02/15/29		100	101,787
6.00%, 12/31/30		200	193,056
6.00%, 09/01/31		900	865,881
Talos Production, Inc.(b)
9.00%, 02/01/29		727	756,042
9.38%, 02/01/31		100	103,906
Tenet Healthcare Corp., 6.13%, 10/01/28		1,991	1,992,067
Tenneco, Inc., 8.00%, 11/17/28(b)		5,700	5,440,915
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(a)		7,458	7,160,049
Thermo Fisher Scientific, Inc., 1.38%, 09/12/28	EUR	3,674	3,633,024
TransDigm, Inc.
5.50%, 11/15/27	USD	2,436	2,412,504
4.88%, 05/01/29		951	902,739
Transocean, Inc., 8.25%, 05/15/29(b)		3,021	3,031,688
Tronox, Inc., 4.63%, 03/15/29(b)		400	362,260
UKG, Inc., 6.88%, 02/01/31(b)		1,000	1,020,961
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		8,521	9,110,500
Univision Communications, Inc.(b)
6.63%, 06/01/27		1,080	1,080,280
8.00%, 08/15/28		2,070	2,116,082
4.50%, 05/01/29		745	678,425
8.50%, 07/31/31		959	963,227
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		1,426	1,459,266
UWM Holdings LLC, 6.63%, 02/01/30(b)		2,475	2,480,049
Valaris Ltd., 8.38%, 04/30/30(b)		400	410,781
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)		369	368,078
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	733	802,290
4.25%, 10/31/30	EUR	3,192	3,509,707
Viasat, Inc.(b)
6.50%, 07/15/28	USD	625	532,154
7.50%, 05/30/31		488	351,482
Viking Cruises Ltd.(b)
7.00%, 02/15/29		1,731	1,747,602
9.13%, 07/15/31		600	650,390
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)		10,588	10,586,127
Vital Energy, Inc.
9.75%, 10/15/30		220	233,815
7.88%, 04/15/32(b)		745	734,783
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		816	677,680
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		759	785,671
Wells Fargo & Co.(d)
1.38%, 10/26/26	EUR	3,666	3,720,925
1.50%, 05/24/27		5,570	5,617,775
0.63%, 03/25/30		3,652	3,348,610
Westbay, 11.00%, 02/06/30(e)	USD	38,780	38,539,564
Security		Par (000)	Value
United States (continued)
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	USD	1,770	$ 1,747,079
WR Grace Holdings LLC, 5.63%, 08/15/29(b)		400	373,835
Xerox Holdings Corp., 5.50%, 08/15/28(b)		792	675,233
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		879	829,416
			938,342,288
Uzbekistan(b) — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28		499	500,747
6.95%, 10/17/31		631	626,070
			1,126,817
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		381	366,471
Zambia(b) — 0.1%
First Quantum Minerals Ltd.
6.88%, 10/15/27		4,329	4,300,645
9.38%, 03/01/29		2,816	2,980,567
			7,281,212
Total Corporate Bonds — 11.8% (Cost: $2,181,144,816)			1,955,365,975
Fixed Rate Loan Interests
United States — 0.2%
Aspen Owner LLC, Term Loan, 7.27%, 02/09/27(e)		18,600	18,517,024
Clover Holdings SPV III LLC, 2024 USD Term Loan, 12/18/27(c)		1,219	1,226,382
OD Intermediate SUBI Holdco II LLC, Mezzanine Fixed Term Loan, 10.00%, 04/01/26(e)		5,605	5,515,103
Total Fixed Rate Loan Interests — 0.2% (Cost: $25,235,431)			25,258,509
Floating Rate Loan Interests(a)
Belgium — 0.0%
Finco Utilitas BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.91%, 09/26/30	EUR	2,600	2,712,966
Canada — 0.0%
Clarios Global LP, 2025 EUR Term Loan B, 01/28/32(t)		5,000	5,190,581
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 02/01/29	USD	1,764	1,766,742
			6,957,323
Czech Republic — 0.0%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.23%, 09/30/28	EUR	4,000	4,163,876

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Finland — 0.0%
Mehilainen Yhtiot OYJ
2024 EUR 1st Lien Term Loan B5A, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 6.73%, 08/05/31	EUR	4,030	$ 4,202,433
2024 EUR New Money Term Loan B5B, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 6.73%, 08/05/31		2,679	2,790,341
			6,992,774
France — 0.3%
Babilou Group, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.16%, 11/18/30		7,193	6,891,325
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032), 01/23/32(t)		5,366	5,578,507
Cegid Group SASU, 2025 EUR Term Loan B3, 01/17/30(t)		6,000	6,225,398
Hestiafloor 2 SASU, 2024 EUR Term Loan B, 02/27/30(t)		2,941	3,062,619
Holding Socotec SAS, 2021 EUR Term Loan, 06/02/28(t)		3,955	4,122,941
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29(t)		7,000	7,263,327
Obol France 2.5 SAS, 2024 EUR Term Loan B, 12/31/28(t)		6,000	5,914,738
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 02/03/31		9,296	9,714,426
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.68%, 08/13/31		3,000	3,116,745
			51,890,026
Germany — 0.4%
Aenova Holding GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 7.14%, 08/22/31		5,660	5,884,585
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.36%, 04/28/28		7,202	7,511,829
Aviv Group GmbH, EUR Term Loan B, 01/29/32(t)		6,879	7,148,175
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.41%, 03/16/29		3,000	3,114,784
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29		5,000	5,217,242
Mosel Bidco SE, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.97%, 09/16/30		8,089	8,451,093
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.01%, 02/21/30		7,677	7,999,162
Speedster Bidco GmbH, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.57%, 12/10/31		6,330	6,602,861
Security		Par (000)	Value
Germany (continued)
Tele Columbus AG, 2024 EUR Term Loan B, (6-mo. EURIBOR at 6.00% Floor + 4.00%), 10.00%, 01/01/29	EUR	2,097	$ 1,785,882
TK Elevator Midco GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.60%, 04/30/30		6,348	6,634,736
			60,350,349
Jersey(e) — 0.1%
Vita Global FinCo Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 7.00%), 9.66%, 07/06/27		7,985	7,165,716
GBP Incremental Term Loan, (6-mo. SONIA + 7.00%), 11.95%, 07/06/27	GBP	4,889	5,243,544
			12,409,260
Luxembourg — 0.3%
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.48%, 05/12/28	EUR	3,979	4,132,684
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.23%, 06/23/31		7,860	8,146,233
Matterhorn Telecom Holding SA, EUR Term Loan B, 01/30/32(t)		4,085	4,246,198
Speed Midco 3 SARL(e)
2024 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 4.95%), 8.11%, 06/05/31		24,222	25,097,359
2024 GBP Term Loan B2, (6-mo. SONIA + 4.95%), 9.90%, 06/05/31	GBP	2,184	2,704,220
Tackle SARL, 2021 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.91%, 05/22/28	EUR	3,000	3,119,670
			47,446,364
Netherlands — 0.6%
Cuppa Bidco BV, GBP Term Loan B2, (6-mo. SONIA + 5.63%), 10.38%, 07/30/29	GBP	1,000	1,151,941
Cypher Bidco BV, EUR Term Loan, (3-mo. EURIBOR + 4.25%), 6.92%, 12/30/28(e)	EUR	19,970	20,122,230
Flora Food Management BV, 2024 GBP Term Loan B11, (6-mo. SONIA at 0.00% Floor + 5.29%), 9.99%, 01/03/28	GBP	7,449	9,196,758
Fugue Finance B.V., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 01/09/32	EUR	2,135	2,220,387
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 7.61%, 10/14/27		7,855	8,114,818
Peer Holding III B.V., 2024 EUR Term Loan B6, (3- mo. EURIBOR at 0.00% Floor + 3.25%), 5.93%, 07/01/31		8,000	8,340,367
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3- mo. EURIBOR at 0.00% Floor + 3.50%), 6.52%, 07/12/29		3,333	3,484,558
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.29%, 06/02/29		4,000	4,167,777

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.18%, 06/29/28	EUR	5,686	$ 5,913,475
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 5.85%, 01/31/29		41,843	43,119,964
			105,832,275
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 10.70%, 11/05/31(e)	GBP	8,500	10,064,884
Norway — 0.0%
Sector Alarm Holding AS, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 7.16%, 06/14/29	EUR	3,255	3,390,787
Spain — 0.2%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.76%, 02/27/30		7,817	8,069,328
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 07/07/31		3,708	3,867,101
Galapagos SA, 2023 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.58%, 03/01/26(e)		13,835	14,352,195
PAX Holdco Spain SL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.64%, 12/31/29		7,199	7,494,541
			33,783,165
Sweden — 0.1%
Eleda Management AB, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.72%, 04/03/31		4,167	4,345,928
IGT HOLDING IV AB, 2024 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.47%, 08/29/31		4,000	4,170,349
Platea BC Bidco AB, EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.72%, 04/03/31		163	170,429
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 03/15/30		5,044	5,254,709
			13,941,415
United Kingdom — 0.8%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, 01/23/32(t)		4,272	4,459,632
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.09%, 05/14/31		5,819	5,734,283
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 6.06%, 10/16/31		6,627	6,906,237
CD&R Firefly Bidco PLC, 2024 GBP 1st Lien Term Loan B6, (3-mo. SONIA +5.25%), 9.95%, 04/29/29	GBP	8,014	9,941,100
CML Project Horizons, GBP Term Loan, (3-mo. SONIA + 3.75%), 8.45%, 03/05/28(e)		15,221	18,893,301
Security		Par (000)	Value
United Kingdom (continued)
Eagle Bidco Ltd., 2021 GBP Term Loan B, (1-mo. SONIA + 4.53%), 9.23%, 03/20/28	GBP	3,000	$ 3,701,583
Entain PLC, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.93%, 06/30/28	EUR	6,028	6,272,069
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31		8,550	8,866,580
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 7.23%, 04/02/29		7,550	7,838,418
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, 03/31/28(t)	GBP	2,564	3,186,451
Market Bidco Ltd.
2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 7.52%, 11/04/30	EUR	2,704	2,804,695
2024 GBP Term Loan B, (3-mo. SONIA + 5.36%), 10.06%, 11/04/30	GBP	1,596	1,976,980
Masorange Finco PLC, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.15%, 03/25/31	EUR	8,072	8,414,636
Mercia(e)
GBP Term Loan A1, (3 mo. SONIA + 2.40%), 7.10%, 04/09/26	GBP	6,259	7,760,924
GBP Term Loan A2, (3 mo. SONIA + 2.40%), 7.10%, 04/09/26		19,085	23,663,904
GBP Term Loan B1, (3-mo. EURIBOR + 2.40%), 7.10%, 04/09/26		1,099	1,363,119
Modulaire Group Holdings Ltd., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 6.86%, 12/15/28	EUR	3,000	3,094,710
OCS Group Holdings Ltd, GBP Term Loan B, (6-mo. SONIA + 5.75%), 10.45%, 11/27/31(e)	GBP	3,810	4,682,097
Zegona Holdco Ltd., EUR Term Loan B, 07/17/29(t)	EUR	3,226	3,374,209
			132,934,928
United States — 2.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 05/12/28	USD	2,646	2,654,767
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 6.88%), 11.19%, 12/21/27(e)		10,233	10,079,059
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30		14,590	14,015,699
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 09/29/31		5,615	5,589,733
American Auto Auction Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.01%, 12/30/27		1,690	1,707,111
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, 12/09/29(c)		2,773	2,761,662
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 08/18/30		609	610,632
Avaya, Inc., 2023 Exit Term Loan, (1-mo. CME Term SOFR + 7.50%), 5.91%, 08/01/28		41	34,685
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28		4,102	3,870,553

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Barracuda Networks, Inc., 2022 Term Loan, 08/15/29(t)	USD	316	$ 277,192
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.66%, 05/10/27		4,385	4,405,024
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31		4,736	4,772,835
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31		5,403	5,415,170
Boxer Parent Co., Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.06%, 07/30/31	EUR	5,983	6,231,820
Caesars Entertainment, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31	USD	8,380	8,397,214
Charter Communications Operating LLC, 2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31		893	891,535
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		3,909	3,932,780
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.49%, 04/13/29		5,320	5,332,153
CML Hilton Motto Chelsea, Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 3.25%), 7.59%, 10/17/28		8,000	7,976,000
CML Lake Tahoe Resort Hotel, Term Loan, (1-mo. CME Term SOFR + 3.01%), 7.33%, 10/25/26(e)		11,574	11,589,399
CML Terranea Resort, Term Loan, (1-mo. CME Term SOFR + 4.35%), 8.69%, 01/01/28(e)		7,900	7,900,000
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.09%, 09/29/28		3,776	3,801,967
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 08/20/31		4,839	4,873,132
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.17%, 04/15/27		1,826	1,697,682
CVR Energy, Inc., Term Loan B, 12/30/27(c)		6,373	6,388,932
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.66%, 12/21/28		3,532	3,424,390
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.55%, 08/02/27		2,311	2,312,970
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 08/31/30		10,885	10,946,294
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.66%, 12/29/27(e)		4,080	3,141,451
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 01/27/29		6,048	6,076,810
First Brands Group LLC, 2023 EUR Incremental Term Loan, 03/30/27(c)	EUR	6,176	6,278,896
Security		Par (000)	Value
United States (continued)
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.94%, 11/12/26(e)	USD	18,310	$ 18,310,338
GoTo Group, Inc.
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.19%, 04/28/28		1,181	1,087,428
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.19%, 04/28/28		977	483,268
HLP Hotel LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 7.85%, 09/09/26(e)		16,300	16,300,000
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR + 3.31%), 7.13%, 12/09/26(e)		15,774	15,773,516
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 10/25/28(e)		2,627	2,101,258
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31		12,384	12,438,985
Indy U.S. Holdco LLC, 2025 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.23%, 03/06/28		8,677	9,010,637
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.80%, 04/26/30		4,020	4,011,303
Jack Ohio Finance LLC, 2025 Term Loan B, 01/28/32(t)		1,664	1,672,320
Level 3 Financing, Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.87%, 04/15/29		1,452	1,470,325
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.81%, 06/03/28(e)		1,943	1,835,869
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.81%, 06/03/28		3,412	2,089,699
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28		1,837	1,843,291
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 03/01/29		7,266	7,282,138
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 10/23/28		10,490	10,535,498
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30		523	168,668
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 07/25/31(e)		2,502	2,523,893
Pitney Bowes, Inc., 2025 Term Loan B, 01/31/32(e)(t)		7,410	7,354,048
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30(e)		3,515	3,533,078
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.01%), 12.30%, 04/27/29		6,772	2,844,240
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.30%, 04/27/28		9,535	5,318,988

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Solaris Energy Infrastructure LLC, Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.31%, 09/11/29(e)	USD	18,770	$ 18,770,000
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/14/31		3,392	3,396,627
TransDigm, Inc., 2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31		2,311	2,319,983
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.48%, 01/21/29		4,195	3,765,237
Verifone Systems, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.78%, 08/20/25		6,156	5,808,055
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/22/29		160	160,974
Xerox Corp., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.32%, 11/17/29		2,175	2,156,893
			321,754,104
Total Floating Rate Loan Interests — 4.9% (Cost: $849,286,887)			814,624,496
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		890	826,588
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(b)		396	374,715
Brazil — 0.2%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/26(r)	BRL	19	2,858,593
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27		115	18,130,194
Brazilian Government International Bond, 7.13%, 05/13/54	USD	1,684	1,582,287
			22,571,074
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(d)		852	799,815
Cameroon, United Republic Of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(d)		851	812,441
Chile — 0.0%
Chile Government International Bond
3.75%, 01/14/32	EUR	1,945	2,030,354
4.34%, 03/07/42	USD	1,499	1,259,535
			3,289,889
Colombia — 0.2%
Colombia Government International Bond
4.50%, 01/28/26		1,776	1,758,240
8.00%, 04/20/33		1,005	1,029,643
8.00%, 11/14/35		355	358,099
7.75%, 11/07/36		702	686,556
8.75%, 11/14/53		350	353,675
Security		Par (000)	Value
Colombia (continued)
Colombian TES
Series B, 5.75%, 11/03/27	COP	43,245,900	$ 9,328,593
Series B, 6.00%, 04/28/28		88,494,300	18,734,801
Series B, 7.75%, 09/18/30		29,332,500	6,116,053
			38,365,660
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(d)	USD	540	552,015
7.30%, 11/13/54(b)		544	569,296
			1,121,311
Czech Republic — 0.1%
Czech Republic Government Bond
Series 150, 5.00%, 09/30/30	CZK	181,740	7,976,776
Series 154, 4.50%, 11/11/32		152,520	6,518,027
			14,494,803
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(d)	USD	537	541,618
5.95%, 01/25/27(d)		1,371	1,372,412
4.50%, 01/30/30(b)		1,565	1,444,104
7.05%, 02/03/31(b)		1,157	1,192,867
4.88%, 09/23/32(b)		1,264	1,136,968
10.75%, 06/01/36(b)	DOP	137,800	2,330,700
			8,018,669
Egypt — 0.0%
Egypt Government International Bond
5.63%, 04/16/30(d)	EUR	749	690,252
7.63%, 05/29/32(d)	USD	1,567	1,402,324
02/04/33(b)(c)		713	701,292
8.50%, 01/31/47(b)		655	524,308
7.50%, 02/16/61(b)		768	544,182
Series 3Y, 24.46%, 10/01/27	EGP	33,672	692,263
			4,554,621
Guatemala — 0.0%
Guatemala Government Bond
5.25%, 08/10/29(d)	USD	1,369	1,320,657
5.25%, 08/10/29(b)		642	619,329
7.05%, 10/04/32(b)		1,184	1,225,766
6.60%, 06/13/36(b)		516	509,550
			3,675,302
Hungary — 0.1%
Hungary Government International Bond
5.25%, 06/16/29(b)		1,454	1,435,825
7.00%, 10/24/35	HUF	1,059,420	2,755,046
5.50%, 03/26/36(b)	USD	475	451,245
Series 10Y, 5.38%, 09/12/33(d)	EUR	1,134	1,264,643
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		1,147	1,283,603
			7,190,362
Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32	USD	2,878	2,758,383
3.88%, 01/15/33	EUR	1,310	1,361,114
5.10%, 02/10/54	USD	800	732,104
Indonesia Treasury Bond
Series FR59, 7.00%, 05/15/27	IDR	100,398,000	6,184,024
Series FR72, 8.25%, 05/15/36		48,015,000	3,192,556
Series FR98, 7.13%, 06/15/38		222,501,000	13,633,109
			27,861,290

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland — 0.1%
Ireland Government Bond, 2.60%, 10/18/34(d)	EUR	19,000	$ 19,505,025
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28(d)	USD	1,279	1,276,224
5.88%, 10/17/31(d)	EUR	1,587	1,564,646
8.25%, 01/30/37(b)	USD	484	470,840
			3,311,710
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(d)		452	448,361
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 13.49%, 05/23/28(b)	KZT	471,000	851,046
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(b)	USD	852	844,545
Malaysia — 0.1%
Malaysia Government Bond, 4.64%, 11/07/33	MYR	38,367	9,124,675
Mexico — 0.2%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	2,321	10,838,647
Series M, 8.50%, 05/31/29		372	1,715,885
Series M, 7.50%, 05/26/33		2,863	11,893,744
Mexico Government International Bond
3.75%, 01/11/28	USD	1,347	1,289,988
2.66%, 05/24/31		1,829	1,501,499
6.35%, 02/09/35		1,238	1,214,710
6.34%, 05/04/53		385	342,650
7.38%, 05/13/55		2,417	2,427,877
			31,225,000
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(d)	EUR	663	659,425
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)	USD	550	554,813
Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)		539	526,668
10.38%, 12/09/34(b)		847	875,501
7.63%, 11/28/47(d)		784	610,540
			2,012,709
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(d)		1,646	1,677,554
Panama — 0.0%
Panama Government International Bond
7.50%, 03/01/31		1,246	1,272,789
6.40%, 02/14/35		1,516	1,399,268
8.00%, 03/01/38		526	534,679
			3,206,736
Security		Par (000)	Value
Paraguay(d) — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33	USD	812	$ 662,288
5.60%, 03/13/48		482	420,882
			1,083,170
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		1,457	1,452,979
Peruvian Government International Bond
2.78%, 01/23/31		1,351	1,161,455
1.86%, 12/01/32		1,287	980,533
			3,594,967
Poland — 0.2%
Republic of Poland Government International Bond
1.75%, 08/25/31	PLN	16,610	3,779,330
4.88%, 10/04/33	USD	581	561,269
2.00%, 08/25/36	PLN	14,123	3,036,259
5.50%, 04/04/53	USD	889	826,779
Series 0429, 5.75%, 04/25/29	PLN	50,668	12,535,859
Series 0729, 4.75%, 07/25/29		28,700	6,843,197
Series 1034, 5.00%, 10/25/34		16,320	3,767,572
			31,350,265
Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(d)	EUR	538	583,795
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	722	710,809
2.50%, 02/08/30(d)	EUR	1,581	1,463,201
2.12%, 07/16/31(d)		874	740,084
			2,914,094
Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(d)	USD	1,688	1,643,690
5.00%, 01/18/53(b)		1,283	1,093,757
			2,737,447
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)		811	668,061
Serbia — 0.0%
Serbia International Bond
6.50%, 09/26/33(d)		669	691,369
6.00%, 06/12/34(b)		784	777,689
			1,469,058
South Africa — 0.3%
Republic of South Africa Government International Bond
5.88%, 04/20/32		1,153	1,085,261
7.10%, 11/19/36(b)		843	821,504
5.00%, 10/12/46		920	634,800
7.95%, 11/19/54(b)		1,080	1,031,130
Series 2030, 8.00%, 01/31/30	ZAR	385,096	19,750,734
Series 2040, 9.00%, 01/31/40		104,945	4,752,001
Series 2044, 8.75%, 01/31/44		144,478	6,210,764
Series R213, 7.00%, 02/28/31		133,013	6,332,143
			40,618,337

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Korea — 0.0%
Korea Development Bank, (1-day SOFR + 0.76%), 02/03/30(a)(c)	USD	500	$ 500,025
Sri Lanka — 0.0%
Sri Lanka Government International Bond, 5.10%, 06/15/35(d)(q)		500	352,060
Thailand — 0.1%
Thailand Government Bond
2.40%, 03/17/29	THB	396,279	11,893,666
2.80%, 06/17/34		262,816	8,108,078
			20,001,744
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(b)	USD	1,008	990,098
Turkey — 0.1%
Turkiye Government Bond
Series 10Y, 26.20%, 10/05/33	TRY	159,038	4,562,688
Series 2Y, 37.00%, 02/18/26		183,743	5,170,860
Series 5Y, 31.08%, 11/08/28		53,196	1,566,967
			11,300,515
Ukraine(b)(q) — 0.0%
Ukraine Government International Bond
4.50%, 02/01/29	USD	279	196,285
3.00%, 02/01/30		26	14,324
3.00%, 02/01/34		95	40,988
4.50%, 02/01/34		186	104,890
3.00%, 02/01/35		80	49,609
3.00%, 02/01/36		67	41,247
			447,343
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		1,181	1,060,302
Uruguay Government International Bond
9.75%, 07/20/33	UYU	30,750	707,218
5.75%, 10/28/34	USD	1,493	1,528,428
			3,295,948
Uzbekistan(b) — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27	EUR	782	819,108
7.85%, 10/12/28	USD	524	545,124
			1,364,232
Total Foreign Agency Obligations — 2.0% (Cost: $340,902,830)			330,649,298

	Shares
Grantor Trust
United States — 0.3%
iShares Bitcoin Trust(f)(g)(k)	821,664	47,418,229
Total Grantor Trust — 0.3% (Cost: $36,960,014)		47,418,229
Investment Companies
United States — 2.9%
Consumer Discretionary Select Sector SPDR Fund	35,500	8,242,035
Health Care Select Sector SPDR Fund	88,600	13,012,682
iShares 0-5 Year TIPS Bond ETF(g)	190,821	19,368,332
Security	Shares	Value
United States (continued)
iShares AAA CLO Active ETF(g)	300,000	$ 15,606,000
iShares Biotechnology ETF(g)(h)	125,000	17,332,500
iShares Broad USD High Yield Corporate Bond ETF(g)(h)	505,031	18,832,606
iShares Core S&P Small-Cap ETF(g)	76,782	9,094,060
iShares iBoxx $ High Yield Corporate Bond ETF(g)(h)	267,031	21,287,711
iShares Latin America 40 ETF(g)(h)	222,628	5,111,539
iShares MSCI Brazil ETF(g)(h)	262,112	6,639,297
iShares MSCI Emerging Markets ETF(g)(h)	56,435	2,410,903
iShares Russell Mid-Cap Growth ETF(g)(h)	24,183	3,256,725
SPDR Blackstone Senior Loan ETF	203,395	8,534,454
SPDR Gold Shares(f)(j)(k)	1,033,060	267,107,994
SPDR S&P Homebuilders ETF(h)	76,392	8,280,893
SPDR S&P Regional Banking ETF	103,519	6,641,779
VanEck J.P. Morgan EM Local Currency Bond ETF(h)	1,063,266	25,050,547
VanEck Semiconductor ETF(f)(h)	103,944	25,322,837
Total Investment Companies — 2.9% (Cost: $458,227,246)		481,132,894

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	3,435	3,493,715
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		8,300	8,469,501
Total Municipal Bonds — 0.1% (Cost: $11,735,000)			11,963,216
Non-Agency Mortgage-Backed Securities
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. Term SOFR + 2.25%), 6.56%, 01/19/37(a)(b)		4,557	4,567,581
Cayman Islands(a)(b) — 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1 mo. Term SOFR + 1.85%), 6.16%, 05/15/37		1,587	1,587,435
FS Rialto, Series 2021-FL3, Class A, (1 mo. Term SOFR + 1.36%), 5.67%, 11/16/36		70	70,285
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1 mo. Term SOFR + 1.13%), 5.44%, 07/15/39		2,357	2,351,387
MF1 Ltd., Series 2021-FL6, Class A, (1 mo. Term SOFR + 1.21%), 5.52%, 07/16/36		965	964,140
MF1 Trust, Series 2021-W10, Class F, (1 mo. Term SOFR + 3.37%), 7.68%, 12/15/34		4,601	4,449,699
			9,422,946
United States — 2.7%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)		4,330	4,163,742
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		19,319	16,637,043
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,466,713
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,509,946

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Ajax Mortgage Loan Trust(a)(b) (continued)
Series 2021-E, Class M1, 2.94%, 12/25/60	USD	1,332	$ 918,692
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. Term SOFR + 3.21%), 7.52%, 04/15/34(a)(b)		1,627	1,094,079
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(b)		1,650	1,272,586
AREIT, Series 2025-CRE10, Class A, 12/17/29(a)(b)(c)		5,880	5,865,298
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		5,180	5,391,436
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	726,373
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. Term SOFR + 1.16%), 5.48%, 11/25/35		244	252,465
Series 2006-3A, Class M1, (1 mo. Term SOFR + 0.62%), 4.94%, 10/25/36		241	230,880
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. Term SOFR + 1.32%), 5.63%, 03/15/37(a)(b)		4,880	4,392,000
Benchmark Mortgage Trust, Series 2021-B23, Class XA, 1.26%, 02/15/54(a)		54,214	2,798,405
BHMS, Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.85%, 07/15/35(a)(b)		6,720	6,715,947
BHMS Mortgage Trust, Series 2018-ATLS, Class C, (1 mo. Term SOFR + 2.20%), 6.50%, 07/15/35(a)(b)		1,583	1,577,013
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.70%, 06/15/41(a)(b)		2,352	2,340,244
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,382,539
BX Commercial Mortgage Trust(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,269,474
Series 2021-NWM, Class A, (1 mo. Term SOFR + 1.02%), 5.33%, 02/15/33(a)		18,808	18,629,945
Series 2021-NWM, Class B, (1 mo. Term SOFR + 2.26%), 6.57%, 02/15/33(a)		11,028	10,955,912
Series 2021-NWM, Class C, (1 mo. Term SOFR + 4.36%), 8.67%, 02/15/33(a)		7,282	7,276,289
Series 2021-SOAR, Class G, (1 mo. Term SOFR + 2.91%), 7.22%, 06/15/38(a)		8,070	8,014,650
Series 2021-VINO, Class F, (1 mo. Term SOFR + 2.92%), 7.22%, 05/15/38(a)		5,710	5,697,410
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.11%, 10/15/38(a)		1,277	1,275,479
Series 2021-XL2, Class F, (1 mo. Term SOFR + 2.36%), 6.66%, 10/15/38(a)		11,484	11,454,791
Series 2024-BRBK, Class D, (1 mo. Term SOFR + 5.97%), 10.28%, 10/15/41(a)		2,573	2,592,293
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 05/15/34(a)		3,020	3,030,621
Series 2024-XL5, Class A, (1 mo. Term SOFR + 1.39%), 5.70%, 03/15/41(a)		5,247	5,261,662
BX Trust(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41		8,408	7,677,374
Series 2019-OC11, Class E, 3.94%, 12/09/41		11,784	10,668,550
Series 2021-MFM1, Class E, (1 mo. Term SOFR + 2.36%), 6.67%, 01/15/34		2,212	2,199,558
Series 2021-MFM1, Class F, (1 mo. Term SOFR + 3.11%), 7.42%, 01/15/34		3,430	3,405,347
Security		Par (000)	Value
United States (continued)
BX Trust(a)(b) (continued)
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 04/15/41	USD	5,390	$ 5,405,530
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 7.20%, 07/15/29		2,571	2,579,034
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.24%, 07/15/29		6,427	6,448,021
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1 mo. Term SOFR + 2.45%), 6.75%, 12/15/37(a)(b)		1,358	1,357,506
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	801,625
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		5,100	4,927,856
Commercial Mortgage Trust, Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.79%, 06/15/41(a)(b)		3,030	3,045,264
CONE Trust, Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.19%, 08/15/41(a)(b)		2,960	2,956,300
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.63%, 11/15/48(a)		640	611,027
CSMC(b)
Series 2020-FACT, Class E, (1 mo. Term SOFR + 5.48%), 9.78%, 10/15/37(a)		1,103	1,025,914
Series 2020-NET, Class A, 2.26%, 08/15/37		1,594	1,559,311
Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.75%, 02/15/25(a)(e)		11,900	11,675,669
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class A, (1 mo. Term SOFR + 1.10%), 5.41%, 05/15/35		386	385,642
Series 2018-BIOD, Class D, (1 mo. Term SOFR + 1.60%), 5.90%, 05/15/35		1,531	1,515,561
Series 2018-BIOD, Class F, (1 mo. Term SOFR + 2.30%), 6.60%, 05/15/35		6,375	6,330,291
ELM Trust, Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		5,730	5,788,433
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, (1 mo. Term SOFR + 2.78%), 7.09%, 11/15/38(a)(b)		6,585	6,593,566
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.67%, 07/15/38		12,501	12,524,219
Series 2021-ESH, Class E, (1 mo. Term SOFR + 2.96%), 7.27%, 07/15/38		7,976	8,005,587
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 01/25/42(a)(b)		2,121	2,189,298
FS Rialto Issuer LLC, 02/01/30(a)(b)(c)		5,070	5,057,325
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1 mo. Term SOFR + 3.05%), 7.36%, 11/15/36		8,556	8,469,190
Series 2021-IP, Class A, (1 mo. Term SOFR + 1.06%), 5.37%, 10/15/36		1,493	1,486,093
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.72%, 05/15/26		1,480	1,428,231
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 6.50%, 08/15/39		1,358	1,359,356
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,783,378
Series 2020-GSA2, Class XA, 1.70%, 12/12/53(a)(b)		2,157	154,565

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 05/15/37	USD	5,135	$ 5,139,814
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.50%, 05/15/37		5,979	5,941,631
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)		897	844,540
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,162,419
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2018-WPT, Class DFL, (1 mo. Term SOFR + 2.49%), 6.82%, 07/05/33		1,253	939,474
Series 2021-INV5, Class F, (1 mo. Term SOFR + 3.31%), 7.62%, 04/15/38		3,330	3,338,325
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.12%, 04/15/38		7,106	7,110,441
Series 2022-OPO, Class C, 3.45%, 01/05/39		3,082	2,758,523
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		15,330	12,309,459
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		22,805	20,088,831
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	6,963,741
JW Commercial Mortgage Trust, Series 2024- MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.50%, 06/15/39(a)(b)		2,120	2,132,838
LBA Trust, Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.74%, 06/15/39(a)(b)		929	927,978
LoanCore, Series 2025-CRE8, Class A, 08/17/42(a)(b)(c)		5,220	5,206,932
MCM Trust(e)
2.50%, 09/25/31(b)		7,173	6,868,445
3.00%, 09/25/31		9,705	6,234,272
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		2,698	2,730,914
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.22%), 6.52%, 04/15/38		7,877	7,871,877
Series 2021-MHC, Class F, (1 mo. Term SOFR + 2.72%), 7.02%, 04/15/38		902	901,600
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.17%, 07/15/38(a)(b)		3,936	3,916,320
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	1,914,380
PKHL Commercial Mortgage Trust, Series 2021-MF, Class F, (1 mo. Term SOFR + 3.46%), 7.77%, 07/15/38(a)(b)		929	544,455
Ready Capital Mortgage Financing LLC, Series 2022- FL10, Class A, (1 mo. Term SOFR + 2.55%), 6.86%, 10/25/39(a)(b)		8,383	8,430,453
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1 mo. Term SOFR + 0.85%), 5.15%, 11/15/38		1,475	1,473,343
Series 2021-MFP, Class F, (1 mo. Term SOFR + 2.74%), 7.05%, 11/15/38		9,034	9,064,325
Series 2021-MFP2, Class F, (1 mo. Term SOFR + 2.73%), 7.04%, 11/15/36		2,325	2,322,094
Starwood Trust, Series 2021-FLWR, Class E, (1 mo. Term SOFR + 2.04%), 6.34%, 07/15/36(a)(b)		3,290	3,285,888
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51		6,340	5,469,097
Series 21-1, Class A, 2.38%, 02/01/51(b)		14,061	12,905,489
Security		Par (000)	Value
United States (continued)
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.92%, 10/15/52	USD	1,175	$ 1,065,784
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36		6,220	6,019,250
Series 2024-GCS, Class D, 6.22%, 07/10/36		7,010	6,486,251
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	2,055,291
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,210,579
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		1,376	1,240,680
Series 2020-C58, Class XA, 1.80%, 07/15/53		29,679	2,271,009
Series 2021-C59, Class XA, 1.50%, 04/15/54		24,521	1,611,078
Series 2024-1CHI, Class A, 5.48%, 07/15/35(b)		2,620	2,628,202
			444,994,570
Total Non-Agency Mortgage-Backed Securities — 2.8% (Cost: $484,616,002)			458,985,097
Preferred Securities
Capital Trusts — 0.4%(a)
France(p) — 0.1%
BNP Paribas SA, 4.63%(b)		848	805,792
Electricite de France SA(d)
3.38%	EUR	1,600	1,558,491
5.13%		600	635,667
5.63%		600	647,898
7.38%	GBP	1,200	1,520,880
6.00%		700	867,930
Societe Generale SA, 8.13%(b)	USD	2,601	2,593,025
			8,629,683
Germany(d) — 0.1%
Bayer AG
5.38%, 03/25/82	EUR	1,100	1,135,167
Series NC5, 6.63%, 09/25/83		900	976,912
Commerzbank AG, 6.50%(p)		4,000	4,377,207
			6,489,286
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(d)(p)	USD	250	237,500
Italy — 0.0%
BPER Banca SpA, 6.50%(d)(p)	EUR	1,367	1,473,291
Japan — 0.0%
Rakuten Group, Inc., 8.13%(b)(p)	USD	1,300	1,282,681
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(p)		607	579,685
Netherlands(p) — 0.0%
ING Groep NV
3.88%		2,400	2,211,305
7.25%(d)		2,850	2,883,949
			5,095,254
Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(d)(p)		1,000	997,500
Singapore — 0.0%
DBS Group Holdings Ltd., 3.30%(d)(p)		1,000	998,300
South Korea — 0.0%
Shinhan Financial Group Co. Ltd., 2.88%(d)(p)		1,000	963,750

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain — 0.0%
CaixaBank SA, 5.88%(d)(p)	EUR	2,000	$ 2,147,419
Switzerland(b)(p) — 0.0%
UBS Group AG
4.88%	USD	886	860,181
6.85%		4,500	4,510,062
			5,370,243
Thailand — 0.0%
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)(p)		596	582,292
United Arab Emirates(d)(p) — 0.0%
Abu Dhabi Commercial Bank PJSC, 8.00%		555	589,687
MAF Global Securities Ltd., 6.38%		629	627,821
			1,217,508
United Kingdom — 0.1%
Barclays PLC, 4.38%(p)		848	774,910
British Telecommunications PLC, 4.88%, 11/23/81(b)		2,800	2,565,020
Centrica PLC, 6.50%, 05/21/55(d)	GBP	3,825	4,825,659
HSBC Holdings PLC, 4.75%(d)(p)	EUR	2,882	2,956,972
Nationwide Building Society, 7.50%(d)(p)	GBP	3,488	4,366,642
			15,489,203
United States — 0.1%
Paramount Global, 6.38%, 03/30/62	USD	3,418	3,331,800
USB Capital IX, 5.58%(p)		3,935	3,406,096
Venture Global LNG, Inc., 9.00%(b)(p)		3,017	3,143,934
			9,881,830
			61,435,425

	Shares
Preferred Stocks — 2.9%
Brazil — 0.3%
Banco Bradesco SA	2,240,282	4,634,630
Cia Energetica de Minas Gerais	1,979,373	3,712,139
Gerdau SA	938,986	2,766,804
Itau Unibanco Holding SA	1,699,831	9,834,154
Neon Pagamentos SA, Series F(e)(f)	39,435	16,087,902
Petroleo Brasileiro SA	753,904	4,862,149
		41,897,778
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,821,714)(e)(f)(i)	308,665	55,775,766
Finland — 0.0%
Aiven, Series D(e)(f)	86,562	5,011,074
Germany — 0.0%
Henkel AG & Co. KGaA	63,732	5,568,256
Volocopter GmbH, (Acquired 03/03/21, Cost: $22,418,516)(e)(f)(i)	4,218	—
		5,568,256
Security	Shares	Value
India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(e)(f)(i)	4,047	$ —
Israel(e)(f)(i) — 0.0%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $11,638,040)	1,914,819	3,676,452
Series D-4, (Acquired 09/20/22, Cost: $10,933,893)	1,550,832	3,427,339
		7,103,791
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $21,869,474)(e)(f)(i)	637,808	9,924,763
United States — 2.2%
Anduril Industries, Inc.(e)(f)	306,011	7,090,275
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $10,090,875)(e)(f)(i)	18,683	3,170,692
Bright Machines, Inc.(e)(f)
Series C	927,532	2,931,001
Series C-1	1,932,080	4,057,368
Caresyntax, Inc.(e)(f)
Series C-2	75,157	1,715,834
Series C3	9,724	169,878
CW Opportunity 2 LP, 03/25/49(e)	9,812,000	12,461,240
Databricks, Inc.(e)(f)(i)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	822,138	76,047,765
Series G, (Acquired 02/01/21, Cost: $13,141,188)	222,270	20,559,975
Davidson Homes, Inc., 12.00%, 04/01/49(e)(f)	35,043	32,369,219
Dream Finders Homes, Inc., 9.00%(e)(p)	38,156	37,345,185
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(e)(f)(i)	1,423,565	71,178
FLYR, Inc., Series D(e)(f)	2,491,076	17,761,372
GM Cruise Holdings LLC, Class G, (Acquired 03/25/21, Cost: $9,841,593)(e)(f)(i)	373,495	373,495
HawkEye 360, Inc., Series D1(e)(f)	561,818	6,826,089
Insight M, Inc., Series D(e)(f)	6,123,315	1,398,565
Jumpcloud, Inc.(e)(f)(i)
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	15,047,953
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	989,756
Lessen Holdings, Inc.(e)(f)	1,100,813	4,282,163
Loadsmart, Inc.(e)(f)(i)
Series C, (Acquired 10/05/20, Cost: $10,694,460)	1,250,814	8,468,011
Series D, (Acquired 01/27/22, Cost: $2,628,040)	131,402	1,340,300
Lookout, Inc., Series F PREF, (Acquired 09/19/14, Cost: $50,945,689)(e)(f)(i)	4,459,883	8,429,179
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(e)(f)(i)	329,191	5,237,429
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(e)(f)(i)	1,099,886	2,089,784
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(e)(f)(i)	200,937	7,637,615
RapidSOS, Inc., Series C-1(e)(f)	5,162,136	4,852,408
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(e)(f)(i)	399,649	351,691

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
SambaNova Systems, Inc.(e)(f)(i)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	$ 12,403,294
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	4,658,297
SCI PH Parent, Inc., (Acquired 02/10/23, Cost: $3,949,000), 12/31/79(a)(e)(f)(i)	3,949	3,976,801
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(e)(f)(i)	252,991	2,474,252
Source Global PBC(e)(f)(i)
Series D, (Acquired 07/05/22, Cost: $1,648,279)	40,240	67,603
Series D-2, (Acquired 05/16/24, Cost: $0)	28,596	14,298
Series D-3, (Acquired 05/15/24, Cost: $1,520,918)	41,772	62,658
Ursa Major Technologies, Inc.(e)(f)(i)
Series C, (Acquired 09/13/21, Cost: $9,742,600)	1,633,349	4,426,376
Series D, (Acquired 10/14/22, Cost: $1,326,169)	200,098	564,276
Verge Genomics, Inc.(e)(f)(i)
Series B, (Acquired 11/05/21, Cost: $9,084,160)	1,705,369	11,033,738
Series C, (Acquired 09/06/23, Cost: $1,451,493)	201,843	1,453,270
Veritas Kapital Assurance PLC(c)(f)
Series G	36,202	814,544
Series G(a)	24,989	562,258
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $5,641,940), 12.00%, 10/07/32(e)(f)(i)	1,933,359	10,324,137
Xai Corp., (Acquired 11/27/24, Cost: $25,143,184)(e)(f)(i)	1,161,348	25,143,184
Zero Mass Water, Inc., Series C-1 PREF, (Acquired 05/07/20, Cost: $8,796,956)(e)(f)(i)	558,055	491,088
		361,545,494
		486,826,922
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII, 10.92%, 10/30/40(a)	437,061	13,478,961
Wells Fargo & Co., Series L, 7.50%(p)	5,825	6,925,343
		20,404,304
Total Preferred Securities — 3.4% (Cost: $650,865,817)		568,666,651

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities(a) — 0.0%
Fannie Mae-Aces, Series 2018-M13, Class A2, 3.74%, 09/25/30	USD	1,602	1,527,906
Freddie Mac Multifamily Structured Pass Through Certificates
Series K105, Class X1, 1.52%, 01/25/30		11,750	716,293
Series K109, Class X1, 1.57%, 04/25/30		14,924	975,559
Series K110, Class X1, 1.69%, 04/25/30		8,580	583,153
Series K116, Class X1, 1.42%, 07/25/30		7,681	462,471
Series K120, Class X1, 1.03%, 10/25/30		49,589	2,273,593
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series KL06, Class XFX, 1.36%, 12/25/29	USD	8,402	$ 361,790
Series KW09, Class X1, 0.80%, 05/25/29		54,700	1,351,392
Total U.S. Government Sponsored Agency Securities — 0.0% (Cost: $9,194,938)			8,252,157
U.S. Treasury Obligations
U.S. Treasury Notes, 4.63%, 09/30/28(u)		75,000	75,837,891
Total U.S. Treasury Obligations — 0.5% (Cost: $74,473,032)			75,837,891

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	95,675	14,064
France — 0.0%
Atos SE(c)(f)	44,549,228	101,674
Israel(f) — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(i)	109,339	2,187
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	49,253	4,443
		6,630
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(e)(f)(i)	768,436	724,115
United States(f) — 0.1%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	271,336	75,404
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	162,368	2
Davidson Homes, Inc., (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	232,643	1,889,061
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	146,070	49,868
Flagstar Financial, Inc., (Acquired 04/10/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(i)	1,717	4,364,940
FLYR, Inc. Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	35,428	186,351

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)	1,464,976	$ 704,009
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	27,300	118,755
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(e)	240,240	1,813,813
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	123,393	1,715
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	6,344,820	381,324
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	111,795	—
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	292,348	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	226,443	2,536
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	254,485	149,077
RapidSOS, Inc., (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	2,862,231	2,661,875
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	92,406	54,132
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(i)	238,291	1,062,778
Volato Group, Inc., (Acquired 12/03/23, Cost: $181,758), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(i)	181,758	6,525
		13,522,165
Total Warrants — 0.1% (Cost: $2,553,478)		14,368,648
Total Long-Term Investments — 97.6% (Cost: $12,992,252,640)		16,126,417,140

Security		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations — 0.1%
Egypt — 0.1%
Egypt Treasury Bills(v)
Series 364D, 25.98%, 02/18/25	EGP	121,650	$ 2,384,805
Series 364D, 26.64%, 03/18/25		203,000	3,915,722
			6,300,527

	Shares
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(g)(w)(x)	139,739,397	139,809,267
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(g)(w)	147,223,825	147,223,825
		287,033,092

		Par (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co., 2.10%, 02/01/25	CAD	128	88,157
Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd, 2.82%, 02/01/25	HKD	1,179	151,257
South Africa — 0.0%
Brown Brothers Harriman & Co., 6.02%, 02/01/25	ZAR	1,039	55,628
			295,042
Total Short-Term Securities — 1.8% (Cost: $293,547,898)			293,628,661
Options Purchased — 0.3% (Cost: $75,518,477)			49,378,254
Total Investments Before Options Written — 99.7% (Cost: $13,361,319,015)			16,469,424,055
Options Written — (0.2)% (Premiums Received: $(35,354,709))			(35,180,687)
Total Investments, Net of Options Written — 99.5% (Cost: $13,325,964,306)			16,434,243,368
Other Assets Less Liabilities — 0.5%			88,332,222
Net Assets — 100.0%			$ 16,522,575,590

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $495,965,243, representing 3.0% of its net assets as of period end, and an original cost of $568,718,460.

(j)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)	All or a portion of the security is held by a wholly-owned subsidiary.
(l)	Investment does not issue shares.
(m)	Rounds to less than 1,000.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)	Perpetual security with no stated maturity date.
(q)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)	Zero-coupon bond.
(s)	Convertible security.
(t)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	Rates are discount rates or a range of discount rates as of period end.
(w)	Annualized 7-day yield as of period end.
(x)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Par/Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. B.V, 8.00%, 07/06/24(a)	$ 5,634,000	$ —	$ (5,774,768)	$ (135,075,232)	$ 135,216,000	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	167,467,226	—	(27,745,205)(b)	71,331	15,915	139,809,267	139,739,397	482,797 (c)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	351,977,140	—	(204,753,316)(b)	1	—	147,223,825	147,223,825	11,389,118	—
iShares 0-5 Year TIPS Bond ETF	18,925,627	—	—	—	442,705	19,368,332	190,821	485,955	—
iShares AAA CLO Active ETF	—	15,547,000	—	—	59,000	15,606,000	300,000	519,193	—
iShares Biotechnology ETF	—	17,885,548	—	—	(553,048)	17,332,500	125,000	32,855	—
iShares Bitcoin Trust	1,443,510	37,034,838	(1,692,656)	(174,210)	10,806,747	47,418,229	821,664	—	—
iShares Broad USD High Yield Corporate Bond ETF	—	63,103,507	(44,535,111)	135,427	128,783	18,832,606	505,031	795,089	—
iShares Core S&P Small-Cap ETF	—	8,926,721	—	—	167,339	9,094,060	76,782	126,876	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	179,031,788	(157,306,581)	(607,060)	169,564	21,287,711	267,031	505,421	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,215,901	—	(13,126,580)	459,229	451,450	—	—	231,885	—
iShares JP Morgan USD Emerging Markets Bond ETF(a)	10,305,836	—	(10,994,951)	493,062	196,053	—	—	265,978	—
iShares Latin America 40 ETF	10,159,239	—	(3,644,333)	(232,992)	(1,170,375)	5,111,539	222,628	444,671	—
iShares MSCI Brazil ETF	13,555,549	—	(4,928,573)	(2,164,793)	177,114	6,639,297	262,112	685,657	—
iShares MSCI Emerging Markets ETF	2,313,271	—	—	—	97,632	2,410,903	56,435	57,407	—
iShares Russell Mid-Cap Growth ETF	5,196,443	—	(2,560,174)	254,274	366,182	3,256,725	24,183	11,973	—
Quintis Australia Pty. Ltd., 12.00%, 10/01/28	8	—	—	—	122,311	8	82,684,528	—	—
Quintis Australia Pty. Ltd., 7.50%, 10/01/26	20,325,621	—	—	—	(8,534,460)	11,779,621	92,389,186	—	—
Quintis HoldCo. Pty. Ltd.	283	—	—	—	(11)	272	43,735,802	—	—
				$ (136,840,963)	$ 138,158,901	$ 465,170,895		$ 16,034,875	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	1,607	02/27/25	$ 75,708	$ 1,513,960
Exchange Traded Bitcoin Futures(a)	43	02/28/25	21,950	(209,292)
Euro BOBL	6,269	03/06/25	763,702	(12,850,750)
Euro BTP	291	03/06/25	36,178	(776,051)
Euro Bund	4,089	03/06/25	562,141	(14,763,712)
Euro OAT	771	03/06/25	98,684	(2,021,885)
Euro-Schatz	663	03/06/25	73,467	(433,862)
Nikkei 225 Index	1,234	03/13/25	313,439	1,664,083
10-Year Australian Treasury Bonds	4,628	03/17/25	323,157	(6,106,109)
CBOE Volatility Index	380	03/18/25	6,835	240,529
U.S. Long Bond	1,003	03/20/25	114,373	(2,785,557)
Ultra U.S. Treasury Bond	2,458	03/20/25	291,580	(1,711,057)
E-mini Russell 2000 Index	690	03/21/25	79,191	(2,656,293)
Euro Stoxx Banks Index	2,024	03/21/25	16,894	1,389,573
MSCI Emerging Markets Index	303	03/21/25	16,520	(365,558)
Long Gilt	546	03/27/25	62,804	(1,558,348)
5-Year U.S. Treasury Note	6,023	03/31/25	641,685	90,968
CBOE Volatility Index	6	06/18/25	112	2,300
CBOE Volatility Index	4	08/20/25	76	(2,199)
CBOE Volatility Index	6	09/17/25	115	2,202
				(41,337,058)
Short Contracts
30-Year Euro Buxl Bond	84	03/06/25	11,234	1,078,744
10-Year Japanese Government Treasury Bonds	79	03/13/25	71,652	819,908
10-Year U.S. Treasury Note	9,920	03/20/25	1,081,125	4,153,108
10-Year U.S. Ultra Long Treasury Note	15,487	03/20/25	1,727,526	20,942,758
Euro Stoxx 50 Index	648	03/21/25	35,408	(1,973,720)
FTSE 100 Index	73	03/21/25	7,800	(345,676)
MSCI China Index	5	03/21/25	135	(4,926)
NASDAQ 100 E-Mini Index	1,152	03/21/25	497,416	9,094,928
S&P 500 E-Mini Index	487	03/21/25	147,738	872,767
Exchange Traded Bitcoin Futures(a)	14	03/28/25	7,208	165,978
2-Year U.S. Treasury Note	2,737	03/31/25	563,138	(916,698)
CBOE Volatility Index	6	05/21/25	111	(2,259)
CBOE Volatility Index	10	07/16/25	191	3,030
3-Month SOFR	1,992	03/17/26	478,553	(79,421)
				33,808,521
				$ (7,528,537)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	30,078,284	USD	5,138,855	Barclays Bank PLC	02/04/25	$ 7,967
BRL	27,359,126	USD	4,484,000	Citibank N.A.	02/04/25	197,535
BRL	28,047,960	USD	4,583,000	Citibank N.A.	02/04/25	216,404
BRL	31,509,360	USD	5,251,560	HSBC Bank PLC	02/04/25	140,139
BRL	41,940,258	USD	6,834,000	Morgan Stanley & Co. International PLC	02/04/25	342,574
USD	5,159,137	BRL	30,078,284	Barclays Bank PLC	02/04/25	12,315
USD	4,692,737	BRL	27,359,126	Citibank N.A.	02/04/25	11,202
USD	4,810,888	BRL	28,047,960	Citibank N.A.	02/04/25	11,484
USD	5,404,600	BRL	31,509,360	HSBC Bank PLC	02/04/25	12,901
USD	7,193,746	BRL	41,940,258	Morgan Stanley & Co. International PLC	02/04/25	17,172

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,560,000	USD	2,655,944	BNP Paribas SA	02/10/25	$ 508
TRY	332,931,559	USD	9,211,126	Barclays Bank PLC	02/10/25	29,074
EGP	120,994,560	USD	2,334,000	Societe Generale	02/25/25	50,952
USD	988,916	EGP	50,118,263	Citibank N.A.	02/25/25	1,023
BRL	385,010,980	USD	63,092,765	Goldman Sachs International	02/27/25	2,375,576
CLP	2,644,933,500	USD	2,673,000	Societe Generale	02/27/25	22,797
CLP	19,708,027,814	USD	19,391,404	Societe Generale	02/27/25	695,618
CNH	193,899,917	USD	26,426,280	Citibank N.A.	02/27/25	73,265
COP	14,352,061,516	USD	3,286,496	JPMorgan Chase Bank N.A.	02/27/25	115,959
CZK	425,546,191	USD	17,339,917	Bank of America N.A.	02/27/25	193,064
EUR	2,159,599	PLN	9,118,468	Barclays Bank PLC	02/27/25	2,179
HUF	10,925,052,417	USD	27,208,219	BNP Paribas SA	02/27/25	532,771
IDR	225,498,546,000	USD	13,734,000	HSBC Bank PLC	02/27/25	77,228
INR	496,633,660	USD	5,714,673	Morgan Stanley & Co. International PLC	02/27/25	7,870
JPY	1,751,061,210	USD	11,313,000	UBS AG	02/27/25	7,091
MXN	898,109,100	USD	42,907,469	Goldman Sachs International	02/27/25	283,342
MYR	184,026,801	USD	40,913,028	Barclays Bank PLC	02/27/25	454,811
NOK	72,996,207	USD	6,426,500	JPMorgan Chase Bank N.A.	02/27/25	22,484
PEN	26,185,453	USD	6,948,877	Deutsche Bank AG	02/27/25	79,975
PHP	14,510,683	USD	247,441	Goldman Sachs International	02/27/25	756
PLN	21,799,013	EUR	5,097,000	Bank of America N.A.	02/27/25	63,156
PLN	66,382,759	USD	16,005,487	UBS AG	02/27/25	305,611
RON	34,930,182	USD	7,226,835	BNP Paribas SA	02/27/25	50,445
THB	989,873,363	USD	28,675,358	JPMorgan Chase Bank N.A.	02/27/25	759,753
THB	234,645,550	USD	6,835,000	Nomura International PLC	02/27/25	142,476
TRY	372,339,359	USD	10,112,806	UBS AG	02/27/25	67,120
USD	4,492,858	AUD	7,140,616	Deutsche Bank AG	02/27/25	53,203
USD	11,929,000	CAD	17,129,983	The Bank of New York Mellon	02/27/25	130,816
USD	12,895,852	CNH	93,759,163	BNP Paribas SA	02/27/25	82,153
USD	7,346,923	CZK	176,836,374	JPMorgan Chase Bank N.A.	02/27/25	61,066
USD	5,819,096	IDR	94,473,023,560	HSBC Bank PLC	02/27/25	32,857
USD	2,666,000	IDR	43,410,478,000	Nomura International PLC	02/27/25	7,216
USD	2,421,307	INR	209,996,082	UBS AG	02/27/25	1,592
USD	7,001,431	KRW	10,044,953,056	Morgan Stanley & Co. International PLC	02/27/25	102,346
USD	20,117,051	MXN	410,856,568	Citibank N.A.	02/27/25	358,618
USD	4,025,000	MYR	17,601,325	Barclays Bank PLC	02/27/25	68,355
USD	20,239,737	MYR	89,915,032	Barclays Bank PLC	02/27/25	27,515
USD	2,722,908	NOK	30,688,136	JPMorgan Chase Bank N.A.	02/27/25	11,708
USD	1,013,438	PEN	3,765,733	BNP Paribas SA	02/27/25	2,618
USD	2,680,000	PLN	10,776,248	BNP Paribas SA	02/27/25	32,137
USD	6,781,525	PLN	27,448,026	JPMorgan Chase Bank N.A.	02/27/25	37,192
USD	3,062,010	RON	14,642,396	BNP Paribas SA	02/27/25	11,444
USD	2,081,000	SGD	2,812,779	BNP Paribas SA	02/27/25	9,239
USD	2,729,160	SGD	3,677,233	BNP Paribas SA	02/27/25	20,683
USD	4,623,000	ZAR	85,691,466	Bank of America N.A.	02/27/25	45,382
USD	15,210,676	ZAR	282,171,729	Bank of America N.A.	02/27/25	137,127
ZAR	678,179,975	USD	35,951,638	BNP Paribas SA	02/27/25	276,580
USD	5,138,855	BRL	30,241,905	Barclays Bank PLC	03/06/25	6,081
USD	3,999,000	BRL	23,499,204	Goldman Sachs International	03/06/25	10,623
AUD	3,561,241	USD	2,190,440	Barclays Bank PLC	03/19/25	23,990
BRL	354,409,634	EUR	55,185,082	Goldman Sachs International	03/19/25	2,717,571
EUR	79,293,414	CHF	73,133,711	Barclays Bank PLC	03/19/25	1,734,060
JPY	138,549,917	USD	896,784	BNP Paribas SA	03/19/25	946
MXN	26,112,218	USD	1,249,000	Citibank N.A.	03/19/25	2,876
MXN	14,994,792	USD	717,427	UBS AG	03/19/25	1,456
NOK	924,292,587	CHF	72,480,575	Barclays Bank PLC	03/19/25	1,686,396
PLN	113,668,465	USD	27,829,256	JPMorgan Chase Bank N.A.	03/19/25	79,459
USD	10,135,061	AUD	16,226,192	HSBC Bank PLC	03/19/25	45,386
USD	974,540	CAD	1,391,014	HSBC Bank PLC	03/19/25	15,646
USD	10,197,351	CAD	14,644,708	HSBC Bank PLC	03/19/25	102,031
USD	1,069,413	CAD	1,529,434	Morgan Stanley & Co. International PLC	03/19/25	15,099
USD	1,069,369	CAD	1,527,132	UBS AG	03/19/25	16,642

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,920,266	CHF	1,722,540	Barclays Bank PLC	03/19/25	$ 19,711
USD	1,069,413	CNH	7,765,600	HSBC Bank PLC	03/19/25	7,158
USD	10,157,247	EUR	9,712,687	Barclays Bank PLC	03/19/25	60,879
USD	1,118,291	EUR	1,069,413	BNP Paribas SA	03/19/25	6,633
USD	7,488,146	EUR	7,118,562	Deutsche Bank AG	03/19/25	88,378
USD	63,245,472	EUR	60,000,000	Toronto-Dominion Bank	03/19/25	875,287
USD	158,861,859	EUR	150,709,786	Toronto-Dominion Bank	03/19/25	2,198,572
USD	10,159,418	GBP	8,174,556	Barclays Bank PLC	03/19/25	25,223
USD	14,993,706	GBP	12,011,075	State Street Bank and Trust Co.	03/19/25	103,284
USD	53,642,633	GBP	42,072,917	UBS AG	03/19/25	1,483,815
USD	203,275,951	GBP	159,433,119	UBS AG	03/19/25	5,622,839
USD	162,477,265	HKD	1,261,972,941	Barclays Bank PLC	03/19/25	344,971
USD	341,381	IDR	5,473,333,891	HSBC Bank PLC	03/19/25	6,499
USD	3,368,061	INR	287,641,801	BNP Paribas SA	03/19/25	59,680
USD	896,784	JPY	137,237,160	Citibank N.A.	03/19/25	7,560
USD	1,249,000	MXN	25,693,803	Goldman Sachs International	03/19/25	17,184
USD	10,197,351	MXN	211,876,480	Goldman Sachs International	03/19/25	39,536
USD	893,215	MXN	18,515,169	JPMorgan Chase Bank N.A.	03/19/25	5,558
USD	717,427	MXN	14,951,305	UBS AG	03/19/25	629
USD	67,183,363	NOK	750,389,956	Deutsche Bank AG	03/19/25	889,496
BRL	90,592,477	USD	15,282,390	JPMorgan Chase Bank N.A.	03/20/25	74,285
COP	110,041,686,049	USD	25,915,333	Societe Generale	03/20/25	93,641
THB	416,475,479	USD	12,350,993	Citibank N.A.	03/20/25	49,194
USD	7,451,712	IDR	121,794,506,655	Citibank N.A.	03/20/25	199
USD	11,025,946	IDR	180,213,573,255	Citibank N.A.	03/20/25	294
USD	43,546,902	MXN	902,979,859	Barclays Bank PLC	03/20/25	262,767
UYU	22,588,088	USD	515,486	HSBC Bank PLC	03/20/25	3,840
EUR	1,042,558	USD	1,069,046	Barclays Bank PLC	04/16/25	16,262
INR	783,259,260	USD	8,988,000	Citibank N.A.	04/16/25	33
INR	783,314,590	USD	8,966,000	Citibank N.A.	04/16/25	22,668
USD	7,607,110	INR	662,618,077	JPMorgan Chase Bank N.A.	04/16/25	3,455
						27,742,236
BRL	14,102,838	USD	2,418,970	Barclays Bank PLC	02/04/25	(5,774)
BRL	20,498,637	USD	3,516,001	Barclays Bank PLC	02/04/25	(8,393)
BRL	20,580,112	USD	3,529,976	Barclays Bank PLC	02/04/25	(8,426)
BRL	21,222,612	USD	3,640,180	Barclays Bank PLC	02/04/25	(8,689)
BRL	42,149,731	USD	7,229,675	BNP Paribas SA	02/04/25	(17,258)
BRL	15,630,758	USD	2,681,045	Citibank N.A.	02/04/25	(6,400)
BRL	23,885,594	USD	4,096,944	Goldman Sachs International	02/04/25	(9,780)
USD	2,374,415	BRL	14,102,838	Barclays Bank PLC	02/04/25	(38,781)
USD	3,464,000	BRL	21,222,612	Barclays Bank PLC	02/04/25	(167,490)
USD	3,467,000	BRL	20,580,112	Barclays Bank PLC	02/04/25	(54,550)
USD	3,467,000	BRL	20,498,637	Barclays Bank PLC	02/04/25	(40,608)
USD	6,833,000	BRL	42,149,731	BNP Paribas SA	02/04/25	(379,418)
USD	2,666,000	BRL	15,630,758	Citibank N.A.	02/04/25	(8,645)
USD	4,020,000	BRL	23,885,594	Goldman Sachs International	02/04/25	(67,165)
USD	4,650,525	TRY	169,578,129	Societe Generale	02/10/25	(55,956)
COP	45,526,700,000	USD	11,444,620	Citibank N.A.	02/21/25	(642,807)
USD	10,217,448	COP	45,526,700,000	Morgan Stanley & Co. International PLC	02/21/25	(584,366)
COP	62,828,684,000	USD	15,146,742	HSBC Bank PLC	02/24/25	(245,851)
USD	917,278	COP	3,871,830,563	Citibank N.A.	02/24/25	(992)
USD	12,081,438	COP	53,987,958,902	Societe Generale	02/24/25	(722,725)
AUD	2,312,000	USD	1,453,999	BNP Paribas SA	02/27/25	(16,520)
AUD	14,541,000	USD	9,040,848	Citibank N.A.	02/27/25	(27)
CAD	3,984,799	USD	2,768,000	BNP Paribas SA	02/27/25	(23,491)
CAD	7,247,014	USD	5,054,317	Goldman Sachs International	02/27/25	(62,975)
CAD	3,818,567	USD	2,655,000	Societe Generale	02/27/25	(24,982)
CNH	29,173,552	USD	4,010,000	BNP Paribas SA	02/27/25	(22,964)
CNH	29,086,302	USD	4,018,000	Morgan Stanley & Co. International PLC	02/27/25	(42,889)
CZK	95,913,180	USD	4,020,000	HSBC Bank PLC	02/27/25	(68,269)
EUR	407,129	USD	425,133	Morgan Stanley & Co. International PLC	02/27/25	(2,337)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,552,000	USD	2,688,391	Morgan Stanley & Co. International PLC	02/27/25	$ (38,185)
GBP	3,217,000	USD	4,020,327	Morgan Stanley & Co. International PLC	02/27/25	(31,860)
IDR	64,810,340,000	USD	4,018,000	JPMorgan Chase Bank N.A.	02/27/25	(48,527)
INR	243,172,368	USD	2,812,000	Citibank N.A.	02/27/25	(10,006)
KRW	6,578,388,500	USD	4,571,500	Citibank N.A.	02/27/25	(53,324)
KRW	9,938,773,500	USD	6,835,000	Citibank N.A.	02/27/25	(8,841)
KRW	7,449,504,900	USD	5,118,000	HSBC Bank PLC	02/27/25	(1,523)
MXN	82,935,553	USD	4,013,327	Barclays Bank PLC	02/27/25	(24,887)
MXN	11,532,254	USD	558,173	BNP Paribas SA	02/27/25	(3,578)
MXN	94,065,470	USD	4,571,500	Goldman Sachs International	02/27/25	(47,814)
MYR	30,457,780	USD	6,856,000	Morgan Stanley & Co. International PLC	02/27/25	(9,320)
NOK	30,087,912	USD	2,680,000	BNP Paribas SA	02/27/25	(21,828)
SEK	20,404,203	USD	1,858,006	Goldman Sachs International	02/27/25	(15,221)
SGD	1,192,462	USD	881,720	BNP Paribas SA	02/27/25	(3,408)
SGD	5,292,968	USD	3,928,440	Societe Generale	02/27/25	(29,888)
USD	26,732,404	BRL	159,552,353	Barclays Bank PLC	02/27/25	(398,323)
USD	9,348,688	CLP	9,184,151,091	HSBC Bank PLC	02/27/25	(12,078)
USD	2,680,000	CLP	2,642,748,000	Societe Generale	02/27/25	(13,569)
USD	1,392,488	COP	5,881,869,312	Citibank N.A.	02/27/25	(1,932)
USD	991,280	EUR	960,890	Toronto-Dominion Bank	02/27/25	(6,587)
USD	11,528,122	HUF	4,544,575,906	BNP Paribas SA	02/27/25	(11,506)
USD	2,679,000	JPY	416,876,644	BNP Paribas SA	02/27/25	(15,984)
USD	7,034,000	JPY	1,095,031,455	Deutsche Bank AG	02/27/25	(45,054)
USD	1,813,012	JPY	281,523,197	Goldman Sachs International	02/27/25	(6,952)
USD	4,571,000	MXN	95,544,413	Goldman Sachs International	02/27/25	(23,810)
USD	4,557,000	PEN	17,061,408	Citibank N.A.	02/27/25	(22,723)
USD	584,000	PHP	34,272,040	Barclays Bank PLC	02/27/25	(2,205)
USD	4,385,193	SEK	48,763,929	Toronto-Dominion Bank	02/27/25	(18,871)
USD	4,623,000	THB	156,303,630	Citibank N.A.	02/27/25	(24,882)
USD	13,086,974	THB	444,237,332	Citibank N.A.	02/27/25	(122,974)
USD	4,284,796	TRY	157,185,599	Barclays Bank PLC	02/27/25	(12,729)
USD	3,480,267	TRY	127,986,830	UBS AG	02/27/25	(18,951)
ZAR	73,915,128	USD	4,018,000	Bank of America N.A.	02/27/25	(69,471)
ZAR	85,355,654	USD	4,571,000	Bank of America N.A.	02/27/25	(11,321)
AUD	372,625,498	USD	237,618,846	Standard Chartered Bank	03/19/25	(5,915,047)
CAD	1,530,293	USD	1,069,369	Citibank N.A.	03/19/25	(14,462)
CAD	1,403,210	USD	974,540	Morgan Stanley & Co. International PLC	03/19/25	(7,238)
CAD	138,016,381	USD	97,907,984	Toronto-Dominion Bank	03/19/25	(2,766,480)
CAD	186,217,917	USD	132,101,861	Toronto-Dominion Bank	03/19/25	(3,732,659)
CHF	1,731,711	USD	1,920,266	JPMorgan Chase Bank N.A.	03/19/25	(9,592)
CHF	343,781,041	USD	392,713,092	Societe Generale	03/19/25	(13,404,126)
CNH	1,332,526,315	USD	183,571,383	UBS AG	03/19/25	(1,295,290)
DKK	451,742,987	USD	63,932,831	Citibank N.A.	03/19/25	(976,653)
EUR	47,983,817	USD	50,682,187	Bank of America N.A.	03/19/25	(802,861)
EUR	74,399,232	USD	77,740,702	Barclays Bank PLC	03/19/25	(402,472)
EUR	169,925,663	USD	179,117,146	Toronto-Dominion Bank	03/19/25	(2,478,896)
GBP	27,885,906	EUR	33,719,925	Wells Fargo Bank N.A.	03/19/25	(481,130)
GBP	42,843,269	USD	54,624,825	UBS AG	03/19/25	(1,510,983)
HUF	6,627,631,263	USD	16,863,463	BNP Paribas SA	03/19/25	(52,426)
JPY	15,382,894,796	EUR	96,837,813	Deutsche Bank AG	03/19/25	(990,218)
JPY	113,394,163,881	USD	751,806,111	Goldman Sachs International	03/19/25	(17,072,161)
KRW	109,123,529,624	USD	76,510,801	BNP Paribas SA	03/19/25	(1,500,420)
MXN	1,184,215,227	EUR	54,983,013	Goldman Sachs International	03/19/25	(381,181)
MXN	18,562,155	USD	893,215	Morgan Stanley & Co. International PLC	03/19/25	(3,305)
MXN	472,693,058	USD	23,116,208	Toronto-Dominion Bank	03/19/25	(454,284)
NZD	15,081,861	USD	8,742,937	Toronto-Dominion Bank	03/19/25	(229,746)
SEK	600,898,821	USD	55,060,043	Barclays Bank PLC	03/19/25	(724,798)
SGD	44,742,757	USD	33,432,214	Toronto-Dominion Bank	03/19/25	(450,447)
TWD	1,906,096,879	USD	58,939,297	BNP Paribas SA	03/19/25	(1,050,936)
USD	1,097,403	AUD	1,780,620	Barclays Bank PLC	03/19/25	(9,812)
USD	1,097,956	AUD	1,780,621	BNP Paribas SA	03/19/25	(9,259)
USD	25,027,232	BRL	152,751,459	Barclays Bank PLC	03/19/25	(868,537)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,197,351	BRL	60,449,897	Citibank N.A.	03/19/25	$ (50,646)
USD	23,927,715	EUR	23,100,000	BNP Paribas SA	03/19/25	(84,807)
USD	2,818,851	EUR	2,730,598	HSBC Bank PLC	03/19/25	(19,614)
USD	13,127,086	EUR	12,711,693	Nomura International PLC	03/19/25	(86,758)
USD	40,552,695	JPY	6,306,159,001	Bank of America N.A.	03/19/25	(307,866)
USD	10,197,351	JPY	1,575,640,936	Barclays Bank PLC	03/19/25	(11,965)
USD	10,197,351	ZAR	191,649,015	Bank of America N.A.	03/19/25	(23,057)
ZAR	702,414,746	EUR	37,286,153	Barclays Bank PLC	03/19/25	(1,300,151)
ZAR	534,485,079	USD	29,895,169	BNP Paribas SA	03/19/25	(1,391,733)
CZK	261,432,453	USD	10,877,021	Natwest Markets PLC	03/20/25	(101,216)
EUR	930,370	USD	971,189	Barclays Bank PLC	03/20/25	(4,018)
HUF	808,794,637	USD	2,062,499	Toronto-Dominion Bank	03/20/25	(11,094)
IDR	279,503,788,022	USD	17,186,484	Goldman Sachs International	03/20/25	(86,154)
MXN	380,272,238	USD	18,498,263	State Street Bank and Trust Co.	03/20/25	(270,000)
MYR	30,140,925	USD	6,830,805	Barclays Bank PLC	03/20/25	(48,559)
PLN	92,019,896	USD	22,793,777	State Street Bank and Trust Co.	03/20/25	(201,239)
USD	71,834,176	BRL	439,962,775	Goldman Sachs International	03/20/25	(2,745,583)
USD	62,631,231	COP	271,443,753,074	Morgan Stanley & Co. International PLC	03/20/25	(1,526,033)
USD	26,066,811	CZK	639,145,181	BNP Paribas SA	03/20/25	(277,675)
USD	2,249,234	EUR	2,179,586	Deutsche Bank AG	03/20/25	(16,567)
USD	4,701,804	HUF	1,888,297,452	Barclays Bank PLC	03/20/25	(87,623)
USD	15,813,725	MYR	70,948,276	Royal Bank of Canada	03/20/25	(150,904)
USD	54,559,385	PLN	226,739,257	BNP Paribas SA	03/20/25	(1,109,177)
USD	3,249,952	THB	110,173,356	Barclays Bank PLC	03/20/25	(30,362)
USD	28,195,437	THB	977,958,731	Barclays Bank PLC	03/20/25	(922,414)
USD	1,580,956	UYU	70,131,213	Goldman Sachs International	03/20/25	(31,441)
USD	64,652,448	ZAR	1,231,699,731	Barclays Bank PLC	03/20/25	(1,027,016)
ZAR	513,772,193	USD	27,406,646	State Street Bank and Trust Co.	03/20/25	(10,129)
USD	4,557,135	BRL	28,498,730	Barclays Bank PLC	04/02/25	(268,245)
USD	623,168	EUR	607,669	Deutsche Bank AG	04/16/25	(9,418)
USD	623,823	EUR	608,296	Deutsche Bank AG	04/16/25	(9,416)
USD	789,974	EUR	770,326	Deutsche Bank AG	04/16/25	(11,939)
USD	1,548,123	EUR	1,509,619	Deutsche Bank AG	04/16/25	(23,398)
USD	1,634,668	EUR	1,593,996	Deutsche Bank AG	04/16/25	(24,690)
USD	1,352,926	EUR	1,306,280	Natwest Markets PLC	04/16/25	(6,918)
USD	709,896	EUR	682,678	Societe Generale	04/16/25	(775)
USD	800,358	EUR	780,444	Toronto-Dominion Bank	04/16/25	(12,088)
USD	1,220,438	EUR	1,190,072	Toronto-Dominion Bank	04/16/25	(18,433)
						(74,441,200)
						$ (46,698,964)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	7,732	02/14/25	USD	620.00	USD	465,327	$ 572,168
SPX Volatility Index	1,056	02/19/25	USD	25.00	USD	1,735	62,304
SPX Volatility Index	865	02/19/25	USD	23.00	USD	1,421	60,983
10-Year U.S. Treasury Note Future	106	02/21/25	USD	111.00	USD	11,552	8,281
2-Year U.S. Treasury Note Future	96	02/21/25	USD	102.75	USD	19,752	37,500
Adobe, Inc.	266	02/21/25	USD	475.00	USD	11,636	36,442
Advanced Micro Devices, Inc.	999	02/21/25	USD	150.00	USD	11,583	39,960
Apple, Inc.	3,243	02/21/25	USD	250.00	USD	76,535	332,407
DraftKings Inc., Class A	2,820	02/21/25	USD	44.00	USD	11,830	427,230
Eli Lilly & Co.	200	02/21/25	USD	780.00	USD	16,222	937,500
Microsoft Corp.	665	02/21/25	USD	470.00	USD	27,601	10,308
Netflix, Inc.	502	02/21/25	USD	900.00	USD	49,033	4,120,165
Netflix, Inc.	319	02/21/25	USD	980.00	USD	31,159	688,242
NVIDIA Corp.	7,000	02/21/25	USD	160.00	USD	84,049	287,000

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Salesforce, Inc.	1,202	02/21/25	USD	390.00	USD	41,072	$ 49,282
SPDR Gold Shares(a)	7,500	02/21/25	USD	260.00	USD	193,920	2,550,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,250	02/21/25	USD	230.00	USD	26,165	243,125
Uber Technologies, Inc.	3,959	02/21/25	USD	67.50	USD	26,466	1,316,367
United Airlines Holdings, Inc.	2,716	02/21/25	USD	110.00	USD	28,746	740,110
Walmart, Inc.	5,014	02/21/25	USD	100.00	USD	49,217	1,080,517
Walt Disney Co.	1,184	02/21/25	USD	120.00	USD	13,386	241,536
Advanced Micro Devices, Inc.	1,601	02/28/25	USD	125.00	USD	18,564	632,395
Consumer Discretionary Select Sector SPDR ETF	750	02/28/25	USD	235.00	USD	17,413	315,000
SPDR Gold Shares(a)	7,504	02/28/25	USD	263.00	USD	194,023	2,187,416
Prysmian SpA	1,548	03/20/25	EUR	72.00	EUR	10,380	178,254
Prysmian SpA	498	03/20/25	EUR	76.00	EUR	3,339	18,082
Alaska Air Group, Inc.	5,178	03/21/25	USD	77.50	USD	37,929	1,152,105
Alphabet, Inc., Class C	633	03/21/25	USD	210.00	USD	13,014	506,400
Boston Scientific Corp.	3,186	03/21/25	USD	105.00	USD	32,612	828,360
EQT Corp.	7,539	03/21/25	USD	55.00	USD	38,539	908,449
Meta Platforms, Inc., Class A	164	03/21/25	USD	650.00	USD	11,303	918,400
Meta Platforms, Inc., Class A	999	03/21/25	USD	730.00	USD	68,849	1,538,460
Micron Technology, Inc.	751	03/21/25	USD	105.00	USD	6,852	198,264
SPDR Gold Shares(a)	4,502	03/21/25	USD	255.00	USD	116,404	3,489,050
SPDR S&P Regional Banking ETF	4,497	03/21/25	USD	65.00	USD	28,853	1,128,747
SPDR S&P Regional Banking ETF	5,000	03/21/25	USD	66.00	USD	32,080	997,500
Alphabet, Inc., Class C	2,020	04/17/25	USD	220.00	USD	41,531	1,171,600
Duke Energy Corp.	1,430	04/17/25	USD	115.00	USD	16,015	364,650
Sabre Corp.	1,262	04/17/25	USD	7.00	USD	423	6,941
Williams Cos., Inc.	3,522	04/17/25	USD	65.00	USD	19,522	105,660
Fifth Third Bancorp.	2,275	05/16/25	USD	44.00	USD	10,081	608,562
KraneShares CSI China Internet ETF	7,725	05/16/25	USD	37.00	USD	24,164	791,812
Lam Research Corp.	1,091	05/16/25	USD	85.00	USD	8,843	624,597
Marvell Technology, Inc.	1,425	05/16/25	USD	140.00	USD	16,083	705,375
							33,217,506
Put
InvesCo QQQ Trust, Series 1	1,001	02/07/25	USD	515.00	USD	52,281	339,839
SPDR S&P 500 ETF Trust	4,063	02/07/25	USD	582.00	USD	244,519	217,370
Apple, Inc.	410	02/14/25	USD	215.00	USD	9,676	19,680
WTI Crude Oil Future(a)	300	02/14/25	USD	63.50	USD	218	24,000
10-Year U.S. Treasury Note Future	71	02/21/25	USD	107.00	USD	7,738	7,766
Adobe, Inc.	196	02/21/25	USD	405.00	USD	8,574	31,066
Adobe, Inc.	37	02/21/25	USD	415.00	USD	1,619	11,526
Alphabet, Inc., Class C	1,089	02/21/25	USD	185.00	USD	22,390	173,695
Alphabet, Inc., Class C	222	02/21/25	USD	190.00	USD	4,564	52,392
Amazon.com, Inc.	869	02/21/25	USD	215.00	USD	20,654	186,835
Amazon.com, Inc.	188	02/21/25	USD	220.00	USD	4,468	57,810
Apple, Inc.	911	02/21/25	USD	220.00	USD	21,500	103,854
Apple, Inc.	215	02/21/25	USD	215.00	USD	5,074	15,158
Autodesk, Inc.	200	02/21/25	USD	280.00	USD	6,227	17,500
Bank of America Corp.	2,913	02/21/25	USD	45.00	USD	13,487	141,281
Boeing Co.	270	02/21/25	USD	160.00	USD	4,766	16,200
Boeing Co.	49	02/21/25	USD	165.00	USD	865	5,733
Boston Scientific Corp.	929	02/21/25	USD	95.00	USD	9,509	51,095
Broadcom, Inc.	750	02/21/25	USD	200.00	USD	16,595	170,250
Cameco Corp.	816	02/21/25	USD	45.00	USD	4,034	64,464
Capital One Financial Corp.	301	02/21/25	USD	180.00	USD	6,132	10,535
Capital One Financial Corp.	49	02/21/25	USD	185.00	USD	998	2,940
CF Industries Holdings, Inc.	1,002	02/21/25	USD	85.00	USD	9,239	62,625
Chevron Corp.	431	02/21/25	USD	150.00	USD	6,430	171,322
Chipotle Mexican Grill, Inc.	650	02/21/25	USD	55.00	USD	3,793	72,800
Confluent, Inc., Class A	1,191	02/21/25	USD	25.00	USD	3,535	116,123
Costco Wholesale Corp.	116	02/21/25	USD	885.00	USD	11,367	12,470
Costco Wholesale Corp.	19	02/21/25	USD	905.00	USD	1,862	3,525
Danaher Corp.	246	02/21/25	USD	230.00	USD	5,479	190,650

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Datadog Inc., Class A	2,111	02/21/25	USD	135.00	USD	30,126	$ 944,672
Delta Air Lines, Inc.	652	02/21/25	USD	65.00	USD	4,386	72,698
Discover Financial Services	164	02/21/25	USD	175.00	USD	3,298	19,680
Discover Financial Services	26	02/21/25	USD	180.00	USD	523	2,600
Eli Lilly & Co.	85	02/21/25	USD	700.00	USD	6,894	14,068
Freeport-McMoRan, Inc.	1,501	02/21/25	USD	35.00	USD	5,381	123,082
Home Depot, Inc.	261	02/21/25	USD	390.00	USD	10,753	46,980
Home Depot, Inc.	37	02/21/25	USD	395.00	USD	1,524	9,287
HubSpot, Inc.	552	02/21/25	USD	670.00	USD	43,030	276,000
Intuitive Surgical, Inc.	84	02/21/25	USD	555.00	USD	4,804	44,100
Intuitive Surgical, Inc.	19	02/21/25	USD	570.00	USD	1,087	18,620
iShares iBoxx $ High Yield Corporate Bond ETF	1,443	02/21/25	USD	74.00	USD	11,504	44,012
iShares Russell 2000 ETF	418	02/21/25	USD	220.00	USD	9,467	89,870
iShares Russell 2000 ETF	354	02/21/25	USD	215.00	USD	8,017	39,648
iShares Russell 2000 ETF	418	02/21/25	USD	218.00	USD	9,467	69,597
JPMorgan Chase & Co.	624	02/21/25	USD	240.00	USD	16,680	25,584
JPMorgan Chase & Co.	76	02/21/25	USD	250.00	USD	2,031	5,852
Live Nation Entertainment, Inc.	416	02/21/25	USD	130.00	USD	6,019	20,800
Mastercard, Inc., Class A	235	02/21/25	USD	500.00	USD	13,053	10,340
Mastercard, Inc., Class A	45	02/21/25	USD	505.00	USD	2,499	2,363
Meta Platforms, Inc., Class A	37	02/21/25	USD	585.00	USD	2,550	3,848
Micron Technology, Inc.	1,002	02/21/25	USD	90.00	USD	9,142	340,680
Microsoft Corp.	826	02/21/25	USD	410.00	USD	34,284	441,910
Microsoft Corp.	165	02/21/25	USD	405.00	USD	6,848	79,613
NVIDIA Corp.	2,594	02/21/25	USD	120.00	USD	31,146	1,841,740
NVIDIA Corp.	410	02/21/25	USD	125.00	USD	4,923	404,875
Oracle Corp.	551	02/21/25	USD	155.00	USD	9,370	43,805
Salesforce, Inc.	135	02/21/25	USD	310.00	USD	4,613	13,703
ServiceNow, Inc.	580	02/21/25	USD	940.00	USD	59,066	324,800
SPDR S&P 500 ETF Trust	1,231	02/21/25	USD	580.00	USD	74,084	251,739
SPDR S&P 500 ETF Trust	2,210	02/21/25	USD	570.00	USD	133,002	267,410
SPDR S&P 500 ETF Trust	486	02/21/25	USD	585.00	USD	29,248	132,435
Tesla, Inc.	300	02/21/25	USD	385.00	USD	12,138	339,000
TJX Cos., Inc.	196	02/21/25	USD	120.00	USD	2,446	9,604
TJX Cos., Inc.	1,490	02/21/25	USD	115.00	USD	18,594	23,840
Walmart, Inc.	1,405	02/21/25	USD	85.00	USD	13,791	25,993
Walmart, Inc.	186	02/21/25	USD	90.00	USD	1,826	8,835
Energy Select Sector SPDR Fund	6,002	02/28/25	USD	88.00	USD	52,602	951,317
SPDR S&P 500 ETF Trust	3,395	02/28/25	USD	595.00	USD	204,318	2,020,025
WTI Crude Oil Future(a)	170	04/16/25	USD	60.00	USD	121	112,200
WTI Crude Oil Future(a)	90	04/16/25	USD	65.00	USD	64	128,700
WTI Crude Oil Future(a)	135	04/16/25	USD	68.00	USD	96	302,400
WTI Crude Oil Future(a)	75	07/17/25	USD	68.00	USD	52	332,250
							12,631,079
							$ 45,848,585

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	UBS AG	02/19/25	PLN	4.35	PLN	4.35	USD	394	$ 5,352
USD Currency	One Touch	UBS AG	02/27/25	CAD	1.50	CAD	1.50	USD	332	21,746
USD Currency	One Touch	UBS AG	03/21/25	CAD	1.52	CAD	1.52	USD	332	18,426
USD Currency	Down-and-in	UBS AG	04/17/25	CAD	1.47	CAD	1.43	USD	5,252	6,013
USD Currency	Up-and-out	Nomura International, Inc.	04/22/25	CAD	1.47	CAD	1.55	USD	26,735	58,550
USD Currency	One Touch	Standard Chartered Bank	04/30/25	INR	88.00	INR	88.00	USD	688	187,132

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call (continued)
USD Currency	One Touch	HSBC Bank PLC	04/30/25	CNH	7.63	CNH	7.63	USD	702	$ 41,832
USD Currency	Up-and-out	HSBC Bank PLC	07/02/25	CNH	7.35	CNH	7.74	USD	5,441	26,428
										365,479
Put
USD Currency	Down-and-out	UBS AG	02/14/25	JPY	153.00	JPY	150.00	USD	5,180	5,231
USD Currency	One Touch	UBS AG	03/07/25	TRY	36.10	TRY	36.10	USD	263	30,253
USD Currency	One Touch	Bank of America N.A.	03/17/25	BRL	5.75	BRL	5.75	USD	678	199,861
USD Currency	One Touch	Citibank N.A.	03/19/25	CNH	7.15	CNH	7.15	USD	524	59,939
USD Currency	One Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950.00	USD	263	67,356
EUR Currency	One Touch	HSBC Bank PLC	04/16/25	USD	1.02	USD	1.02	EUR	633	150,126
EUR Currency	One Touch	Barclays Bank PLC	04/24/25	USD	1.01	USD	1.01	EUR	412	70,510
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	04/30/25	JPY	19.00	JPY	19.00	CNH	4,992	19,035
										602,311
										$ 967,790
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	02/14/25	COP	4,400.00	USD	5,193	$ 8,579
EUR Currency	JPMorgan Chase Bank N.A.	—	02/17/25	SEK	11.70	EUR	6,454	1,245
USD Currency	Morgan Stanley & Co. International PLC	—	02/19/25	BRL	6.25	USD	2,626	2,770
USD Currency	JPMorgan Chase Bank N.A.	—	02/27/25	KRW	1,465.00	USD	3,978	27,464
USD Currency	Goldman Sachs International	—	03/21/25	CAD	1.45	USD	5,328	53,569
USD Currency	JPMorgan Chase Bank N.A.	—	03/26/25	SGD	1.36	USD	8,032	62,433
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	2,137	03/27/25	USD	26,000.00	USD	50,237	58,248
USD Currency	Barclays Bank PLC	—	04/02/25	BRL	6.00	USD	5,336	88,588
USD Currency	Bank of America N.A.	—	04/03/25	CAD	1.48	USD	60,607	354,427
USD Currency	Morgan Stanley & Co. International PLC	—	04/08/25	JPY	162.00	USD	6,241	11,602
USD Currency	JPMorgan Chase Bank N.A.	—	04/30/25	CNH	7.35	USD	5,480	41,263
								710,188
Put
AUD Currency	Morgan Stanley & Co. International PLC	—	02/06/25	USD	0.62	AUD	4,234	6,891
EUR Currency	HSBC Bank PLC	—	02/06/25	USD	1.04	EUR	5,049	29,255
EUR Currency	HSBC Bank PLC	—	02/06/25	USD	1.02	EUR	10,098	4,882
USD Currency	Morgan Stanley & Co. International PLC	—	02/11/25	CAD	1.43	USD	3,978	6,866
USD Currency	Citibank N.A.	—	02/20/25	MXN	20.50	USD	3,951	34,204
USD Currency	HSBC Bank PLC	—	02/20/25	CZK	23.90	USD	5,268	12,706
USD Currency	Morgan Stanley & Co. International PLC	—	02/20/25	HUF	393.00	USD	2,634	23,918
EUR Currency	Morgan Stanley & Co. International PLC	—	03/06/25	USD	1.02	EUR	77,740	298,152
EUR Currency	Barclays Bank PLC	—	03/13/25	JPY	160.00	EUR	7,789	95,031
S&P 500 Index	Barclays Bank PLC	7,024	03/21/25	USD	5,750.00	USD	42,429	283,896
S&P 500 Index	Goldman Sachs International	7,024	03/21/25	USD	5,700.00	USD	42,429	241,923
S&P 500 Index	UBS AG	7,024	03/21/25	USD	5,780.00	USD	42,429	313,115
EUR Currency	Goldman Sachs International	—	04/03/25	USD	1.00	EUR	67,560	153,630
USD Currency	Morgan Stanley & Co. International PLC	—	04/08/25	JPY	156.00	USD	6,241	147,235
								1,651,704
								$ 2,361,892

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	iTraxx.XO.42.V1	Quarterly	JPMorgan Chase Bank N.A.	02/19/25	—	EUR 4.25	EUR	15,565	$ 4,148
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	CDX.NA.HY.43.V1	Quarterly	Barclays Bank PLC	02/19/25	—	USD 1.06	USD	23,135	1,177
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	CDX.NA.HY.43.V1	Quarterly	Bank of America N.A.	02/19/25	—	USD 1.06	USD	23,140	16,863
										$ 22,188

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.38%	Annual	3.30%	Annual	Citibank N.A.	04/22/25	3.30%	USD	43,418	$ 66,455
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.38%	Annual	3.30%	Annual	Goldman Sachs International	04/23/25	3.30	USD	34,696	54,361
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.38%	Annual	3.30%	Annual	Barclays Bank PLC	04/25/25	3.30	USD	34,508	56,983
										$ 177,799
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPX Volatility Index	1,056	02/19/25	USD	45.00	USD	1,735	$ (19,536)
SPX Volatility Index	865	02/19/25	USD	42.50	USD	1,421	(19,463)
Adobe, Inc.	266	02/21/25	USD	465.00	USD	11,636	(65,835)
Advanced Micro Devices, Inc.	999	02/21/25	USD	170.00	USD	11,583	(15,485)
Alphabet, Inc., Class C	976	02/21/25	USD	200.00	USD	20,067	(1,058,961)
Alphabet, Inc., Class C	1,089	02/21/25	USD	215.00	USD	22,390	(430,155)
Alphabet, Inc., Class C	446	02/21/25	USD	220.00	USD	9,170	(118,859)
Amazon.com, Inc.	3,376	02/21/25	USD	250.00	USD	80,241	(1,603,600)
Amazon.com, Inc.	869	02/21/25	USD	245.00	USD	20,654	(564,850)
Apple, Inc.	425	02/21/25	USD	245.00	USD	10,030	(82,662)
Autodesk, Inc.	236	02/21/25	USD	320.00	USD	7,348	(105,020)
Bank of America Corp.	3,406	02/21/25	USD	50.00	USD	15,770	(28,951)
Boeing Co.	372	02/21/25	USD	190.00	USD	6,567	(43,338)
Boston Scientific Corp.	1,096	02/21/25	USD	105.00	USD	11,219	(178,100)
Cameco Corp.	816	02/21/25	USD	55.00	USD	4,034	(62,424)
Capital One Financial Corp.	403	02/21/25	USD	210.00	USD	8,210	(92,690)
Chipotle Mexican Grill, Inc.	764	02/21/25	USD	65.00	USD	4,458	(40,874)
Confluent, Inc., Class A	1,397	02/21/25	USD	33.00	USD	4,146	(223,520)
Costco Wholesale Corp.	153	02/21/25	USD	990.00	USD	14,992	(222,615)
Discover Financial Services	213	02/21/25	USD	210.00	USD	4,283	(38,340)
Eli Lilly & Co.	100	02/21/25	USD	820.00	USD	8,111	(245,250)
Home Depot, Inc.	261	02/21/25	USD	440.00	USD	10,753	(19,184)
Home Depot, Inc.	70	02/21/25	USD	430.00	USD	2,884	(14,000)
JPMorgan Chase & Co.	773	02/21/25	USD	270.00	USD	20,662	(284,077)
Live Nation Entertainment, Inc.	493	02/21/25	USD	150.00	USD	7,133	(103,530)
Mastercard, Inc., Class A	324	02/21/25	USD	560.00	USD	17,996	(234,090)
Netflix, Inc.	300	02/21/25	USD	1,020.00	USD	29,303	(225,000)
Netflix, Inc.	202	02/21/25	USD	960.00	USD	19,731	(682,255)
NVIDIA Corp.	120	02/21/25	USD	145.00	USD	1,441	(12,780)
Oracle Corp.	649	02/21/25	USD	175.00	USD	11,037	(210,925)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Salesforce, Inc.	116	02/21/25	USD	360.00	USD	3,964	$ (34,104)
Salesforce, Inc.	37	02/21/25	USD	350.00	USD	1,264	(21,368)
SPDR Gold Shares(a)	7,500	02/21/25	USD	275.00	USD	193,920	(450,000)
SPDR S&P 500 ETF Trust	552	02/21/25	USD	604.00	USD	33,220	(396,612)
TJX Cos., Inc.	1,879	02/21/25	USD	130.00	USD	23,448	(45,096)
Uber Technologies, Inc.	2,498	02/21/25	USD	80.00	USD	16,699	(108,663)
United Airlines Holdings, Inc.	2,716	02/21/25	USD	130.00	USD	28,746	(46,172)
Walmart, Inc.	6,790	02/21/25	USD	110.00	USD	66,651	(152,775)
Advanced Micro Devices, Inc.	1,601	02/28/25	USD	135.00	USD	18,564	(286,579)
SPDR Gold Shares(a)	7,504	02/28/25	USD	280.00	USD	194,023	(480,256)
Alphabet, Inc., Class C	769	03/21/25	USD	220.00	USD	15,811	(271,072)
Capital One Financial Corp.	513	03/21/25	USD	230.00	USD	10,450	(80,797)
JPMorgan Chase & Co.	513	03/21/25	USD	280.00	USD	13,712	(160,312)
Meta Platforms, Inc., Class A	321	03/21/25	USD	700.00	USD	22,123	(842,625)
Meta Platforms, Inc., Class A	999	03/21/25	USD	800.00	USD	68,849	(354,645)
Micron Technology, Inc.	751	03/21/25	USD	120.00	USD	6,852	(61,958)
SPDR Gold Shares(a)	4,502	03/21/25	USD	270.00	USD	116,404	(1,012,950)
SPDR S&P Regional Banking ETF	4,497	03/21/25	USD	72.00	USD	28,853	(359,760)
SPDR S&P Regional Banking ETF	5,000	03/21/25	USD	73.00	USD	32,080	(325,000)
Vista Energy Corp.	643	03/21/25	USD	240.00	USD	10,804	(160,428)
Alphabet, Inc., Class C	2,020	04/17/25	USD	240.00	USD	41,531	(283,810)
KraneShares CSI China Internet ETF	7,725	05/16/25	USD	44.00	USD	24,164	(247,200)
							(13,228,551)
Put
Apple, Inc.	410	02/14/25	USD	195.00	USD	9,676	(5,945)
2-Year U.S. Treasury Note Future	96	02/21/25	USD	102.25	USD	19,752	(3,000)
Adobe, Inc.	266	02/21/25	USD	425.00	USD	11,636	(140,315)
Datadog Inc., Class A	2,111	02/21/25	USD	120.00	USD	30,126	(253,320)
DraftKings Inc., Class A	2,820	02/21/25	USD	37.00	USD	11,830	(174,840)
HubSpot, Inc.	552	02/21/25	USD	630.00	USD	43,030	(147,660)
iShares Russell 2000 ETF	772	02/21/25	USD	200.00	USD	17,484	(17,756)
iShares Russell 2000 ETF	418	02/21/25	USD	205.00	USD	9,467	(14,003)
Microsoft Corp.	665	02/21/25	USD	400.00	USD	27,601	(207,812)
Netflix, Inc.	319	02/21/25	USD	830.00	USD	31,159	(17,705)
Salesforce, Inc.	1,202	02/21/25	USD	320.00	USD	41,072	(253,021)
SPDR S&P 500 ETF Trust	307	02/21/25	USD	560.00	USD	18,476	(24,100)
SPDR S&P 500 ETF Trust	179	02/21/25	USD	555.00	USD	10,773	(11,725)
Uber Technologies, Inc.	1,461	02/21/25	USD	65.00	USD	9,767	(368,172)
Walt Disney Co.	1,184	02/21/25	USD	100.00	USD	13,386	(71,632)
SPDR Gold Shares(a)	4,000	02/28/25	USD	240.00	USD	103,424	(234,000)
Prysmian SpA	1,548	03/20/25	EUR	64.00	EUR	10,380	(210,372)
Prysmian SpA	498	03/20/25	EUR	66.00	EUR	3,339	(122,699)
Alaska Air Group, Inc.	2,589	03/21/25	USD	62.50	USD	18,964	(168,285)
Alphabet, Inc., Class C	633	03/21/25	USD	175.00	USD	13,014	(107,926)
Boston Scientific Corp.	3,186	03/21/25	USD	92.50	USD	32,612	(215,055)
EQT Corp.	3,768	03/21/25	USD	48.00	USD	19,262	(493,608)
Meta Platforms, Inc., Class A	164	03/21/25	USD	540.00	USD	11,303	(24,108)
Micron Technology, Inc.	751	03/21/25	USD	80.00	USD	6,852	(173,481)
SPDR Gold Shares(a)	4,007	03/21/25	USD	240.00	USD	103,605	(252,441)
SPDR S&P Regional Banking ETF	1,968	03/21/25	USD	52.00	USD	12,627	(318,816)
Tesla, Inc.	507	03/21/25	USD	350.00	USD	20,513	(484,185)
Alphabet, Inc., Class C	1,010	04/17/25	USD	185.00	USD	20,766	(427,735)
Duke Energy Corp.	1,430	04/17/25	USD	100.00	USD	16,015	(110,825)
Williams Cos., Inc.	3,522	04/17/25	USD	55.00	USD	19,522	(898,110)
Fifth Third Bancorp.	2,275	05/16/25	USD	35.00	USD	10,081	(68,250)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Lam Research Corp.	1,091	05/16/25	USD	72.00	USD	8,843	$ (329,482)
Marvell Technology, Inc.	1,425	05/16/25	USD	100.00	USD	16,083	(936,937)
							(7,287,321)
							$ (20,515,872)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	—	02/06/25	USD	0.65	AUD	4,234	$ (37)
USD Currency	Bank of America N.A.	—	02/14/25	COP	4,600.00	USD	7,790	(1,807)
USD Currency	HSBC Bank PLC	—	02/19/25	BRL	6.25	USD	2,626	(2,770)
USD Currency	Citibank N.A.	—	02/20/25	MXN	22.00	USD	3,951	(10,578)
USD Currency	Morgan Stanley & Co. International PLC	—	02/20/25	HUF	408.00	USD	2,634	(4,639)
USD Currency	Morgan Stanley & Co. International PLC	—	03/05/25	BRL	6.20	USD	5,414	(19,160)
USD Currency	UBS AG	—	03/07/25	TRY	37.50	USD	1,050	(9,007)
USD Currency	Bank of America N.A.	—	03/11/25	ZAR	19.00	USD	2,619	(29,162)
USD Currency	Barclays Bank PLC	—	04/02/25	BRL	6.15	USD	8,004	(78,031)
USD Currency	Bank of America N.A.	—	04/03/25	MXN	23.00	USD	119,476	(469,659)
USD Currency	Bank of America N.A.	—	04/03/25	MXN	22.00	USD	60,607	(552,368)
USD Currency	Morgan Stanley & Co. International PLC	—	04/08/25	JPY	160.00	USD	6,241	(21,749)
USD Currency	JPMorgan Chase Bank N.A.	—	04/30/25	CNH	7.60	USD	8,219	(12,724)
								(1,211,691)
Put
EUR Currency	HSBC Bank PLC	—	02/06/25	USD	1.02	EUR	10,098	(4,882)
USD Currency	Bank of America N.A.	—	02/07/25	TRY	36.50	USD	2,619	(36,550)
USD Currency	UBS AG	—	02/20/25	BRL	5.85	USD	2,664	(29,814)
EUR Currency	Royal Bank of Canada	—	03/06/25	USD	1.02	EUR	77,739	(298,152)
USD Currency	Morgan Stanley & Co. International PLC	—	03/11/25	CLP	1,000.00	USD	3,928	(109,470)
EUR Currency	Barclays Bank PLC	—	03/13/25	JPY	154.00	EUR	11,683	(36,214)
USD Currency	HSBC Bank PLC	—	03/19/25	CNH	7.15	USD	10,502	(16,468)
EUR Currency	Deutsche Bank AG	—	03/20/25	USD	1.00	EUR	122,609	(267,109)
USD Currency	JPMorgan Chase Bank N.A.	—	03/26/25	SGD	1.33	USD	5,355	(14,812)
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	2,137	03/27/25	USD	22,000.00	INR	50,237	(208,458)
USD Currency	JPMorgan Chase Bank N.A.	—	04/01/25	KRW	1,410.00	USD	3,978	(14,814)
EUR Currency	Bank of America N.A.	—	04/03/25	USD	1.01	EUR	60,607	(178,434)
EUR Currency	Nomura International, Inc.	—	04/03/25	USD	1.00	EUR	67,560	(153,630)
USD Currency	Bank of America N.A.	—	04/03/25	MXN	19.50	USD	119,476	(270,374)
USD Currency	Bank of America N.A.	—	04/03/25	MXN	19.00	USD	60,607	(43,697)
USD Currency	Morgan Stanley & Co. International PLC	—	04/08/25	JPY	152.00	USD	12,482	(143,204)
								(1,826,082)
								$ (3,037,773)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/29	CDX.NA.HY.43.V1	5.00%	Quarterly	Bank of America N.A.	02/19/25	N/R	USD 1.02	USD	23,140	$ (7,180)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 02/12/26	3.15%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	02/10/25	3.15%	USD	606,083	$ (6)
5-Year Interest Rate Swap, 02/16/30	3.23%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	02/14/25	3.23	USD	128,318	(53)
5-Year Interest Rate Swap, 02/22/30	2.70%	Annual	1-day SOFR, 4.38%	Annual	Deutsche Bank AG	02/20/25	2.70	USD	446,292	(13)
5-Year Interest Rate Swap, 04/09/30	3.70%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	Morgan Stanley & Co. International PLC	04/07/25	3.70	CZK	141,638	(74,002)
30-Year Interest Rate Swap, 04/24/55	2.70%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	04/22/25	2.70	USD	43,417	(5,011)
30-Year Interest Rate Swap, 04/25/55	2.70%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	04/23/25	2.70	USD	34,696	(4,135)
30-Year Interest Rate Swap, 04/27/55	2.70%	Annual	1-day SOFR, 4.38%	Annual	Barclays Bank PLC	04/25/25	2.70	USD	34,508	(4,404)
										(87,624)
Put
5-Year Interest Rate Swap, 02/16/30	1-day SOFR, 4.38%	Annual	3.23%	Annual	Goldman Sachs International	02/14/25	3.23	USD	128,318	(4,782,023)
5-Year Interest Rate Swap, 02/22/30	1-day SOFR, 4.38%	Annual	3.90%	Annual	Deutsche Bank AG	02/20/25	3.90	USD	111,573	(960,113)
10-Year Interest Rate Swap, 03/27/35	1-day SOFR, 4.38%	Annual	3.75%	Annual	JPMorgan Chase Bank N.A.	03/25/25	3.75	USD	103,294	(3,295,826)
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.38%	Annual	4.15%	Annual	Citibank N.A.	04/22/25	4.15	USD	15,109	(255,470)
5-Year Interest Rate Swap, 04/22/30	1-day SONIA, 4.70%	Annual	4.10%	Annual	JPMorgan Chase Bank N.A.	04/22/25	4.10	GBP	106,874	(471,062)
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.38%	Annual	4.15%	Annual	Goldman Sachs International	04/23/25	4.15	USD	8,674	(147,952)
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.38%	Annual	4.15%	Annual	Barclays Bank PLC	04/25/25	4.15	USD	8,627	(148,925)
5-Year Interest Rate Swap, 04/30/30	1-day SOFR, 4.38%	Annual	4.50%	Annual	Deutsche Bank AG	04/28/25	4.50	USD	44,555	(91,061)
2-Year Interest Rate Swap, 06/15/27	1-day SOFR, 4.38%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	223,903	(171,689)
2-Year Interest Rate Swap, 06/22/27	1-day SOFR, 4.38%	Annual	4.60%	Annual	Citibank N.A.	06/20/25	4.60	USD	248,667	(209,460)
10-Year Interest Rate Swap, 07/26/35	1-day SOFR, 4.38%	Annual	4.80%	Annual	Goldman Sachs International	07/24/25	4.80	USD	201,857	(998,657)
										(11,532,238)
										$ (11,619,862)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AVIS Budget Car Rental LLC	5.00%	Quarterly	12/20/26	USD	12,271	$ (741,206)	$ (676,332)	$ (64,874)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	5,479	(112,126)	(4,610)	(107,516)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	10,585	(924,718)	(838,458)	(86,260)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	USD	38,753	(925,285)	(868,062)	(57,223)
						$ (2,703,335)	$ (2,387,462)	$ (315,873)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V4	5.00%	Quarterly	12/20/27	B	USD	21,615	$ 1,826,110	$ (38,757)	$ 1,864,867
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B	USD	31,965	2,880,998	962,764	1,918,234
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	BB+	EUR	27,478	649,467	591,541	57,926
iTraxx.XO.42.V2	5.00	Quarterly	12/20/29	B+	EUR	120,742	11,897,658	11,099,168	798,490
							$ 17,254,233	$ 12,614,716	$ 4,639,517

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 10.28%	Monthly	9.79%	Monthly	N/A	02/04/25	MXN	1,437,091	$ (27,702)	$ (16)	$ (27,686)
28-Day MXIBTIIE, 10.28%	Monthly	9.80%	Monthly	N/A	02/04/25	MXN	1,437,091	(26,859)	(16)	(26,843)
9.31%	Monthly	1-day TIIEFONDEO, 10.03%	Monthly	N/A	01/09/26	MXN	335,669	(51,518)	21	(51,539)
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	26,882,219	490,151	485	489,666
8.02%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	03/26/25 (a)	03/26/26	ZAR	244,532	(74,385)	36	(74,421)
1-day SOFR, 4.38%	Annual	4.93%	Annual	N/A	04/26/26	USD	1,080,090	8,957,338	128,783	8,828,555
8.15%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	05/07/25 (a)	05/07/26	ZAR	345,015	(129,643)	51	(129,694)
1-day SOFR, 4.38%	Annual	4.50%	Annual	N/A	05/08/26	USD	238,166	51,593	683	50,910
1-day SOFR, 4.38%	Annual	4.35%	Annual	N/A	07/22/26	USD	102,378	41,247	336	40,911
5.16%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/25 (a)	09/19/26	PLN	32,564	4,782	38	4,744
5.24%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/25 (a)	09/19/26	PLN	54,274	(6,609)	64	(6,673)
6.92%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	09/23/25 (a)	09/23/26	ZAR	35,356	7,603	6	7,597
1-day SOFR, 4.38%	Annual	4.00%	Annual	N/A	10/28/26	USD	370,972	(1,045,589)	1,462	(1,047,051)
1-day TIIEFONDEO, 10.03%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	2,437,124	1,063,395	487	1,062,908
1-day SOFR, 4.38%	Annual	4.07%	Annual	N/A	01/14/27	USD	341,295	1,407	1,515	(108)
5.13%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/25 (a)	03/19/27	PLN	26,937	(7,327)	31	(7,358)
5.14%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/25 (a)	03/19/27	PLN	44,894	(14,850)	52	(14,902)
7.25%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	03/19/25 (a)	03/19/27	ZAR	132,743	17,773	36	17,737
1-day MIBOR, 6.65%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	5,510,027	224,725	436	224,289
1-day SOFR, 4.38%	Annual	4.73%	Annual	N/A	04/26/27	USD	1,289,442	14,800,011	535,425	14,264,586
1-day SOFR, 4.38%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	282,111	554,014	1,262	552,752
1-day SOFR, 4.38%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	282,111	819,055	1,262	817,793
1-day SOFR, 4.38%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	95,676	419,358	435	418,923
3.45%	Annual	1-day SOFR, 4.38%	Annual	N/A	01/26/28	USD	228,623	2,173,803	989	2,172,814
1-day SOFR, 4.38%	Annual	4.00%	Annual	N/A	01/26/28	USD	228,623	134,132	989	133,143
3.27%	Annual	1-day SOFR, 4.38%	Annual	02/05/26 (a)	02/05/28	USD	230,190	2,940,740	996	2,939,744
1-day SONIA, 4.70%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	849,941	(6,108,149)	4,686	(6,112,835)
1-day SONIA, 4.70%	Annual	4.86%	Annual	N/A	06/20/28	GBP	62,860	2,036,537	(113)	2,036,650
1-day SONIA, 4.70%	Annual	4.12%	Annual	N/A	11/17/28	GBP	57,731	277,969	2,159	275,810
1-day SONIA, 4.70%	Annual	4.12%	Annual	N/A	11/21/28	GBP	57,649	285,640	2,183	283,457
6-mo. EURIBOR, 2.59%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	148,633	6,340,740	1,315	6,339,425
1-day MIBOR, 6.65%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	1,575,211	88,699	212	88,487
1-day MIBOR, 6.65%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	1,925,258	141,582	259	141,323
1-day SOFR, 4.38%	Annual	4.50%	Annual	N/A	04/26/29	USD	1,720,423	22,775,885	1,673,664	21,102,221
6-mo. EURIBOR, 2.59%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	165,249	4,385,797	1,490	4,384,307
1-day SOFR, 4.38%	Annual	4.00%	Annual	N/A	05/06/29	USD	235,522	(2,295,351)	1,894	(2,297,245)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	119,586	4,848,860	1,128	4,847,732
1-day SOFR, 4.38%	Annual	3.66%	Annual	N/A	10/10/29	USD	115,310	(2,250,592)	1,020	(2,251,612)
1-day TIIEFONDEO, 10.03%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	844,171	406,354	375	405,979
8.97%	Monthly	1-day TIIEFONDEO, 10.03%	Monthly	N/A	12/14/29	MXN	70,838	(23,782)	32	(23,814)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SONIA, 4.70%	Annual	4.00%	Annual	N/A	01/16/30	GBP	128,988	$ 350,070	$ 4,537	$ 345,533
1-day SOFR, 4.38%	Annual	4.00%	Annual	N/A	01/23/30	USD	128,989	(302,258)	1,212	(303,470)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	2,673	14,776	776	14,000
6-mo. EURIBOR, 2.59%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	5,374	34,013	13,530	20,483
6-mo. PRIBOR, 3.70%	Semi-Annual	3.62%	Annual	03/19/25 (a)	03/19/30	CZK	52,603	12,436	24	12,412
6-mo. PRIBOR, 3.70%	Semi-Annual	3.69%	Annual	03/19/25 (a)	03/19/30	CZK	52,603	18,947	24	18,923
6-mo. WIBOR, 5.81%	Semi-Annual	4.88%	Annual	03/19/25 (a)	03/19/30	PLN	10,600	831	29	802
6-mo. WIBOR, 5.81%	Semi-Annual	4.91%	Annual	03/19/25 (a)	03/19/30	PLN	12,077	3,747	34	3,713
6-mo. WIBOR, 5.81%	Semi-Annual	4.94%	Annual	03/19/25 (a)	03/19/30	PLN	17,666	11,995	49	11,946
7.94%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	03/19/25 (a)	03/19/30	ZAR	247,879	(72,126)	148	(72,274)
1-day MIBOR, 6.65%	Semi-Annual	6.20%	Semi-Annual	03/19/25 (a)	03/19/30	INR	667,440	40,478	86	40,392
1-day MIBOR, 6.65%	Semi-Annual	6.20%	Semi-Annual	03/19/25 (a)	03/19/30	INR	667,440	39,836	86	39,750
1-day MIBOR, 6.65%	Semi-Annual	6.26%	Semi-Annual	03/19/25 (a)	03/19/30	INR	1,334,879	118,202	172	118,030
0.02%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	08/26/31	EUR	103,788	16,817,749	1,646	16,816,103
1-day ESTR, 1,477.92%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	74,318	129,506	1,041	128,465
3-mo. JIBAR, 7.56%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	276,671	1,263,237	243	1,262,994
3-mo. JIBAR, 7.56%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	138,336	632,088	120	631,968
3-mo. JIBAR, 7.56%	Quarterly	9.92%	Quarterly	N/A	09/20/33	ZAR	138,336	642,176	122	642,054
1-day MIBOR, 6.65%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	1,013,451	155,208	210	154,998
1-day MIBOR, 6.65%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	1,013,451	163,584	210	163,374
1-day SOFR, 4.38%	Annual	4.35%	Annual	N/A	04/26/34	USD	1,281,638	17,722,723	2,244,798	15,477,925
1-day SOFR, 4.38%	Annual	3.66%	Annual	N/A	10/10/34	USD	77,654	(2,989,863)	1,247	(2,991,110)
1-day SOFR, 4.38%	Annual	3.67%	Annual	N/A	12/26/34	USD	133,331	(4,829,761)	2,179	(4,831,940)
1-day SOFR, 4.38%	Annual	3.70%	Annual	N/A	01/06/35	USD	104,391	(3,513,521)	1,710	(3,515,231)
3.46%	Annual	1-day SOFR, 4.38%	Annual	12/15/26 (a)	12/15/36	USD	46,302	2,414,348	767	2,413,581
4.25%	Annual	1-day SOFR, 4.38%	Annual	N/A	09/29/43	USD	16,230	(140,778)	10,603	(151,381)
3.65%	Annual	1-day SOFR, 4.38%	Annual	N/A	11/03/53	USD	50,072	3,279,757	1,576	3,278,181
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/06/54	JPY	2,733,675	(1,354,507)	641	(1,355,148)
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/11/54	JPY	2,733,675	(1,350,990)	645	(1,351,635)
1-day SOFR, 4.38%	Annual	4.07%	Annual	N/A	04/26/54	USD	49,926	56,675	214,045	(157,370)
3.65%	Annual	1-day SOFR, 4.38%	Annual	N/A	11/02/54	USD	464,907	29,546,481	147,249	29,399,232
1-day SONIA, 4.70%	Annual	4.10%	Annual	N/A	11/07/54	GBP	47,000	(1,213,320)	224,008	(1,437,328)
								$ 119,928,573	$ 5,239,919	$ 114,688,654

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	14,565	$ 453,523	$ 303	$ 453,220
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pitney Bowes, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/25	USD	1,210	$ (1,662)	$ 41,787	$ (43,449)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	320	13,896	16,146	(2,250)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	475	20,626	31,052	(10,426)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(23,703)	11,011	(34,714)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	8,161	74,629	(66,468)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	4,591	44,128	(39,537)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pitney Bowes, Inc.	1.00%	Quarterly	Citibank N.A.	12/20/27	USD	400	$ 6,801	$ 67,328	$ (60,527)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	8,331	76,223	(67,892)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	675	11,477	107,754	(96,277)
Xerox Corp.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	470	30,849	32,798	(1,949)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	51,853	55,274	(3,421)
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	425	(4,932)	12,555	(17,487)
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	395	(4,587)	11,676	(16,263)
Paramount Global Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	1,955	(22,696)	60,589	(83,285)
Simon Property Group., LP	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,065	(82,980)	65,259	(148,239)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,200	(163,714)	173,409	(337,123)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	8,100	(80,574)	(31,406)	(49,168)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	130	16,814	12,572	4,242
Xerox Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	260	33,627	25,121	8,506
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	8,100	(60,877)	86,462	(147,339)
DXC Technology Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	1,385	(224,284)	(155,910)	(68,374)
DXC Technology Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	692	(112,061)	(68,878)	(43,183)
Best Buy Co., Inc.	5.00	Quarterly	BNP Paribas SA	12/20/29	USD	4,117	(846,707)	(820,919)	(25,788)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas SA	12/20/29	EUR	3,917	(33,136)	(24,961)	(8,175)
Republic of Panama	1.00	Quarterly	Citibank N.A.	12/20/29	USD	4,885	212,430	149,524	62,906
Southwest Airlines, Co.	1.00	Quarterly	Citibank N.A.	12/20/29	USD	5,680	(44,424)	(7,470)	(36,954)
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	1,700	58,678	82,222	(23,544)
							$ (1,228,203)	$ 127,975	$ (1,356,178)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	2,125	$ 95,025	$ 34,540	$ 60,485
Virgin Media Finance PLC	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	2,073	113,156	75,584	37,572
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	3,960	216,084	141,247	74,837
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	1,886	102,927	76,586	26,341
Comcast Cable Communications, LLC	1.00	Quarterly	BNP Paribas SA	12/20/29	A-	USD	4,117	89,405	84,860	4,545
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB	EUR	992	89,592	70,583	19,009
Hannover Rueck SE	1.00	Quarterly	BNP Paribas SA	12/20/29	A	EUR	1,959	19,806	12,122	7,684
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	6,562	880,390	820,527	59,863
Muenchener Rueckversicherungs- Gesellschaft AG	1.00	Quarterly	BNP Paribas SA	12/20/29	A+	EUR	1,958	19,989	12,589	7,400
Vistra Operations Company LLC	5.00	Quarterly	Citibank N.A.	12/20/29	BB+	USD	735	127,137	128,861	(1,724)
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	BB+	USD	385	66,595	63,880	2,715
								$ 1,820,106	$ 1,521,379	$ 298,727

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-day COOIS, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	31,939,901	$ 25,072	$ —	$ 25,072
9.81%	At Termination	1-day COOIS, 9.00%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	51,107,805	30,454	—	30,454

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	88,121	$ (179,529)	$ —	$ (179,529)
1-day BZDIOVER, 0.05%	At Termination	11.83%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	5,201	(6,010)	—	(6,010)
1-day BZDIOVER, 0.05%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	71,491	(66,324)	—	(66,324)
14.18%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	42,282	19,291	—	19,291
7.25%	Quarterly	1-day COOIS, 9.00%	Quarterly	Barclays Bank PLC	N/A	09/25/26	COP	1,624,242	5,552	—	5,552
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	122,264	(2,444,781)	—	(2,444,781)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	928	(18,115)	—	(18,115)
1-day BZDIOVER, 0.05%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	173,308	(3,382,906)	—	(3,382,906)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	166,281	(3,243,304)	—	(3,243,304)
11.49%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	53,942	553,459	—	553,459
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	33,538	328,599	—	328,599
12.21%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	7,281	56,887	—	56,887
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	21,429	(39,824)	—	(39,824)
1-day BZDIOVER, 0.05%	At Termination	9.77%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	36,513	(668,439)	—	(668,439)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	138,239	(2,750,531)	—	(2,750,531)
1-day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	17,412	(63,781)	—	(63,781)
8.73%	Quarterly	1-day COOIS, 9.00%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	11,536,896	(34,005)	—	(34,005)
8.78%	Quarterly	1-day COOIS, 9.00%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	1,441,484	(4,870)	—	(4,870)
									$ (11,883,105)	$ —	$ (11,883,105)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.30%, 4.38%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	03/20/25	USD	61,771	$ 622,261	$ —	$ 622,261
1-day SOFR minus 0.55%, 4.38%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	7,855	80,738	—	80,738
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.20%, 4.38%	At Termination	Goldman Sachs International	N/A	03/20/25	USD	32,553	(13,841)	—	(13,841)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.70%, 4.38%	Quarterly	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	86,915	$ (36,954)	$ —	$ (36,954)
1-day SOFR, 4.38%	Quarterly	Citi Equity US 1W Volatility Carry Index	Quarterly	Citibank N.A.	N/A	12/19/25	USD	1,261	(32,818)	—	(32,818)
1-day SOFR, 4.38%	Quarterly	Citi Equity US 1W Volatility Carry Index	Quarterly	Citibank N.A.	N/A	12/19/25	USD	1,918	(25,878)	—	(25,878)
Fixed, 0.00%	Quarterly	Citi Equity US 1W Volatility Carry Index	Semi-Annual	Citibank N.A.	N/A	12/19/25	USD	40	(266,655)	—	(266,655)
Fixed, 0.00%	Quarterly	Deutsche Bank Variable Notional Long-Short Credit Index	Quarterly	Deutsche Bank AG	N/A	12/19/25	USD	803	(907)	—	(907)
Fixed, 0.00%(a)	Quarterly	Goldman GSVLTYI2 Index	Quarterly	Goldman Sachs International	N/A	12/19/25	USD	719	(4,439)	—	(4,439)
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Systematic Skew Index	Quarterly	Goldman Sachs International	N/A	12/19/25	USD	741	12,478	—	12,478
Fixed, 0.00%	Quarterly	J.P. Morgan EM FX Volatility Carry Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	819	(8,394)	—	(8,394)
									$ 325,591	$ —	$ 325,591

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	07/28/25	$775,336	$8,971 (c)	$790,941	0.0%
	Monthly	Citibank N.A.(d)	02/24/25 – 02/24/28	(519,897,837)	(4,345,764)(e)	(524,842,886)	3.1
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25 – 02/18/25	(142,142,193)	(1,345,038)(g)	(143,422,632)	1.1
					$(5,681,831)	$(667,474,577)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(6,634) of net dividends and financing fees.
(e)	Amount includes $599,285 of net dividends and financing fees.
(g)	Amount includes $(64,599) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	20-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-300 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-317 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

The following table represents the individual long  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 07/28/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc., Class A	82,133	$790,941	100.0%
Net Value of Reference Entity — Barclays Bank PLC		$790,941
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/24/25 - 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Belgium
D Ieteren Group	(3,729)	$(625,492)	0.1%
UCB SA	(38,468)	(7,484,075)	1.4
		(8,109,567)
Brazil
Marfrig Global Foods SA	(378,573)	(1,029,342)	0.2
Natura & Co. Holding SA	(283,249)	(611,665)	0.1
Nu Holdings Ltd., Class A	(1,359,725)	(18,002,759)	3.4
Suzano SA	(86,172)	(919,662)	0.2
		(20,563,428)
Canada
Canadian Pacific Kansas City Ltd.	(71,906)	(5,714,482)	1.1
China
Anhui Conch Cement Co., Ltd., Class H	(613,000)	(1,652,581)	0.3
Baidu, Inc., Class A	(188,750)	(2,134,098)	0.4
China International Capital Corp., Ltd., Class H	(3,469,200)	(5,775,268)	1.1
China Overseas Land & Investment Ltd.	(983,500)	(1,567,517)	0.3
China Railway Group Ltd., Class H	(4,521,000)	(2,189,455)	0.4
China Resources Power Holdings Co., Ltd.	(2,282,525)	(5,076,435)	1.0
CRRC Corp Ltd., Class H	(2,904,000)	(1,838,644)	0.4
CSPC Pharmaceutical Group Ltd.	(2,816,000)	(1,623,363)	0.3
JD Health International, Inc.	(276,350)	(1,144,293)	0.2
Longfor Group Holdings Ltd.	(4,215,000)	(5,357,644)	1.0
New Oriental Education & Technology Group, Inc.	(232,000)	(1,130,099)	0.2
Postal Savings Bank of China Co., Ltd., Class H	(7,449,000)	(4,446,945)	0.9
		(33,936,342)
Denmark
Coloplast A/S, Class B	(21,964)	(2,529,540)	0.5
Zealand Pharma A/S	(37,410)	(3,801,467)	0.7
		(6,331,007)
Security	Shares	Value	% of Basket Value
Finland
Metso OYJ	(6,195)	$(61,490)	0.0%
Neste OYJ	(354,142)	(4,487,433)	0.9
		(4,548,923)
France
Alstom SA	(276,706)	(5,476,810)	1.1
Pernod Ricard SA	(10,759)	(1,228,778)	0.2
Renault SA	(104,861)	(5,383,325)	1.0
Teleperformance SE	(29,137)	(2,728,439)	0.5
		(14,817,352)
Italy
DiaSorin SpA	(25,868)	(2,770,658)	0.5
Nexi SpA	(701,904)	(3,564,508)	0.7
Telecom Italia SpA	(4,045,459)	(1,110,425)	0.2
		(7,445,591)
Japan
Aeon Co., Ltd.	(41,200)	(998,162)	0.2
Dentsu Group Inc.	(160,500)	(3,718,299)	0.7
DMG Mori Co. Ltd.	(192,651)	(3,107,449)	0.6
Fujikura Ltd.	(30,900)	(1,243,671)	0.2
Harmonic Drive Systems, Inc.	(122,100)	(3,507,552)	0.7
Hoshizaki Corp.	(52,500)	(1,943,086)	0.4
Japan Steel Works Ltd.	(17,100)	(604,802)	0.1
Kadokawa Corp.	(66,200)	(1,400,657)	0.3
Kawasaki Heavy Industries Ltd.	(163,000)	(7,362,295)	1.4
Kobayashi Pharmaceutical Co., Ltd.	(84,800)	(3,161,264)	0.6
Kobe Bussan Co., Ltd.	(133,000)	(3,022,363)	0.6
Lasertec Corp.	(47,900)	(4,981,765)	1.0
MatsukiyoCocokara & Co.	(252,600)	(3,738,764)	0.7
Mercari, Inc.	(1,089,086)	(13,150,571)	2.5
Mitsubishi Heavy Industries Ltd.	(263,400)	(3,854,923)	0.7
MonotaRO Co., Ltd.	(85,000)	(1,464,432)	0.3
Nippon Express Holdings, Inc	(203,500)	(3,298,339)	0.6
Nissan Motor Co. Ltd.	(661,500)	(1,810,145)	0.3
NTT Data Group Corp.	(167,800)	(3,256,427)	0.6
Oji Holdings Corp.	(670,700)	(2,708,803)	0.5
Rakuten Bank Ltd.	(90,000)	(2,762,676)	0.5
Rohm Co. Ltd.	(279,800)	(2,664,734)	0.5
Sanrio Co., Ltd.	(45,600)	(1,701,578)	0.3
Seibu Holdings, Inc.	(40,800)	(879,975)	0.2
Seven & i Holdings Co. Ltd.	(567,000)	(9,051,449)	1.7
Sharp Corp.	(57,500)	(345,329)	0.1
Shimano, Inc.	(22,900)	(3,213,459)	0.6
Square Enix Holdings Co. Ltd.	(13,686)	(554,735)	0.1
SUMCO Corp.	(825,400)	(6,093,936)	1.2
Sumitomo Chemical Co., Ltd.	(916,574)	(1,982,651)	0.4
Tokyo Electric Power Co Holdings, Inc.	(1,599,700)	(4,192,386)	0.8
Tokyo Gas Co. Ltd.	(82,400)	(2,330,996)	0.4
		(104,107,673)
Mexico
Alfa SAB de CV, Class A	(576,130)	(471,814)	0.1
Poland
ORLEN SA	(353,591)	(4,662,383)	0.9
Singapore
Seatrium Ltd.	(600,400)	(981,441)	0.2

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
South Korea
LG Energy Solution Ltd.	(8,491)	$(2,044,164)	0.4%
POSCO Future M Co. Ltd.	(11,255)	(1,095,855)	0.2
		(3,140,019)
Spain
Grifols SA	(506,514)	(4,333,548)	0.8
Sweden
Beijer Ref AB, Class B	(21,900)	(324,971)	0.1
Switzerland
Avolta AG	(52,714)	(2,382,706)	0.5
Clariant AG	(177,021)	(1,992,556)	0.4
Georg Fischer AG	(16,925)	(1,332,945)	0.2
Sandoz Group AG	(163,143)	(7,810,856)	1.5
Swatch Group AG	(33,581)	(6,221,241)	1.2
		(19,740,304)
Taiwan
Chailease Holding Co., Ltd.	(354,092)	(1,235,539)	0.2
Formosa Chemicals & Fibre Corp.	(216,000)	(183,977)	0.0
Formosa Plastics Corp.	(1,863,000)	(2,046,676)	0.4
Fubon Financial Holding Co., Ltd.	(955,840)	(2,677,486)	0.5
Innolux Corp.	(6,628,000)	(2,807,638)	0.5
Shin Kong Financial Holding Co., Ltd.	(4,925,000)	(1,833,994)	0.4
		(10,785,310)
United Kingdom
Coca-Cola Europacific Partners PLC	(165,713)	(13,016,756)	2.5
Entain PLC	(357,624)	(3,105,215)	0.6
JD Sports Fashion PLC	(3,081,500)	(3,381,635)	0.6
Rentokil Initial PLC	(1,467,086)	(7,185,121)	1.4
		(26,688,727)
United States
Albemarle Corp.	(185,664)	(15,631,052)	3.0
Align Technology, Inc.	(5,988)	(1,312,031)	0.3
APA Corp.	(587,834)	(12,891,200)	2.5
Axon Enterprise, Inc.	(19,063)	(12,432,507)	2.4
Blackstone, Inc., Class A	(16,711)	(2,959,685)	0.6
Celanese Corp., Class A	(95,234)	(6,765,423)	1.3
Charles River Laboratories International, Inc.	(23,503)	(3,872,354)	0.7
Charter Communications, Inc., Class A	(40,976)	(14,156,798)	2.7
Corteva, Inc.	(238,000)	(15,534,260)	3.0
Diamondback Energy, Inc.	(74,676)	(12,273,747)	2.3
Enphase Energy, Inc.	(69,280)	(4,314,758)	0.8
First Solar, Inc.	(32,835)	(5,500,519)	1.0
Fiserv, Inc.	(26,471)	(5,718,795)	1.1
Flowco Holdings, Inc., Class A	(57,427)	(1,607,956)	0.3
Humana, Inc.	(16,515)	(4,842,693)	0.9
Kenvue, Inc.	(450,925)	(9,600,193)	1.8
Lamb Weston Holdings, Inc.	(333,338)	(19,980,280)	3.8
Las Vegas Sands Corp.	(139,036)	(6,372,020)	1.2
LKQ Corp.	(132,434)	(4,951,707)	0.9
Molina Healthcare, Inc.	(6,967)	(2,162,627)	0.4
Norfolk Southern Corp.	(24,582)	(6,275,785)	1.2
O’Reilly Automotive, Inc.	(2,914)	(3,771,940)	0.7
Palantir Technologies, Inc., Class A	(36,516)	(3,012,205)	0.6
Parker-Hannifin Corp.	(24,478)	(17,307,170)	3.3
Prudential Financial, Inc.	(21,488)	(2,594,891)	0.5
Smurfit WestRock PLC	(372,705)	(19,786,908)	3.8
Standardaero Inc.	(285,602)	(7,665,558)	1.5
Starbucks Corp.	(58,210)	(6,268,053)	1.2
Security	Shares	Value	% of Basket Value
United States (continued)
Take-Two Interactive Software, Inc.	(18,665)	$(3,462,544)	0.7%
Tapestry, Inc.	(67,955)	(4,956,638)	0.9
Walgreens Boots Alliance, Inc.	(265,788)	(2,732,301)	0.5
Western Digital Corp.	(114,009)	(7,425,406)	1.4
		(248,140,004)

Net Value of Reference Entity — Citibank N.A.		$(524,842,886)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/25 - 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Dr. Soliman Abdul Kader Fake Hospital Co.	64,030	$1,163,675	(0.8)%
Nice One Beauty Digital Marketing Co.	42,264	633,278	(0.5)
Rasan Information Technology Co.	59,104	1,482,840	(1.0)
United International Holding Co.	2,137	105,406	(0.1)
		3,385,199
United Arab Emirates
Talabat Holding PLC	11,380,878	4,399,844	(3.1)
United States
AMC Networks, Inc., Class A	176,496	1,699,657	(1.2)
Eagle Bancorp, Inc.	32,278	846,006	(0.6)
Informatica, Inc., Class A	89,931	2,309,428	(1.6)
New York Community Bancorp, Inc.	290,478	3,436,355	(2.4)
Paramount Global	20,266	220,494	(0.1)
		8,511,940
Total Reference Entity — Long		16,296,983
Reference Entity — Short
Common Stocks
Australia
Dexus	(718,987)	(3,206,894)	2.2
IDP Education Ltd.	(102,745)	(841,808)	0.6
Lynas Rare Earths Ltd.	(796,224)	(3,086,188)	2.2
Mineral Resources Ltd.	(275,509)	(5,877,565)	4.1
Pro Medicus Ltd.	(18,012)	(3,082,499)	2.1
SEEK Ltd.	(223,857)	(3,147,373)	2.2
Treasury Wine Estates Ltd.	(645,146)	(4,279,891)	3.0
WiseTech Global Ltd.	(103,324)	(7,821,905)	5.5
		(31,344,123)
Brazil
BRF SA	(122,766)	(459,843)	0.3
Cosan SA	(1,476,312)	(1,955,263)	1.4
Localiza Rent a Car SA	(645,818)	(3,411,402)	2.4
Marfrig Global Foods SA	(159,876)	(434,704)	0.3
Natura & Co. Holding SA	(803,238)	(1,734,561)	1.2
Suzano SA	(288,339)	(3,077,267)	2.1
		(11,073,040)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
Canada
Power Corp. of Canada	(21,250)	$(644,072)	0.5%
China
China International Capital Corp., Ltd., Class H	(44,400)	(73,914)	0.0
China Resources Power Holdings Co., Ltd.	(16,798)	(37,359)	0.0
PICC Property & Casualty Co. Ltd., Class H	(2,378,000)	(3,863,607)	2.7
Shandong Gold Mining Co. Ltd., Class H	(956,250)	(1,659,203)	1.2
		(5,634,083)
Denmark
Zealand Pharma A/S	(8,977)	(912,210)	0.6
France
Sartorius Stedim Biotech	(20,345)	(4,691,127)	3.3
Italy
Telecom Italia SpA	(18,285,869)	(5,019,230)	3.5
Japan
Kansai Electric Power Co., Inc.	(422,500)	(4,661,348)	3.2
Mercari, Inc.	(86,661)	(1,046,420)	0.7
Rakuten Group, Inc.	(13)	(82)	0.0
Rohm Co. Ltd.	(55,200)	(525,709)	0.4
Sapporo Holdings Ltd.	(40,200)	(1,864,822)	1.3
Sharp Corp.	(467,100)	(2,805,271)	2.0
Shinko Electric Industries Co. Ltd.	(129,500)	(4,882,976)	3.4
Square Enix Holdings Co. Ltd.	(105,051)	(4,258,035)	3.0
SUMCO Corp.	(6,900)	(50,943)	0.0
		(20,095,606)
Mexico
Alfa SAB de CV, Class A	(1,406,095)	(1,151,502)	0.8
Poland
Inpost SA	(105,643)	(1,728,270)	1.2
Singapore
SATS Ltd.	(780,300)	(1,942,044)	1.3
Seatrium Ltd.	(959,800)	(1,568,933)	1.1
		(3,510,977)
South Africa
Impala Platinum Holdings Ltd.	(856,681)	(4,702,036)	3.3
South Korea
Delivery Hero SE, Class A	(29,946)	(773,928)	0.5
POSCO Future M Co. Ltd.	(14,546)	(1,416,288)	1.0
POSCO Holdings, Inc.	(6,177)	(1,100,444)	0.8
		(3,290,660)
Security	Shares	Value	% of Basket Value
Sweden
Beijer Ref AB, Class B	(114,770)	$(1,703,055)	1.2%
Switzerland
Avolta AG	(12,035)	(543,989)	0.4
Bachem Holding AG	(20,716)	(1,318,937)	0.9
Clariant AG	(13,374)	(150,538)	0.1
Georg Fischer AG	(8,403)	(661,787)	0.5
Sandoz Group AG	(37,149)	(1,778,596)	1.2
Tecan Group AG	(9,536)	(2,448,048)	1.7
		(6,901,895)
Taiwan
Chailease Holding Co., Ltd.	(715)	(2,495)	0.0
United Kingdom
JD Sports Fashion PLC	(168,546)	(184,962)	0.1
St James’s Place PLC	(82,713)	(1,074,081)	0.8
		(1,259,043)
United States
Atlantic Union Bankshares Corp.	(14,435)	(545,210)	0.4
Brandywine Realty Trust	(5,149)	(28,268)	0.0
Celanese Corp., Class A	(6,428)	(456,645)	0.3
Community Bank System, Inc.	(13,952)	(914,275)	0.6
CVB Financial Corp.	(34,967)	(728,712)	0.5
Enphase Energy, Inc.	(1,103)	(68,695)	0.1
International Paper Co.	(92,680)	(5,145,594)	3.6
Lamb Weston Holdings, Inc.	(9,309)	(557,981)	0.4
Provident Financial Services, Inc.	(49,500)	(919,215)	0.6
Servisfirst Bancshares Inc.	(11,863)	(1,075,618)	0.8
		(10,440,213)
Exchange Traded Funds
United States
iShares iBoxx $ Investment Grade Corporate Bond ETF	(203,215)	(21,837,484)	15.2
SPDR S&P Oil & Gas Exploration & Production ETF	(62,042)	(8,323,555)	5.8
Vanguard Intermediate-Term Corporate Bond ETF	(191,274)	(15,454,939)	10.8
Total Reference Entity — Short		(159,719,615)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(143,422,632)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 281,950,934	$ 53,398,779	$ 335,349,713
Common Stocks
Australia	1,458,864	82,498,468	272	83,957,604
Belgium	—	13,966,951	—	13,966,951
Brazil	52,354,961	—	—	52,354,961
Cambodia	—	358,967	—	358,967
Canada	208,868,405	—	—	208,868,405
China	10,698,294	185,526,001	—	196,224,295
Colombia	617,811	—	—	617,811
Czech Republic	521,718	562,132	—	1,083,850
Denmark	3,413,754	111,002,382	—	114,416,136
Finland	2,664,305	1,295,541	—	3,959,846
France	3,706,521	359,112,164	—	362,818,685
Georgia	462,991	—	—	462,991
Germany	—	101,335,688	—	101,335,688
Greece	924,418	451,947	—	1,376,365
Hong Kong	—	39,268,990	—	39,268,990
Hungary	—	1,787,160	—	1,787,160
India	39,006	12,526,037	—	12,565,043
Indonesia	—	6,251,484	—	6,251,484
Ireland	—	5,343,354	—	5,343,354
Israel	5,241,059	—	—	5,241,059
Italy	1,643,236	221,893,723	—	223,536,959
Japan	—	438,999,013	—	438,999,013
Jordan	1,471,083	—	—	1,471,083
Kazakhstan	1,560,496	535,366	—	2,095,862
Macau	—	4,330,777	—	4,330,777
Malaysia	—	1,205,734	—	1,205,734
Mexico	20,706,568	—	—	20,706,568
Netherlands	13,918,116	122,661,543	—	136,579,659
Norway	3,063,100	15,375,578	—	18,438,678
Peru	7,445,395	—	—	7,445,395
Philippines	367,074	2,059,171	—	2,426,245
Poland	—	7,739,126	—	7,739,126
Portugal	823,028	—	—	823,028
Romania	322,111	—	—	322,111
Saudi Arabia	3,632,696	3,774,956	—	7,407,652
Singapore	1,224,477	2,412,792	—	3,637,269
South Africa	—	7,109,406	—	7,109,406
South Korea	6,427,211	36,828,918	—	43,256,129
Spain	—	76,343,956	—	76,343,956
Sweden	3,291,372	24,181,065	—	27,472,437
Switzerland	52,614,923	95,391,484	—	148,006,407
Taiwan	—	186,147,448	—	186,147,448
Thailand	1,044,787	683,294	—	1,728,081
Turkey	932,825	1,294,440	—	2,227,265
United Arab Emirates	580,881	5,233,008	28	5,813,917

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Kingdom	$ 5,615,500	$ 409,801,799	$ 1,697,259	$ 417,114,558
United States	7,618,086,107	203,685,629	150,292,426	7,972,064,162
Corporate Bonds	—	1,537,861,781	417,504,194	1,955,365,975
Fixed Rate Loan Interests	—	1,226,382	24,032,127	25,258,509
Floating Rate Loan Interests	—	554,299,094	260,325,402	814,624,496
Foreign Agency Obligations	—	330,649,298	—	330,649,298
Grantor Trust	47,418,229	—	—	47,418,229
Investment Companies	481,132,894	—	—	481,132,894
Municipal Bonds	—	11,963,216	—	11,963,216
Non-Agency Mortgage-Backed Securities	—	415,832,125	43,152,972	458,985,097
Preferred Securities
Capital Trusts	—	61,435,425	—	61,435,425
Preferred Stocks
Brazil	25,809,876	—	16,087,902	41,897,778
Germany	5,568,256	—	—	5,568,256
United States	—	1,376,802	360,168,692	361,545,494
India	—	—	—	—
Israel	—	—	7,103,791	7,103,791
China	—	—	55,775,766	55,775,766
Finland	—	—	5,011,074	5,011,074
United Kingdom	—	—	9,924,763	9,924,763
Trust Preferreds	20,404,304	—	—	20,404,304
U.S. Government Sponsored Agency Securities	—	8,252,157	—	8,252,157
U.S. Treasury Obligations	—	75,837,891	—	75,837,891
Warrants
Brazil	14,064	—	—	14,064
France	—	101,674	—	101,674
Israel	4,443	—	2,187	6,630
United Kingdom	—	—	724,115	724,115
United States	203,196	5,129,606	8,189,363	13,522,165
Short-Term Securities
Foreign Agency Obligations	—	6,300,527	—	6,300,527
Money Market Funds	287,033,092	—	—	287,033,092
Time Deposits	—	295,042	—	295,042
Options Purchased
Commodity Contracts	899,550	—	—	899,550
Credit Contracts	—	22,188	—	22,188
Equity Contracts	44,895,488	897,182	—	45,792,670
Foreign Currency Exchange Contracts	—	2,432,500	—	2,432,500
Interest Rate Contracts	53,547	177,799	—	231,346
Unfunded Floating Rate Loan Interests(a)	—	—	3,431	3,431
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(36,882)	—	(36,882)
	$ 8,949,180,032	$ 6,084,980,233	$ 1,413,394,543	16,447,554,808
Investments Valued at NAV(b)				21,835,796
				$ 16,469,390,604
Derivative Financial Instruments(c)
Assets
Commodity Contracts	$ 165,978	$ —	$ —	$ 165,978
Credit Contracts	—	5,015,622	—	5,015,622
Equity Contracts	10,215,756	5,279,586	12,478	15,507,820
Foreign Currency Exchange Contracts	—	27,742,236	—	27,742,236
Interest Rate Contracts	27,085,486	143,946,636	—	171,032,122
Other Contracts	—	453,220	—	453,220
Liabilities
Commodity Contracts	(209,292)	—	—	(209,292)
Credit Contracts	—	(1,756,609)	—	(1,756,609)
Equity Contracts	(23,539,181)	(8,608,122)	(4,439)	(32,151,742)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Foreign Currency Exchange Contracts	$ —	$ (77,270,515)	$ —	$ (77,270,515)
Interest Rate Contracts	(44,006,450)	(52,761,856)	—	(96,768,306)
	$ (30,287,703)	$ 42,040,198	$ 8,039	$ 11,760,534

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests
Assets
Opening balance, as of April 30, 2024	$ 38,085,305	$ 119,692,127	$ 432,084,007	$ 26,530,196	$ 315,824,269	$ 49,081,457	$ 17,091,812
Transfers into Level 3	—	—	222,150	—	1,942,718	—	—
Transfers out of Level 3	(13,484,089)	—	—	—	(6,624,415)	—	—
Other(a)	—	(5,275,471)	—	—	—	—	—
Accrued discounts/premiums	—	—	2,220,272	57,280	485,076	332,244	—
Net realized gain (loss)	—	—	(142,614,918)	40,328	(1,485,173)	45	(1,983,785)
Net change in unrealized appreciation (depreciation)(b)	270,889	11,542,934	131,341,255	206,714	(811,485)	480,939	4,379,515
Purchases	28,526,674	26,030,395	52,532,763	—	80,018,518	853,876	—
Sales	—	—	(58,281,335)	(2,802,391)	(129,024,106)	(7,595,589)	(19,487,542)
Closing balance, as of January 31, 2025	$ 53,398,779	$ 151,989,985	$ 417,504,194	$ 24,032,127	$ 260,325,402	$ 43,152,972	$ —
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025(b)	$ 270,889	$ 11,542,934	$ (2,121,126)	$ 206,714	$ (3,196,841)	$ 480,939	$ —

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of April 30, 2024	$ 388,352,924	$ (65,701)	$ 9,436,259	$ 1,396,112,655
Transfers into Level 3	—	—	1,118	2,165,986
Transfers out of Level 3	—	—	(3,151,880)	(23,260,384)
Other(a)	5,275,471	—	—	—
Accrued discounts/premiums	—	—	—	3,094,872
Net realized gain (loss)	—	—	(1,304,975)	(147,348,478)
Net change in unrealized appreciation (depreciation)(b)	(25,673,868)	69,132	3,935,137	125,741,162
Purchases	90,581,461	—	6	278,543,693
Sales	(4,464,000)	—	—	(221,654,963)
Closing balance, as of January 31, 2025	$ 454,071,988	$ 3,431	$ 8,915,665	$ 1,413,394,543
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025(b)	$ (24,436,916)	$ 21,436	$ 2,630,192	$ (14,601,779)

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 derivatives financial instruments for which significant unobservable inputs were used in determining fair value:
	Credit Contracts Assets	Credit Contracts Liabilities	Total
Opening Balance as of April 30, 2024	$ —	$ —	$ —
Transfers in Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	12,478	(4,439)	8,039
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of January 31, 2025	$ 12,478	$ (4,439)	$ 8,039
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025(a)	$ 12,478	$ (4,439)	$ 8,039

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at
January 31, 2025 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $223,051,516. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs(b)
Assets
Common Stocks	$138,513,481	Market	Revenue Multiple	1.05x - 7.69x	3.45x
			Time to Exit	0.5 - 5.3 years	3.5 years
			Volatility	35% - 75%	60%
			EBITDA Multiple	22.95x	—
			Gross Profit Multiple	9.25x	—
		Income	Discount Rate	10%-16%	12%
			Discount for Lack of Marketability	6%	—

Asset Backed Securities	25,480,991	Income	Discount Rate	8%	—

Non-Agency Mortgage-Backed Securities	11,675,669	Income	Discount Rate	9%	—

Corporate Bonds	346,485,507	Income	Discount Rate	7% - 30%	12%
			Estimated Recovery Value	37%	—
		Market	Volatility	50% -90%	52%
			Revenue Multiple	1.50x - 4.00x	3.84x
			Time to Exit	1.0 year	—
			EBITDAR	9.50x	—

Floating Rate Loan Interests	206,318,823	Income	Discount Rate	6% - 15%	8%

Fixed Rate Loan Interests	24,032,127	Income	Discount Rate	8% - 12%	9%

Preferred Stocks(b)	428,928,803	Income	Discount Rate	10% - 30%	14%
		Market	Revenue Multiple	1.26 - 23.05x	12.77x
			Time to Exit	0.5 - 5.0 years	2.3 years
			Volatility	35% - 95%	69%
			Gross Profit Multiple	17.25x	—
			Direct Profit Multiple	4.00x	—
			EBITDAR	9.50x	—
			EBITDA Multiple	8.50x	—
			Market Adjustment Multiple	1.00x - 1.85x	1.32x

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs(b)

Warrants	$8,915,665	Market	Revenue Multiple	3.00x - 11.76x	9.20x
			Time to Exit	0.3 - 3.0 years	2.6 years
			Volatility	40% - 80%	63%
		Income	Discount for Lack of Marketability	6%	—
	$1,190,351,066

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $56,149,261 as of January 31, 2025.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Currency Abbreviation (continued)
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium-Term Note
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIK	Payment-in-Kind

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviation (continued)
PJSC	Public Joint Stock Company
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAN	State Aid Notes
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
STACR	Structured Agency Credit Risk
TIIEFONDEO	MXN Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate